As filed with the Securities and Exchange Commission on December 24, 2008

Securities Act Registration No. 333-148568

Investment Company Act Registration No. 811-22165

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                ☒

Post-Effective Amendment No. 1                       ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ☒

       Amendment No. 2                                         ☒

(Check appropriate box or boxes)

ALLSTATE FINANCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

3100 Sanders Road, Suite J5B

Northbrook, Illinois 60062-7154

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (847) 402-2532

(Name and Address of Agent for Service)	Copy to:
Joseph P. Rath Allstate Financial Investment Trust 3100 Sanders Road, Suite J5B Northbrook, Illinois 60062-7154	Cathy Gonzales O’Kelly, Esq. Vedder Price P.C. 222 N. LaSalle Street Chicago, IL 60601

Approximate Date of Proposed Public Offering:  As soon as practicable following effectiveness.

It is proposed that this filing will become effective:

☐            immediately upon filing pursuant to paragraph (b)

☒           on December 29, 2008 pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on            pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on                       pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

PROSPECTUS  |  December 29, 2008

Allstate Financial Investment Trust

Allstate ClearTarget 2005 Retirement Fund	Allstate ClearTarget 2030 Retirement Fund

Allstate ClearTarget 2010 Retirement Fund	Allstate ClearTarget 2040 Retirement Fund

Allstate ClearTarget 2015 Retirement Fund	Allstate ClearTarget 2050 Retirement Fund

Allstate ClearTarget 2020 Retirement Fund

Class A, Class C and Class I Shares

Each Allstate ClearTarget Retirement FundSM seeks the highest total return over time consistent with its asset mix. The asset mix in each Allstate ClearTarget Retirement Fund will emphasize capital growth for periods farther from retirement (which, for example, is the case for the Allstate ClearTarget 2050 Retirement Fund) and capital preservation and income for periods nearer to and after retirement (which, for example, is the case for the Allstate ClearTarget 2005 Retirement Fund). All Allstate ClearTarget Retirement Funds will eventually have a static asset allocation mix fifteen years after the target retirement year.

The Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

▶  Not a deposit

▶  Not FDIC or NCUSIF insured

▶  Not guaranteed by any institution

▶  Not insured by any federal government agency

▶  May lose value

The investment adviser for the Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund, Allstate ClearTarget 2015 Retirement Fund, Allstate ClearTarget 2020 Retirement Fund, Allstate ClearTarget 2030 Retirement Fund, Allstate ClearTarget 2040 Retirement Fund and Allstate ClearTarget 2050 Retirement Fund (each a "Fund" and collectively, the "Allstate Funds") is Allstate Institutional Advisors, LLC (the "Adviser"), an SEC registered investment adviser and a Delaware subsidiary of Allstate Life Insurance Company.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the Allstate Funds.SM This summary describes the Allstate Funds' objectives, principal investment strategies, principal risks, and fees.

More details regarding the Allstate Funds can be found in this Prospectus. Please be sure to read this additional information BEFORE you invest.

You should also consider the following:

■  You may lose money by investing in a Fund.

■  An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Allstate Funds

Investment Objective

The investment objective of each Fund is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each Fund's investment objective may be changed without a shareholder vote. A Fund will, however, provide shareholders 60 days' notice prior to any such change.

Principal Investment Strategies

Each Fund will seek to achieve its objective by investing in a combination of portfolios of The AllianceBernstein Pooling Portfolios and the Allstate Large Cap Index Fund, which represent a variety of asset classes and investment styles (the "Underlying Portfolios"). These asset classes include short-duration bonds, fixed-income securities, equity securities and real estate investment trusts ("REITs"). More information about the Underlying Portfolios' Investments is found under the section titled "Description of Underlying Portfolios" found herein.

Each Fund is managed to the specific year of planned retirement included in its name (the "retirement year"). The Allstate Funds' asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After the retirement date of a Fund, that Fund's asset mix seeks to minimize the likelihood that an investor in that Fund experiences a significant loss of capital at a more advanced age. The asset mix will continue to change with an increasing exposure to investments in fixed-income securities and short-term bonds until the target year. Thereafter, the target asset allocation for that Fund will generally be fixed. The static allocation of a Fund's asset mix will be 27.5% short-duration bonds, 37.5% fixed-income securities, 25% equities and 10% REITs.

The Adviser has engaged AllianceBernstein L.P. ("AllianceBernstein") as subadviser to manage the investment portfolio of each Fund. AllianceBernstein will allow the relative weightings of a Fund's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, AllianceBernstein will generally rebalance the portfolio toward the target asset allocation for that Fund. However, there may be occasions when those ranges will expand to 10% of the Fund's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart shows each Fund's target allocation for the various asset classes as of December 1, 2008.

Allstate Funds
Asset Allocation by Retirement Year

Years Before/After Retirement	50	40	30	20	15	10	5	Retirement	5 Years After*	10 Years After*	15 Years After*
Asset Class
Short Duration Bonds	—	—	—	—	—	—	—	—	9.0	18.0	27.5
Fixed-Income Securities (Bonds)	5.0	5.0	5.0	7.0	14.0	21.0	28.0	35.0	36.0	37.0	37.5
Real Estate Investment Trusts	5.0	5.0	5.0	10.0	10.0	10.0	10.0	10.0	10.0	10.0	10.0
Equity Securities (Stocks)	90.0	90.0	90.0	83.0	76.0	69.0	62.0	55.0	45.0	35.0	25.0

*  These allocations are not specific to any current Fund, but reflect the expected future allocations of any Fund once it reaches 5, 10 and 15 years after its target retirement date, respectively. The target retirement date assumes that an investor retires at age 65.

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Allstate Funds'Asset Allocation

The following chart illustrates how the asset mix of the Allstate Funds will vary over time. In general, the asset mix of each strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

Principal Risks

You could lose money by investing in any of the Allstate Funds. There can be no assurance that a Fund's investment objective will be achieved.

The value of your investment in a Fund will change with changes in the values of that Fund's investments in the Underlying Portfolios. Many factors can affect those values. Principal risks that may affect a Fund's investments as a whole are summarized below. The degree to which the principal risks apply to a particular Fund varies according to the Fund's asset allocation. In general, a Fund with a later retirement year is expected to be more volatile, and thus riskier, than a Fund with an earlier retirement year. A Fund that has achieved its retirement year and thereafter would be expected to be the least volatile of the Allstate Funds. The following principal risks apply to the Allstate Funds:

FUND-OF-FUNDS RISK

The Allstate Funds invest in the Underlying Portfolios. Shareholders of a Fund bear their proportionate share of the Underlying Portfolios' fees and expenses as well as their share of their Fund's fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying Portfolios and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Allstate Funds may be prevented from fully allocating assets to certain Underlying Portfolios due to fund-of-funds investment limitations.

MARKET RISK

This is the risk that the value of an Underlying Portfolio's investments will fluctuate as the stock or bond markets fluctuate and prices overall may decline over short- or long-term periods. Each Fund is subject to this risk, particularly those Allstate Funds with a higher asset allocation to Underlying Portfolios that invest in common stocks. This includes the risk that a particular style of investing, such as growth or value, may be under-performing the stock market generally.

INTEREST RATE RISK

Changes in interest rates will affect the value of an Underlying Portfolio's investments in fixed-income securities. When interest rates rise, the value of an Underlying Portfolio's investments tends to fall and this decrease in value may not be offset by higher interest income from new investments. Interest rate

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risk is generally greater for those Allstate Funds with higher asset allocations to Underlying Portfolios that invest in fixed-income securities with longer maturities or durations.

CREDIT RISK

This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. Investments in fixed-income securities with lower credit ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. This risk is greater for those Allstate Funds with higher asset allocations to Underlying Portfolios that invest in fixed-income securities.

INFLATION RISK

This is the risk that the value of assets or income from an Underlying Portfolio's investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of distributions.

FOREIGN (NON-U.S.) RISK

An Underlying Portfolio's investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect an Underlying Portfolio's investments in a country other than the United States. To the extent an Underlying Portfolio invests in a particular country or geographic region, the Underlying Portfolio may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater for those Allstate Funds with higher asset allocations to Underlying Portfolios that invest in non-U.S. issuers.

EMERGING MARKET RISK

Foreign investment risk may be particularly high to the extent an Underlying Portfolio invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

CURRENCY RISK

This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign (non-U.S.) currencies may negatively affect the value of an Underlying Portfolio's investments or reduce the returns of an Underlying Portfolio. This risk is greater for those Allstate Funds with higher asset allocations of Underlying Portfolios that invest in non-U.S. issuers.

CAPITALIZATION RISK

This is the risk of investments in small- to mid- capitalization companies. Investments in small- and mid-cap companies tend to be more volatile than investments in large-cap companies. Investments in small-cap companies tend to be more volatile than investments in mid- or large-cap companies. An Underlying Portfolio's investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources. This risk is greater for those Allstate Funds with higher asset allocations to Underlying Portfolios that invest in small- and mid-cap companies.

REAL ESTATE INVESTMENT TRUST RISK

REITs are subject to a variety of factors affecting the real estate market generally, such as economic conditions, overbuilding, mortgage rates and availability. In addition, REITs have additional risks because REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws. All Allstate Funds are subject to this risk because they invest in the AllianceBernstein Global Real Estate Investment Portfolio.

FOCUSED PORTFOLIO RISK

Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Underlying Portfolio's net asset value. All Allstate Funds are subject to this risk because they invest in Underlying Portfolios, such as the AllianceBernstein International Growth Portfolio, that emphasize investments in a smaller number of companies.

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DERIVATIVES RISK

An Underlying Portfolio may use derivatives and other leveraging techniques. These investment strategies may be riskier than other investments and may result in greater volatility for the Allstate Funds, particularly in periods of market declines. An Underlying Portfolio's investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such strategies may expose an Underlying Portfolio to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and a security or index.

MANAGEMENT RISK

All Allstate Funds are subject to management risk because each Underlying Portfolio, except the Allstate Large Cap Index Fund, is an actively managed investment portfolio. AllianceBernstein will apply its investment techniques and risk analyses in making investment decisions for each Underlying Portfolio that it subadvises, but there can be no guarantee that its decisions will produce the intended result.

Each Fund's principal risks will change depending on the asset mix of the Underlying Portfolios. This Prospectus includes more information about the Underlying Portfolios, their investments, and related risks under the section titled "Description of Underlying Portfolios" found herein.

Each Fund's annual portfolio turnover is not expected to exceed 100%. However, certain Underlying Portfolio's annual turnover may exceed 100%. Please see the section titled "Underlying Portfolio Turnover" in "Description of Underlying Portfolios" found herein.

Performance and Bar Chart Information

Performance information is not included, because the Allstate Funds do not have a full calendar year of operations.

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FEES AND EXPENSES OF THE ALLSTATE FUNDS

WHY ARE FUND FEES AND EXPENSES IMPORTANT?
Fees and expenses reduce the investment performance of a Fund. The information provided below is intended to help you understand what these fees and expenses are and provides examples of the dollar amount of these costs to help you make comparisons with other funds. Some of these fees are paid, under certain circumstances, at the time you redeem or sell your shares back to the Fund. You pay other fees and expenses indirectly because they are deducted from a Fund's assets and reduce the value of your shares. These fees include management fees, distribution (Rule 12b-1) fees, and operating expenses.

Shareholder Fees

(fees paid directly from your investment)

	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%(a)	None	None
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of redemption proceeds)	None(a)	1.00%(b)	None
Exchange Fee	None	None	None
Redemption Fee	None	None	None

(a)  Class A sales charges may be reduced or eliminated in certain circumstances, typically for large purchases. In some cases, however, a 1%, eighteen month CDSC, may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances. See "The Different Share Class Expenses" in this Prospectus and "Purchase of Shares" in the Statement of Additional Information ("SAI").

(b)  The CDSC as a percentage of redemption proceeds is applicable to Class C shares purchased on or after the effective date of this Prospectus; for Class C shares purchased prior to the date of this Prospectus, the CDSC is applied as a percentage of original purchase price or redemption proceeds, whichever is lower.

A $15 annual account fee is charged against your Fund account for Individual Retirement Accounts ("IRAs").

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Each Fund's operating expense table shows the fees and expenses (including the pro rata share of expenses of the Underlying Portfolios) that you may pay if you buy and hold shares of a Fund.

Allstate ClearTarget 2005 Retirement Fund

	Operating Expenses
	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	66.85%	66.85%	66.85%
Acquired Fund Fees and Expenses (Underlying Portfolios)(a)	0.07%	0.07%	0.07%
Total Fund Operating Expenses (Before Waiver)(b)	68.02%	68.77%	67.77%
Waiver and/or Expense Reimbursement(c)	(66.70)%	(66.70)%	(66.70)%
Net Expenses(d)	1.32%	2.07%	1.07%

Please refer to the footnotes on page 7.

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Allstate ClearTarget 2010 Retirement Fund

	Operating Expenses
	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	93.31%	93.31%	93.31%
Acquired Fund Fees and Expenses (Underlying Portfolios)(a)	0.08%	0.08%	0.08%
Total Fund Operating Expenses (Before Waiver)(b)	94.49%	95.24%	94.24%
Waiver and/or Expense Reimbursement(c)	(93.16)%	(93.16)%	(93.16)%
Net Expenses(d)	1.33%	2.08%	1.08%

Please refer to the footnotes on page 7.

Allstate ClearTarget 2015 Retirement Fund

	Operating Expenses
	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	38.77%	38.77%	38.77%
Acquired Fund Fees and Expenses (Underlying Portfolios)(a)	0.08%	0.08%	0.08%
Total Fund Operating Expenses (Before Waiver)(b)	39.95%	40.70%	39.70%
Waiver and/or Expense Reimbursement(c)	(38.62)%	(38.62)%	(38.62)%
Net Expenses(d)	1.33%	2.08%	1.08%

Please refer to the footnotes on page 7.

Allstate ClearTarget 2020 Retirement Fund

	Operating Expenses
	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	46.78%	46.78%	46.78%
Acquired Fund Fees and Expenses (Underlying Portfolios)(a)	0.08%	0.08%	0.08%
Total Fund Operating Expenses (Before Waiver)(b)	47.96%	48.71%	47.71%
Waiver and/or Expense Reimbursement(c)	(46.63)%	(46.63)%	(46.63)%
Net Expenses(d)	1.33%	2.08%	1.08%

Please refer to the footnotes on page 7.

6

Allstate ClearTarget 2030 Retirement Fund

	Operating Expenses
	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	50.12%	50.12%	50.12%
Acquired Fund Fees and Expenses (Underlying Portfolios)(a)	0.08%	0.08%	0.08%
Total Fund Operating Expenses (Before Waiver)(b)	51.30%	52.05%	51.05%
Waiver and/or Expense Reimbursement(c)	(49.97)%	(49.97)%	(49.97)%
Net Expenses(d)	1.33%	2.08%	1.08%

Please refer to the footnotes below.

Allstate ClearTarget 2040 Retirement Fund

	Operating Expenses
	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	97.93%	97.93%	97.93%
Acquired Fund Fees and Expenses (Underlying Portfolios)(a)	0.08%	0.08%	0.08%
Total Fund Operating Expenses (Before Waiver)(b)	99.11%	99.86%	98.86%
Waiver and/or Expense Reimbursement(c)	(97.78)%	(97.78)%	(97.78)%
Net Expenses(d)	1.33%	2.08%	1.08%

Please refer to the footnotes below.

Allstate ClearTarget 2050 Retirement Fund

	Operating Expenses
	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	115.36%	115.36%	115.36%
Acquired Fund Fees and Expenses (Underlying Portfolios)(a)	0.08%	0.08%	0.08%
Total Fund Operating Expenses (Before Waiver)(b)	116.54%	117.29%	116.29%
Waiver and/or Expense Reimbursement(c)	(115.21)%	(115.21)%	(115.21)%
Net Expenses(d)	1.33%	2.08%	1.08%

(a)  "Acquired Fund Fees and Expenses" are based upon the expected allocation of the Fund's assets among the Underlying Portfolios as of the date of this Prospectus. "Acquired Fund Fees and Expenses" will vary with the changes in the expenses of the Underlying Portfolios, as well as allocation of the Fund's assets, and may be higher or lower than those shown above.

(b)  Total Fund Operating Expenses (before waiver) do not correlate to the ratios of expenses to average net assets without fee waivers in the financial highlights tables, which reflect the operating expenses of the Funds and do not include acquired fund fees and expenses. In addition, "Other Expenses" are based on estimates because financial statements for the initial fiscal year of each Fund report operating results for a period of less than six months.

(c)  Reflects the Adviser's contractual waiver of a portion of its advisory fees and/or reimbursement of a portion of the Fund's operating expenses. The expense limitation agreement does not cover the fees and expenses of the Underlying Portfolios. This agreement extends through December 31, 2011. The Adviser may recoup the amount of any advisory fee waived or expense reimbursed within three years after the year in which the Adviser incurred the expense if the recoupment does not exceed the expense limitation.

(d)  Net expenses are the sum of a Fund's direct net operating expenses (1.25%, 2.00% and 1.00% for Class A, Class C and Class I shares, respectively) and a Fund's indirect Underlying Portfolio Expenses (0.08% for each Fund, except the Allstate Clear Target 2005 Retirement Fund which is 0.07%).

7

EXAMPLES

The examples are hypothetical and are intended to help you compare the cost of investing in the Allstate Funds with the cost of investing in other funds. They assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's and Underlying Portfolios' operating expenses stay the same, and that all dividends and distributions are reinvested. Each Fund's expenses reflect contractual waivers and reimbursements for applicable periods. The Funds' expenses are estimated since the Funds' financial statements for the initial fiscal year ended August 31, 2008 report operating results for less than a period of six months. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the examples would be:

Allstate ClearTarget 2005 Retirement Fund*

	Examples
	Class A	Class C+	Class C++	Class I
After 1 year	$677	$310	$210	$109
After 3 years	945	649	649	340

Please refer to the footnotes on page 9.

Allstate ClearTarget 2010 Retirement Fund*

	Examples
	Class A	Class C+	Class C++	Class I
After 1 year	$678	$311	$211	$110
After 3 years	948	652	652	343

Please refer to the footnotes on page 9.

Allstate ClearTarget 2015 Retirement Fund*

	Examples
	Class A	Class C+	Class C++	Class I
After 1 year	$678	$311	$211	$110
After 3 years	948	652	652	343

Please refer to the footnotes on page 9.

Allstate ClearTarget 2020 Retirement Fund*

	Examples
	Class A	Class C+	Class C++	Class I
After 1 year	$678	$311	$211	$110
After 3 years	948	652	652	343

Please refer to the footnotes on page 9.

Allstate ClearTarget 2030 Retirement Fund*

	Examples
	Class A	Class C+	Class C++	Class I
After 1 year	$678	$311	$211	$110
After 3 years	948	652	652	343

Please refer to the footnotes on page 9.

8

Allstate ClearTarget 2040 Retirement Fund*

	Examples
	Class A	Class C+	Class C++	Class I
After 1 year*	$678	$311	$211	$110
After 3 years	948	652	652	343

Please refer to the footnotes below.

Allstate ClearTarget 2050 Retirement Fund*

	Examples
	Class A	Class C+	Class C++	Class I
After 1 year	$678	$311	$211	$110
After 3 years	948	652	652	343

*  These examples assume that the Adviser's agreement to waive advisory fees and/or reimburse the Allstate Funds' expenses is in effect through December 31, 2011.

+  Assumes redemption at the end of the period.

++  Assumes no redemption at the end of the period.

9

INVESTING IN THE ALLSTATE FUNDS

This section discusses how to buy, sell or redeem, or exchange different classes of shares in a Fund that are offered in this Prospectus. Each Allstate Fund offers three classes of shares through this Prospectus (Class A, Class C and Class I). The Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund and Allstate ClearTarget 2015 Retirement Fund offer three additional classes of shares through a separate prospectus (Class GA, Class GC and Class GI).

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different ongoing distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see the sections titled "The Different Share Class Expenses" and "The Pros and Cons of Different Share Classes" found herein. Keep in mind that only Class A shares offer Quantity Discounts on sales charges, as described more fully under the section titled "Sales Charge Reduction Programs and Waivers" found herein.

How to Buy Shares

Class A and Class C

You may purchase a Fund's Class A or Class C shares through your financial adviser. You also may purchase additional shares through your financial adviser or directly from the Allstate Funds' principal underwriter, Funds Distributor, LLC (the "Distributor").

Purchase Minimums and Maximums

Minimums:*

—Initial:	$2,500
—Subsequent:	$50

*  These purchase minimums may not apply to some accounts established in connection with the Automatic Investment Program. Please see the section titled "Automatic Investment Program" found herein. Additionally, these investment minimums do not apply to persons participating in a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Distributor and/or Allstate Funds.

Maximum Individual Purchase Amount:

—Class A shares:	None
—Class C shares:	$1,000,000	*

*  Or such lesser amount as may be defined by your financial adviser.

Class I Shares

You may purchase Class I shares through your financial adviser at net asset value ("NAV"). Class I shares may be purchased and held solely:

■  through accounts established under a program or platform sponsored and maintained by a registered broker-dealer or other financial adviser approved by the Distributor and/or Allstate Funds; or

■  through a qualified employee benefit plan (e.g., a 401(k) plan).

Purchase Minimums and Maximums

Minimums:

—Initial:	$1,000,000

Buying Shares Through Your Broker or Financial Adviser

In order for you to receive the next-determined NAV, less any applicable initial sales charge, you must submit your purchase request to your broker or financial adviser in time for review by your broker or financial adviser. Your broker or financial adviser must complete its review and submit your request to the Fund by 4:00 p.m. Eastern time. Accordingly, your investment may not be made at the NAV on the day you submit your order to your broker or financial adviser.

Buying Shares Directly from a Fund by Mail:

■  To open a new account by mail, make out a check for the amount of your investment, payable to the Allstate Financial Investment Trust. Complete the New Account Application and mail the completed Application and the check to:

PO Box:
Allstate Funds
PO Box 8046
Boston, MA 02266-8046

or

Overnight Address:
Allstate Funds
c/o Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021

■  To purchase additional shares, make out a check for the amount of your investment, payable to the Allstate Financial Investment

10

Trust. Mail the check, together with a letter that specifies the Fund name, the account number and the name in which the account is registered to:

PO Box:
Allstate Funds
PO Box 8046
Boston, MA 02266-8046

or

Overnight Address:
Allstate Funds
c/o Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021

Buying Shares Directly from a Fund by Telephone/Wire:

■  If you are an existing Fund shareholder and you have completed the appropriate section of the New Account Application, you may purchase $50 minimum of additional shares by telephone with payment by electronic funds transfer in amounts not exceeding $50,000. The Allstate Funds must receive and confirm telephone requests before 4:00 p.m., Eastern time, to receive that day's public offering price. Call (877) 663-3232 to arrange a transfer from your bank account.

■  If you are an existing Fund shareholder and you have completed the appropriate section of the New Account Application, you may purchase $1,000 minimum of additional shares by wire in amounts not exceeding $50,000. Fees from your sending institution may apply.

Wire Instructions
State Street Bank and Trust Company
ABA# 0110-0002-8
A/C 99057408
Attn: Allstate Funds
FBO: (please specify the Fund name, account number and name(s) on account)

Buying Additional Shares Directly from a Fund Online:

If you are an existing Fund shareholder and you have established online transaction privileges, you may buy additional shares online. To establish online transaction privileges, you must enroll through the website. For important information about this feature, see "Transactions Through the Fund's Website."

Required Information

Each Fund is required by law to obtain, verify and record certain personal information from you or persons acting on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). A Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If a Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potential criminal activity, that Fund reserves the right to take action as it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or resident alien, your account must be affiliated with a Financial Industry Regulatory Authority ("FINRA") member firm.

Each Fund is required to withhold 28% of dividends, capital gains distributions, and redemption proceeds paid to any shareholder who has not provided the Fund with his or her correct taxpayer identification number (social security number for most investors) and certain certifications. To avoid this, you must provide your correct tax identification number (social security number for most investors) and certain certifications on your New Account Application.

General

Your initial application and later requests for transactions will not be processed until they are received in good order. Good order means that your application is properly completed or your transaction request includes your Fund account number, the amount of the transaction (in dollars or shares), signatures of all owners as registered on the account and any supporting legal documentation that may be required.

The Distributor may refuse any order to purchase shares. Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

The Allstate Funds do not issue share certificates.

All purchases should be made by check or wire in U.S. dollars and made payable to Allstate Financial Investment Trust, or in the case of a retirement

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account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Allstate Funds may delay sending redemption proceeds until they determine that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

The Different Share Class Expenses

This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service fees (Rule 12b-1 fees), initial sales charges and/or CDSCs. Please see below for a discussion of how CDSCs are calculated. Only Class A shares offer Quantity Discounts, as described herein under the section titled "Sales Charge Reduction Programs and Waivers."

WHAT IS A RULE 12B-1 FEE?

A Rule 12b-1 fee is a fee deducted from a Fund's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's Rule 12b-1 fee, if any, is disclosed below and in the fee table near the front of this Prospectus.

ASSET-BASED SALES CHARGES OR DISTRIBUTION AND/OR SERVICE (RULE 12B-1) FEES

Each Fund has adopted a plan under SEC Rule 12b-1 that allows a Fund to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of a Fund's shares is:

Distribution and/or Service (Rule 12b-1) Fee (As a Percentage of Aggregate Average Daily Net Assets)
Class A	0.25%
Class C	1.00%
Class I	None

Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class C shares are subject to higher Rule 12b-1 fees than Class A shares. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. All or some of these fees may be paid to financial intermediaries, including your financial adviser's firm.

Class A Shares – Initial Sales Charge Alternative

You can purchase Class A shares at their public offering price (or cost), which is NAV plus an initial sales charge of up to 5.50% of the offering price. Purchases of Class A shares in the amount of $1,000,000 or more are not subject to a sales charge but, if redeemed within eighteen months, may be subject to a CDSC of up to 1%. You may exchange your Class A shares in a Fund for the same class of shares of another Fund without being subject to a sales charge.

Class C Shares – Asset-Based Sales Charge Alternative

You can purchase Class C shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment, however, is subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another Fund, the 1% CDSC also will apply to the Class C shares received. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares.

HOW IS THE CDSC CALCULATED?

The CDSC is applied to the NAV of shares being redeemed with respect to shares purchased on or after the effective date of this Prospectus. For redemptions of shares purchased prior to the date of this Prospectus, the CDSC is applied to the NAV at the original cost of shares being redeemed or the NAV of the shares being redeemed, whichever is lower (or, as to Fund shares acquired through an exchange, the cost of the Fund shares originally purchased for cash). Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest.

Class I Shares

Class I shares are not subject to any initial or contingent sales charges. However, when you purchase Class I shares through your financial adviser, your financial adviser may charge you a fee. See "How to Buy Shares" above.

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Sales Charge Reduction Programs and Waivers

This section includes important information about sales charge reduction programs available to investors in Class A shares and describes information or records you may need to provide to a Fund or your financial intermediary in order to be eligible for sales charge reduction programs.

Required Shareholder Information and Records

In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify the Fund that the shareholder qualifies for a reduction. Without notification, the Fund is unable to ensure that the reduction is applied to the shareholder's account. A shareholder may have to provide certain information or records to his or her financial intermediary or the Fund to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of a Fund held in:

■  all of the shareholder's accounts at the Allstate Funds;

■  any account of the shareholder at another eligible financial intermediary; and

■  accounts of related parties of the shareholder, such as a spouse or child at any eligible financial intermediary.

You Can Reduce Sales Charges
When Buying Class A Shares

Breakpoints or Quantity Discounts Offered by the Allstate Funds

The Allstate Funds offer investors the benefit of discounts on the sales charges that apply to purchases of Class A and Class GA shares in certain circumstances. These discounts, which are also known as Breakpoints, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your Class A investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints. For purposes of breakpoints and quantity discounts, Class A and Class GA shares are aggregated. Class GA shares are offered in a separate prospectus.

Breakpoints or Quantity Discounts allow larger investments in Class A shares to be charged lower sales charges. A shareholder investing more than $100,000 in Class A or Class GA shares of any Allstate Fund is eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1%, eighteen month CDSC may apply.

The sales charge schedule of Class A share Quantity Discounts is as follows:

	Initial Sales Charge		Discount or Commission to Dealers or Agents of
Aggregate Amount Purchased	As % of Net Amount Invested	As % of Offering Price	up to % of Offering Price
$0 to $99,999	5.82%	5.50%	5.00%
$100,000 to $249,999	4.71	4.50	4.00
$250,000 to $499,999	3.63	3.50	3.00
$500,000 to $749,999	2.56	2.50	2.10
$750,000 to $999,999	1.52	1.50	1.20
$1,000,000 and above	0.00	0.00	0.00

Please see the Allstate Fund's SAI for more details.

Rights of Accumulation

To determine if a new investment in Class A shares is eligible for a Quantity Discount, a shareholder can combine the value of the new investment of a Fund with the value of existing investments in that Fund, and any other Fund, for which the shareholder, his or her spouse or domestic partner, or child under the age of 21 is a participant. The Allstate Funds use the current NAV of your existing investments when combining them with your new investment.

Combined Purchase Privileges

A shareholder may qualify for a Quantity Discount by combining purchases of shares of a Fund into a single "purchase." A "purchase" means a single purchase or concurrent purchases of shares of a Fund or any other Fund, by:

■  an individual, his or her spouse or domestic partner, or the individual's children under the age of 21 purchasing shares for his, her or their own account(s);

■  a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved;

■  the employee benefit plans of a single employer; or

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■  any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Fund.

Letter of Intent

An investor may not immediately invest a sufficient amount to reach a Quantity Discount, but may plan to make one or more additional investments, in any Fund and class thereof in certain accounts as described in the "Rights of Accumulation" section, over a period of time that, in the end, would qualify for a Quantity Discount. For these situations, each Fund offers a Letter of Intent, which permits the investor to express the intention, in writing, to invest at least $100,000 in shares of any Allstate Fund within 13 months ("Letter of Intent Period") provided an initial minimum investment of $5,000. The Fund will then apply the Quantity Discount to each of the investor's purchases of Class A shares that would apply to the total amount stated in the Letter of Intent. If an investor fails to invest the total amount stated in the Letter of Intent, the Fund will retroactively collect the sales charges otherwise applicable on Class A shares purchased by redeeming shares in the investor's account at their then current NAV. Investors qualifying for a Combined Purchase Privilege may purchase Class A shares under a single Letter of Intent. The NAV of your existing holdings in Class A shares as of the day immediately before the start of the Letter of Intent Period may be applied toward the Letter of Intent.

By signing the Letter of Intent investors pay a lower sales charge on Class A shares purchased now in exchange for promising to invest an amount over a specified breakpoint within the Letter of Intent Period. The Allstate Funds may hold in escrow a portion of your total shares to cover additional Class A sales charges that may apply if your total purchases over the Letter of Intent Period do not satisfy the Letter of Intent. If you do not invest the amount specified in the Letter of Intent before the expiration date, the Allstate Funds will redeem the escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, the Allstate Funds will release the escrowed shares when you have invested the amount agreed to in the Letter of Intent. Dividends and capital gains on shares held in escrow will be credited to your account. Shares held in escrow are not eligible for exchange privileges or redemptions.

Class A Shares – Sales At NAV

Each Fund may sell its Class A shares at NAV without an initial sales charge to some categories of investors, including:

■  present and former Directors, Trustees, or Officers of any investment company managed by Allstate Institutional Advisers, LLC including domestic partners, and respective immediate family or the account of any trust or retirement plan or individual retirement account which holds shares for the benefit of those persons (provided such waiver applies to accounts established during the course of their employment). The term "immediate family" includes a spouse, children, grandchildren, grandparents, parents, parents-in-law, sons-and daughters-in-law, adoptive children and the same respective parties that exist by operation of subsequent re-marriage(s);

■  present and former Directors, Officers, or employees of Allstate Institutional Advisors, LLC or AIMCO including domestic partners, and respective immediate family or the account of any trust or retirement plan or individual retirement account which holds shares for the benefit of those persons (provided that such waiver applies to accounts established during the course of their employment); and

■  present and former Directors, Officers, or associated persons or full-time employees of select broker/dealers and agents that have entered into a distribution agreement with the Allstate Funds including domestic partners, and respective immediate family or the account of any trust or retirement plan or individual retirement account which hold shares for the benefit of those persons (provided that such waiver applies to accounts established during the course of their employment).

More information on breakpoints and other sales charge waivers is available in the Allstate Funds' SAI.

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CDSC Waivers and Other Programs

Here Are Some Ways To Avoid Or
Minimize Charges On Redemption

CDSC Waivers

The Allstate Funds will waive the CDSCs on redemptions of shares in the following circumstances, among others:

■  certain exchanges of shares;

■  following the death or disability of a shareholder; or

■  if the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

Dividend Reinvestment Program

Class A, Class C and Class I shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of a Fund. Income and capital gains distributions will automatically reinvest in additional shares of the same class of a Fund for distributions less than $25 unless you elect to receive distributions electronically at your bank of record. Distributions are treated the same for federal income tax purposes whether received in cash or additional shares. There is no initial sales charge or CDSC imposed on shares issued pursuant to the Dividend Reinvestment Program.

Automatic Investment Program

The Automatic Investment Program allows investors to purchase Class A and Class C shares of a Fund through pre-authorized transfers of funds from the investor's bank account. To qualify for the Automatic Investment Program, an investor need not make an initial purchase but must invest at least $50 monthly. Monthly investments pursuant to the Automatic Investment Program occur on the fifteenth of each month unless a different date is provided. If the date of a monthly investment occurs on a non-business day, the automatic investment will take place the following business day. Please see the Allstate Funds' SAI for more details.

Reinstatement Privilege

A shareholder who has redeemed all or any portion of his or her Class A shares may reinvest all or any portion of the proceeds from the redemption in Class A shares of any Fund at NAV without any sales charge, if the reinvestment is made within 60 calendar days after the redemption date. The sale of Class A shares and reinvestment may still result in a tax liability for federal income tax purposes.

The "Pros" and "Cons" of Different Share Classes

The decision as to which class of shares is most beneficial to you depends on the amount and intended length of your investment. If you are making a large investment that qualifies for a reduced sales charge, you might consider purchasing Class A shares. Class A shares, with their lower Rule 12b-1 fees, are designed for investors with a long-term investing time frame.

Class C shares should not be considered as a long-term investment because they are subject to a higher distribution fee indefinitely. Class C shares do not, however, have an initial sales charge or a CDSC so long as the shares are held for one year or more. Thus, Class C shares are designed for investors with a short-term investing time frame.

Your financial adviser may receive differing compensation for selling Class A or Class C shares. The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of a Fund) to certain affiliated or unaffiliated brokers, dealers or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options. Any such payments will not change the NAV or the price of the Fund's shares. For more information, please see the Allstate Funds' SAI.

Other

A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, or other financial intermediary, with respect to the purchase, sale, or exchange of any class of shares made through your financial adviser. The financial intermediaries also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by the

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Allstate Funds, including requirements as to the minimum initial, subsequent and maximum investment amounts.

You should consult your financial adviser for assistance in choosing a class of Fund shares.

How to Exchange Shares

You may exchange your Fund shares for shares of the same class of another Fund by mail, telephone, and your broker or financial adviser. Exchanges of shares are made at the next-determined NAV, without sales or service charges. Class C shares of a Fund may be exchanged with Class C shares of another Fund without being subject to a 1% CDSC. The 1 year period for the CDSC begins on the date of your original purchase, not the date of the exchange. You may request an exchange by mail or telephone, subject to a $50 minimum. Additionally, exchanges into Funds you do not currently own are subject to initial purchase requirements. In order to receive a day's NAV, the Allstate Funds must receive and confirm your exchange request by 4:00 p.m., Eastern time, on that day.

You may also exchange shares online. To establish online transaction privileges, you must enroll through the website. For important information on this feature, see "Transactions Through the Funds' Website."

You may also exchange your Class A shares for Class GA shares of the same Fund or another Fund without being subject to a sales charge. You may exchange your Class C shares for Class GC shares of the same Fund or another Fund without being subject to a 1% CDSC. The 1 year period for the CDSC begins with the date of your original purchase, not the date of the exchange from the Class C shares. You may exchange your Class I shares of a Fund for Class GI shares of the same Fund or another Fund. However, Class A, Class C, or Class I shares acquired through an exchange out of the respective Class GA, Class GC, or Class GI shares are subject to a 60-day waiting period prior to any subsequent exchange back into the respective Class GA, Class GC, or Class GI shares ("waiting period restriction"). The waiting period restriction includes all Class A, Class C, or Class I shares held directly in your own name or indirectly through an account owned or controlled by:

■  your spouse or domestic partner, or your children under the age of 21 ("restricted family member");

■  a trustee or other fiduciary single trust, estate or single fiduciary account in which you or a restricted family member are a beneficiary;

■  an employee benefit plan to which you or a restricted family member are a beneficiary; or

■  any privately-held company in which you or a restricted family member have a controlling interest.

Exchanges into Class GA, Class GC or Class GI shares may be done by mail, subject to the initial purchase requirements of such classes.

The Allstate Funds may modify, restrict, or terminate the exchange privilege on 60 days written notice. Exchanges of shares are generally treated as taxable transactions for federal income tax purposes.

Automatic Conversion of Class C Shares to Class A Shares

Class C shares automatically convert to Class A shares of the same Fund in the month of the 10-year anniversary of the purchase date. Class C shares issued upon reinvestment of income and capital gain dividends and other distributions will be converted to Class A shares on a pro rata basis with the Class C shares. These automatic conversions are not taxable events for federal income tax purposes. Should this conclusion change, the automatic conversion process may be suspended. If the automatic conversion process is suspended, you would have the option to exchange your Class C shares to Class A shares in or after the same anniversary month mentioned above without incurring sales charges or fees, but you may incur tax consequences as a result. Such an exchange would be based on the relative NAV of the Class C shares and Class A shares involved in the exchange.

How to Sell or Redeem Shares

Selling Shares Through Your Broker or Financial Adviser

In order for you to receive the next-determined NAV, less any applicable CDSC, you must submit your sales request to your broker or financial adviser in time for review by your broker or financial adviser. Your broker or financial adviser must complete this review and submit your request to the Fund by 4:00 p.m. Eastern time. Accordingly, your redemption may not be made at the NAV on the day you submit your request to your broker or financial adviser. In addition, your broker or financial adviser is responsible for submitting all

16

necessary documentation to the Fund and may charge you a fee for this service.

How to Sell or Redeem Shares Directly with the Allstate Funds

You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the New York Stock Exchange ("the Exchange") is open, either directly or through your financial intermediary. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your redemption request in good order. Normally, redemption proceeds will be sent to you within seven days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

Selling Shares Directly to a Fund by Mail:

■  Send a signed letter of instruction, to:

PO Box:
Allstate Funds
PO Box 8046
Boston, MA 02266-8046

■  For certified or overnight deliveries, send to:

Overnight Address:
Allstate Funds
c/o Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021

■  For your protection, a bank, a member firm of FINRA or a national stock exchange or another eligible guarantor who is a member of, or a participant in a signature guarantee program must guarantee signatures. (A notary public is not an eligible guarantor.) Your redemption request must include a signature guarantee if any of the following situations apply:

■  Your redemption is more than $50,000;

■  If you are redeeming shares within 30 days of changing your address or banking instructions;

■  If you want a check in the amount of your redemption to be made payable to someone other than the registered owners on file; or

■  If you want a check in the amount of your redemption to be mailed to a different address.

Selling Shares Directly to a Fund by Telephone:

■  You may redeem your shares by telephone request, subject to a $50 minimum. Call the Allstate Funds at (877) 663-3232 with instructions on how you wish to receive your sale proceeds.

■  You may redeem your shares by wire request, subject to a $1,000 minimum. The fee for domestic or international wires is $15 or $35, respectively. Additionally, the receiving institution's charges may apply.

■  The Allstate Funds must receive and confirm a telephone or wire redemption request by 4:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC.

■  For your protection, the Allstate Funds will request personal or other information from you to verify your identity and will generally record the calls. Neither the Allstate Funds nor the Adviser, Boston Financial Data Services, Inc., the Distributor, or other Fund agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on your behalf that the Allstate Funds reasonably believes to be genuine.

■  If you have selected electronic funds transfer in your New Account Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

■  Redemption requests by electronic funds transfer or check may not exceed $50,000 per Fund Account per day.

■  Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

Selling Shares Online:

You may redeem shares online. To establish online transaction privileges, you must enroll through the website. For important information on this feature, see "Transactions Through the Funds' Website."

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Transactions Through the Funds' Website

You may check your account balance(s) and historical transactions and purchase, sell or exchange shares in an existing account of a Fund through the Funds' website at https://www3.financialtrans.com/tf/FANWeb?tx=Disclaim&cz=80011111819001904. You automatically have the ability to view account balances and transactions by enrolling on the website. You also automatically have the ability to complete transactions on the website unless you decline them on your application.

You will be required to enter into a user's agreement through the website in order to enroll for website privileges. In order to conduct online transactions, you must have telephone transaction privileges. The Allstate Funds impose a limit of $50,000 on purchase, redemption, and exchange transactions through the website. You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the website for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Allstate Funds and their service providers have established certain security procedures, the Allstate Funds and the Distributor cannot assure you that inquiries, account information or trading activity will be completely secure. There also may be delays, malfunctions or other inconveniences associated with the Internet, and times when the website is unavailable for transactions or other purposes. Should this happen, you should consider purchasing or redeeming using another method. Neither the Allstate Funds nor the Distributor will be liable for any such delays, malfunctions, unauthorized interception or access to information. In addition, provided reasonable security procedures are used, neither the Allstate Funds nor the Distributor will be responsible for any loss, liability, cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized transactions.

Systematic Withdrawal Plan

The Allstate Funds offer a systematic withdrawal plan for accounts with a minimum value of $5,000 that permits the redemption of Class A or Class C shares without payment of a CDSC. Under this plan, redemptions equal to 1% a month, 2% every two months or 3% a quarter of the value of the Fund account would be free of a CDSC. For Class A or Class C shares, shares held the longest would be redeemed first. Systematic withdrawals occur on the fifth day of each month unless a different date is provided. If the date of a systematic withdrawal occurs on a non-business day, the withdrawal will be initiated on the previous business day. Systematic withdrawals are generally treated as taxable transactions for federal income tax purposes.

Redemptions in Kind:

■  If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for each of the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for federal income tax purposes on the same basis as a redemption for cash, and will incur any costs of sale, as well as the associated inconveniences.

Redemption by the Allstate Funds:

■  If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding retirement accounts), the Fund may redeem all your Fund shares within your account after giving you 60 days prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount or by using the Automatic Investment Plan.

Frequent Purchases and Redemptions of Fund Shares

The Allstate Funds are designed for long-term investors. The Allstate Funds discourage and do not accommodate short-term or excessive trading. Such trading may present risks to other shareholders in the Allstate Funds, including disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact the Allstate Funds' NAV and result in dilution to long-term shareholders. Short-term and excessive trading in Fund shares can also negatively impact the Allstate Funds' long-term performance by requiring the Allstate Funds to maintain more assets in cash or to liquidate holdings at a disadvantageous time. These

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risks may be more pronounced for the Allstate Funds investing in securities that are susceptible to pricing arbitrage (e.g., international securities, emerging markets securities and small cap securities).

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures which seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Allstate Funds. These policies and procedures include the following:

■  The Allstate Funds' policy is not to accept knowingly any money intended for the purpose of short-term or excessive trading. Accordingly, you should not invest in the Allstate Funds if your purpose is to engage in short-term or excessive trading, and you should refrain from such practices if you currently own shares of a Fund;

■  The Allstate Funds reserve the right to reject or restrict any purchase order (including exchanges) from any investor for any reason, including excessive, short-term or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Allstate Funds also reserve the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash; and

■  The Allstate Funds may adopt and impose redemption fees if the Board determines that such fees are necessary to minimize or eliminate short-term or excessive trading.

In making the determination to exercise these rights, the Allstate Funds may consider an investor's trading history in the Allstate Funds and accounts under common ownership or control. The Allstate Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Allstate Funds. Accordingly, the Adviser uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders other than those who hold shares through omnibus accounts. Because there is no universally accepted definition of what constitutes short-term or excessive trading, the Allstate Funds will use their reasonable judgment based on all the circumstances.

While the Allstate Funds seek to deter short-term and excessive trading, because the Allstate Funds' policies and procedures involve the exercise of reasonable judgment, the Allstate Funds may not identify or prevent some short-term or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of short-term or excessive trading, and the trading limitations are not applied prior to detecting such trading activity. Therefore, the Allstate Funds' policies and procedures do not prevent such trading before it is detected. As a result, some investors may be able to engage in short-term and excessive trading, while others are prohibited, and the Allstate Funds may experience the adverse effects of short-term and excessive trading described above.

Although the Allstate Funds notify intermediaries of and request that they enforce the Allstate Funds' policy, the Allstate Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Allstate Funds' policy. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Allstate Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Allstate Funds to direct shareholders. The Allstate Funds reserve the right to limit an intermediary's future access to the Allstate Funds, up to and including termination of the selling agreement held with an intermediary. There is no assurance that the Allstate Funds' policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

How the Allstate Funds Value Their Shares

The price of each Fund's shares is based on its NAV, which, for the Allstate Funds, in turn is based on the NAVs of the Underlying Portfolios in which it invests. Each Fund's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Because certain of the Underlying Portfolios may invest in securities that are primarily traded on foreign exchanges that trade on weekends or other days when a Fund does not price its shares, the NAV of a Fund's

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shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.

Your order for purchase, sale, or exchange of shares is priced at the next-determined NAV after your order is received in proper form by a Fund.

ALLSTATE LARGE CAP INDEX FUND

For the Allstate Large Cap Index Fund, the market value of domestic equity securities is determined by valuing securities traded on national securities markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price. Foreign equity securities that trade in the U.S. are valued as of the close of trading on the primary U.S. exchange or market on which they trade; otherwise, foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade. Securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when the fund's NAV is computed, are valued at a fair value as determined in good faith under the supervision of the Board of Trustees and in accordance with the Allstate Funds' valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which the Allstate Large Cap Index Fund is carrying the security.

OTHER UNDERLYING PORTFOLIOS

This section applies to the Underlying Portfolios except for the Allstate Large Cap Index Fund.

Each Underlying Portfolio, except for the Allstate Large Cap Index Fund, values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Underlying Portfolios' Board of Directors. When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. An Underlying Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by an Underlying Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Each Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. An Underlying Portfolio may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Underlying Portfolio values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, each Underlying Portfolio believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Underlying Portfolios may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

The Board of Directors of the Underlying Portfolios, except for the Allstate Large Cap Index Fund, has delegated responsibility for valuing each applicable Underlying Portfolio's assets to AllianceBernstein. AllianceBernstein has established a Valuation Committee, which operates under the policies and procedures approved by the applicable Underlying Portfolios' Board, to value each applicable Underlying Portfolio's assets on behalf of the Underlying Portfolio. AllianceBernstein's Valuation Committee values Underlying Portfolio assets as described above.

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GLOSSARY

This Prospectus uses the following terms:

TYPES OF SECURITIES

Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

Depositary Receipts include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity Securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.

Interest-only ("IO") securities are debt securities that receive only the interest payments on an underlying debt that has been structured to have two classes, one of which is the IO class and the other of which is the principal-only or PO class, that receives only the principal payments on the underlying debt obligation. POs are similar to, and are sometimes referred to as, zero coupon securities, which are debt securities issued without interest coupons.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A Securities are securities that may be resold under Rule 144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or by government-sponsored entities.

RATING AGENCIES AND RATED SECURITIES

Fitch is Fitch Ratings.

Lower-rated securities are fixed-income securities rated Ba or below by Moody's or BB or below by S&P or Fitch, or determined by AllianceBernstein to be of equivalent quality, and are commonly referred to as "junk bonds."

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

OTHER

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

SEC is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

Securities Act is the Securities Act of 1933, as amended.

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DESCRIPTION OF UNDERLYING PORTFOLIOS

Each Fund invests in a combination of Underlying Portfolios. Each Fund's target asset allocation is intended to diversify its investments among various asset classes such as stocks and bonds.

AllianceBernstein does not intend to make frequent tactical adjustments to the target asset mix or to trade actively among Underlying Portfolios, other than the periodic adjustments described above. However, as noted above, AllianceBernstein reserves the right to modify the target allocations and Underlying Portfolio weightings and to substitute other Underlying Portfolios from time to time should circumstances warrant. The following table shows which Underlying Portfolios are used within each asset class as of December 1, 2008 and the target allocations for each Fund:

Percentage of Fund Invested in the
Specified Underlying Portfolio as of December 1, 2008

Current Fund	2050	2040	2030	2020	2015	2010	2005	10 Years After*	15 Years After*
Asset Class/Underlying Portfolio(s)
Short Duration Bonds
Short Duration Bond	–	–	–	–	–	–	6.75	18.00	27.50
Bonds
Inflation-Protected Securities	–	–	–	3.00	7.75	12.75	14.75	15.00	15.00
Intermediate Duration	5.00	5.00	5.00	9.25	11.50	13.50	15.50	19.50	22.50
High-Yield	–	–	3.75	7.00	7.00	7.00	5.50	2.50	–
Subtotal	5.00	5.00	8.75	19.25	26.25	33.25	42.50	55.00	65.00
REITs
Global Real Estate Investment	5.00	5.00	6.50	10.00	10.00	10.00	10.00	10.00	10.00
Subtotal	5.00	5.00	6.50	10.00	10.00	10.00	10.00	10.00	10.00
Stocks
U.S. Large Cap	48.00	48.00	45.38	38.00	34.75	31.75	27.25	20.50	15.00
Small-Mid Cap Growth	7.50	7.50	6.94	5.63	4.94	4.00	3.00	2.00	1.25
Small-Mid Cap Value	7.50	7.50	6.94	5.63	4.94	4.00	3.00	2.00	1.25
International Growth	13.50	13.50	12.75	10.75	9.56	8.50	7.13	5.25	3.75
International Value	13.50	13.50	12.75	10.75	9.56	8.50	7.13	5.25	3.75
Subtotal	90.00	90.00	84.75	70.75	63.75	56.75	47.50	35.00	25.00

*  These allocations are not specific to any Fund, but reflect the expected future allocations of any Fund once it reaches 10 and 15 years after its retirement date, respectively. The target retirement date assumes that an investor retires at age 65.

The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. companies. They also include investments in the real estate sector as well as foreign stocks from developed and emerging markets.

The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), and credit quality (investment-grade and high yield).

The Allstate Large Cap Index Fund is managed by Allstate Investment Management Company, an affiliate of the Adviser. All other Underlying Portfolios are managed by AllianceBernstein, as described below.

Stock Portfolios

Allstate Large Cap Index Fund has an investment objective of seeking to approximate the performance of a benchmark index that measures the investment return of U.S. large-capitalization stocks.

The fund employs an indexing investment approach designed to approximate the performance of the Standard & Poor's 500 Index ("S&P 500"), a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The fund will attempt to approximate the return of the target index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500, other stocks/securities outside the S&P 500, or in derivatives including but not limited to futures, swaps and exchange traded funds ("ETFs"), that will aid the

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subadviser in its goal of approximating the return of the target index. Under normal circumstances, the fund invests at least 80% of its assets in large cap stocks. For this fund, "large cap" stocks are defined as the stocks of companies that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the S&P 500.

The fund reserves the right to substitute a different index for the index it currently approximates. In any such instance, the substitute index would measure the same market segment (large cap stocks) as the current index.

The fund may invest in foreign securities to the extent necessary to carry out its investment strategy. It is not expected that the fund will invest more than 5% of its assets in foreign securities.

The fund will attempt to remain as fully invested as practicable; however, there may be a temporary residual uninvested or uncovered cash position due to items such as corporate actions, constituent changes and cash flows. To help stay invested and to reduce transaction costs the fund may invest in derivatives. The fund will not use derivatives for speculation or for leveraging (magnifying or increasing) investment returns.

AllianceBernstein Global Real Estate Investment Portfolio has an investment objective of seeking total return from a combination of income and long-term growth of capital. This portfolio invests primarily in equity securities of REITs and other real estate industry companies. Under normal circumstances, this portfolio invests at least 80% of its net assets in these types of securities.

This portfolio's investment policies emphasize investment in real estate companies AllianceBernstein believes have strong property fundamentals and management teams. This portfolio seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.

This portfolio may invest up to 20% of its total assets in mortgage-backed securities, which are securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property.

AllianceBernstein International Value Portfolio has an investment objective of seeking long-term growth of capital. This portfolio invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries.

This portfolio normally invests in companies in at least three countries other than the United States. This portfolio's investment policies emphasize investment in companies that AllianceBernstein determines to be undervalued. In selecting securities for this portfolio, AllianceBernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

AllianceBernstein International Growth Portfolio has an investment objective of seeking long-term growth of capital. This portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The portfolio's investment process relies upon comprehensive fundamental company research produced by AllianceBernstein's large research team of analysts covering both developed and emerging markets around the globe. Research-driven stock selection is expected to be the primary driver of returns relative to the portfolio's benchmark and other decisions, such as country allocation, are generally the result of the stock selection process.

The portfolio invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The portfolio's investments include companies that are established as a result of privatizations of state enterprises.

AllianceBernstein Small-Mid Cap Value Portfolio has an investment objective of seeking long-term growth of capital. This portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. For these purposes, "small-and mid-cap U.S. companies" are those U.S. companies that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500TM Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500TM Value Index. While the capitalizations of companies in the Russell 2500TM Value Index ranged from $2 million to approximately $6.60 billion as of November 30, 2008, the portfolio normally will not invest in companies with market capitalizations exceeding $5 billion at the time of

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purchase. Under normal circumstances, this portfolio invests at least 80% of its net assets in these types of securities.

This portfolio's investment policies emphasize investment in companies that AllianceBernstein determines to be undervalued. In selecting securities for this portfolio, AllianceBernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. It may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.

AllianceBernstein Small-Mid Cap Growth Portfolio has an investment objective of seeking long-term growth of capital. This portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. Under normal circumstances, this portfolio invests at least 80% of its net assets in small-and mid-cap companies. For these purposes, "small-and mid-cap companies" are those U.S. companies that, at the time of investment, have market capitalizations in the greater of the range of companies constituting the Russell 2500TM Growth Index or between $1 and $6 billion. The market capitalizations of companies in the Russell 2500TM Growth Index ranged from $6 million to $5.34 billion as of November 30, 2008. Because the portfolio's definition of small- to mid- cap companies is dynamic, the upper limit on market capitalization will change with the markets.

Normally, this portfolio invests in U.S. companies that AllianceBernstein believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. AllianceBernstein relies heavily on the fundamental analysis and research of its internal research staff to select this portfolio's investments. This portfolio may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.

Bond Funds

AllianceBernstein Short Duration Bond Portfolio has an investment objective to provide a moderate rate of income that is subject to taxes. This portfolio invests primarily in investment-grade, U.S. Dollar-denominated debt securities. Under normal circumstances, this portfolio invests at least 80% of its net assets in debt securities. This portfolio seeks to maintain a relatively short duration of one to three years under normal market conditions. Duration is a measure of sensitivity to interest rates and varies as obligors on debt securities repay their obligations.

This portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as other securities of U.S. and non-U.S. issuers.

This portfolio may invest in investment grade quality securities rated A or Baa (including Baa1, Baa2 and Baa3) by Moody's, or A or BBB (including BBB+ and BBB-) by S&P or Fitch. If a security has a split rating, then this portfolio will use the rating deemed by AllianceBernstein to be the most appropriate under the circumstances. If securities are downgraded to below Baa3 or BBB-, or if unrated, are determined by AllianceBernstein to have undergone similar credit quality deterioration, AllianceBernstein may retain such securities if AllianceBernstein concludes that disposition would not be in the best interests of this portfolio.

AllianceBernstein Intermediate Duration Bond Portfolio has an investment objective to provide a moderate to high rate of income that is subject to taxes. This portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as securities of U.S. and non-U.S. issuers. This portfolio may invest in medium-quality securities rated A or Baa (including Baa1, Baa2 and Baa3) by Moody's, or A or BBB (including BBB+ and BBB-) by S&P or Fitch. If a security has a split rating, then this portfolio will use the rating deemed by AllianceBernstein to be the most appropriate under the circumstances. If securities are downgraded to below Baa3 or BBB-, or if unrated, are determined by AllianceBernstein to have undergone similar credit quality deterioration, AllianceBernstein may retain such securities if AllianceBernstein concludes that disposition would not be in the best interests of this portfolio. Unrated securities may be purchased by the portfolio when AllianceBernstein believes that the financial condition of the issuers of such obligations and the protection afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with the portfolio's investment policies. Under normal circumstances, this portfolio invests at least 80% of its net assets in debt securities. This

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portfolio seeks to maintain a relatively longer duration of three to six years under normal market conditions.

The portfolio may also invest up to 20% of its total assets in debt securities denominated in currencies other than the U.S. Dollar. This portfolio also may invest up to 20% of its assets in hybrid instruments, which have characteristics of futures, options, currencies and securities.

AllianceBernstein Inflation-Protected Securities Portfolio has an investment objective of seeking a total return that exceeds the rate of inflation over the long-term with income that is subject to taxes. This portfolio invests primarily in U.S. Dollar-denominated inflation-protected securities and may invest in medium-quality securities rated A or Baa (including Baa1, Baa2 and Baa3) by Moody's, or A or BBB (including BBB+ and BBB-) by S&P or Fitch. Under normal circumstances, this portfolio invests at least 80% of its net assets in inflation-protected securities. The portfolio's investments in inflation-protected securities include inflation-indexed debt securities of varying maturities issued by U.S. or non-U.S. governments, their agencies or instrumentalities and by corporations, and inflation derivatives. This portfolio seeks to maintain a duration within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS 1-10 year Index, which as of November 30, 2008 was 4.86 years.

Assets not invested in inflation-indexed bonds may be invested in other types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, and mortgage-related securities as well as other securities of U.S. and non-U.S. issuers.

AllianceBernstein High-Yield Portfolio has an investment objective of seeking a high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. This portfolio invests primarily in high-yield debt securities. Under normal circumstances, this portfolio invests at least 80% of its net assets in these types of securities.

This portfolio invests in high-yield, below investment grade debt securities, commonly known as "junk bonds." This portfolio seeks to maximize current income by taking advantage of market developments, yield disparities, and variations in the creditworthiness of issuers.

This portfolio may invest in U.S. Dollar-denominated and non-U.S. Dollar-denominated foreign fixed-income securities.

ADDITIONAL INVESTMENT PRACTICES

Each of the Underlying Portfolios also may:

■  Write covered put and call options and purchase and sell put and call options on U.S. and non-U.S. securities, currencies, market and financial indices, and other derivatives and financial instruments;

■  Enter into forward commitments, futures contracts, and options on futures contracts with respect to U.S. and non-U.S. securities, currencies, and market and financial indices;

■  Invest in synthetic foreign equity securities;

■  Enter into forward currency exchange contracts;

■  Enter into swap transactions;

■  Enter into repurchase agreements and reverse repurchase agreements;

■  Enter into standby commitment agreements;

■  Invest in convertible securities;

■  Invest in the securities of supranational agencies and other "semi-governmental" issuers;

■  Make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of the Portfolio's net assets is held as collateral for such sales;

■  Make secured loans of portfolio securities of up to 33 1/3% of its total assets;

■  Invest up to 15% of its total assets in illiquid securities;

■  Invest in depositary receipts, ETFs, and other derivative instruments representing securities of companies or market indices; and

■  Borrow up to 5% of its assets on a temporary basis and borrow from a bank up to 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

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AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio, the AllianceBernstein Small-Mid Cap Growth Portfolio and the Allstate Large Cap Index Fund each also may:

■  Invest up to 20% of its total assets in rights and warrants.

The AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio and AllianceBernstein High-Yield Portfolio each also may:

■  Invest in variable, floating, and inverse floating rate investments; and

■  Invest in zero coupon and interest-only or principal-only securities.

Future Developments

An Underlying Portfolio may take advantage of other investment practices that are not currently contemplated for use by the Underlying Portfolios, or are not available but may yet be developed, to the extent such investment practices are consistent with the Underlying Portfolio's investment objective and legally permissible for the Underlying Portfolio. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Underlying Portfolio Turnover

Each of the Underlying Portfolios, except for the Allstate Large Cap Index Fund, is actively managed and, in some cases in response to market conditions, an Underlying Portfolio's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Underlying Portfolio and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders for federal income tax purposes as ordinary income.

Temporary Defensive Position

For temporary defensive purposes to attempt to respond to adverse market, economic, political or other conditions, an Underlying Portfolio may invest, without limit, in certain types of short-term, liquid, high grade or high quality debt securities and in lower-rated securities and convertible securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of debt securities including notes and bonds. Such securities also may include foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While an Underlying Portfolio invests for temporary defensive purposes, it may not meet its investment objective.

Portfolio Holdings

A description of the Allstate Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Allstate Funds' SAI.

MANAGEMENT OF THE ALLSTATE FUNDS

Investment Adviser

Each Fund's investment adviser is Allstate Institutional Advisors, LLC, 3100 Sanders Road, Suite M2A, Northbrook, Illinois 60062. The Adviser is a wholly owned Delaware subsidiary of Allstate Life Insurance Company and is ultimately owned by The Allstate Corporation. The Adviser was formed in 2008 and has a limited operating history as of the date of this prospectus.

The Adviser manages the Allstate Funds selecting one or more subadvisers to manage the Allstate Funds' portfolios. The Adviser is responsible for identifying and selecting subadvisers subject to shareholder approval. The Adviser also monitors the performance of such subadvisers. As the investment adviser to each Fund, the Adviser is paid an annual management fee based on the average daily net assets of the Fund. Out of its fee, the Adviser pays the subadviser of a Fund. For these advisory services, each Fund pays the Adviser a fee as a percentage of average daily net assets at an annualized rate as shown in the table below.

Allstate Funds	Management Fee (as a percentage of average daily net assets)
Allstate ClearTarget 2005 Retirement Fund	0.85%
Allstate ClearTarget 2010 Retirement Fund	0.85%
Allstate ClearTarget 2015 Retirement Fund	0.85%
Allstate ClearTarget 2020 Retirement Fund	0.85%
Allstate ClearTarget 2030 Retirement Fund	0.85%
Allstate ClearTarget 2040 Retirement Fund	0.85%
Allstate ClearTarget 2050 Retirement Fund	0.85%

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The Adviser has contractually agreed to waive a portion of its advisory fees and/or reimburse a portion of the Fund's operating expenses as shown in the expense tables beginning on page 5 of this Prospectus. The expense limitation agreement does not cover the fees and expenses of the Underlying Portfolios. This agreement to limit expenses extends through December 31, 2011. The Adviser may also recoup the amount of any advisory fee waived or expense reimbursed within three years after the year in which the Adviser incurred the expense if the recoupment does not exceed the expense limitation.

The Adviser has engaged AllianceBernstein as subadviser to manage the investment portfolios of the Allstate Funds. A discussion regarding the Board of Trustees of the Allstate Funds' basis for approving the investment advisory agreement and subadvisory agreement is available in the Allstate Funds' Annual Report dated August 31, 2008.

Subadviser

Each Fund's subadviser is AllianceBernstein, 1345 Avenue of the Americas, New York, NY 10105. AllianceBernstein is a leading international investment adviser managing client accounts with assets as of November 30, 2008 totaling approximately $452 billion (of which approximately $64 billion represented assets of investment companies). AllianceBernstein manages retirement assets for many of the largest public and private employee benefit plans, public employee retirement funds, investment companies, and foundations, endowments, banks and insurance companies worldwide.

Portfolio Managers

The management of and investment decisions for the Allstate Funds are made by AllianceBernstein's Multi-Asset Solutions Team, comprised of senior blend portfolio managers. The Multi-Asset Solutions Team relies heavily on the AllianceBernstein growth, value and fixed-income investment teams and, in turn, the fundamental research of the AllianceBernstein large internal research staff. No one person is principally responsible for coordinating the Allstate Funds.

The following table lists the five persons within the Multi-Asset Solutions Team with the most significant responsibility for day-to-day management of the Allstate Funds, the length of time that each person has been jointly and primarily responsible for the Allstate Funds and each person's principal occupation during the past five years:

Employee; Year; Title	Principal Occupation During the Past Five (5) Years
Seth Masters; since inception; Chief Investment Officer – Defined Contribution	Chief Investment Officer – Blend Solutions from 2002 until May 2008.

Thomas Fontaine; since inception; Head of Research and Investment Design – Defined Contribution	Director of Research for AllianceBernstein's defined contribution business since May 2008. From 2003 to 2008, Mr. Fontaine was a senior portfolio manager and director of research for the AllianceBernstein Blend Solutions team.

Dokyoung Lee; since June 2008; Senior Portfolio Manager & Director of Research	Appointed Director of Research in June 2008, in addition to his responsibilities as senior portfolio manager, a position held since 2005. From 2001 to 2005, Mr. Lee served on the Japan Value Investment Policy Group as a senior portfolio manager and senior quantitative analyst.

Marc Mayer; since May 2008; Executive Vice President & Chief Investment Officer – Blend Solutions	Appointed Executive Vice President and Chief Investment Officer – Blend Solutions in May 2008; Executive Managing Director of AllianceBernstein Investments retail business from November 2003 – May 2008

Chris Nikolich; since inception; Senior Investment Director	Senior Vice President and Senior Investment Director defined contribution research and investment design team since May 2008. From 2002-2008 Mr. Nikolich was a senior portfolio manager on the Blend Solutions team.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Allstate Funds is available in the SAI.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Because each Fund intends to qualify, and will elect to be treated, as a regulated investment company for federal income tax purposes, the Allstate Funds will generally not pay federal income tax on the income and gains that they distribute to you.

A Fund's income from certain dividends, interest and any net realized short-term capital gains are paid to shareholders as dividends. A Fund's income from certain qualifying dividends, designated as such by the Fund, will be paid to shareholders as "qualified dividend income." Net realized long-term capital gains are paid to shareholders as net capital gains distributions. Dividends and capital gain distributions are normally declared in December and paid in December or January. Any dividends and distributions declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated for federal income tax purposes as paid to shareholders on December 31 of the calendar year in which they are declared.

Dividends and capital gains distributions may be automatically reinvested in additional shares of the same Fund, if you elect to do so. Dividends and capital gains distributions are automatically reinvested in additional shares for distributions less than $25 under certain circumstances. Except for those shareholders exempt from federal income taxation, dividends and capital gain distributions will be taxable to shareholders, whether paid in cash or reinvested in additional shares of the Allstate Funds. You will be notified annually as to the federal income tax status of dividends and capital gains distributions. Such dividends and distributions may also be subject to state, local and foreign taxes.

Net capital gain distributions (net gains relating to capital assets held or treated as held by a Fund for more than 12 months less any net short-term capital losses for the year) are taxable to shareholders as long-term capital gain regardless of how long you have held shares of the Fund. For federal income tax purposes, net capital gain distributions made to individual and other noncorporate shareholders are currently taxed at rates up to 15% (which rates will increase to 20% for taxable years beginning after December 31, 2010). Dividends representing certain net investment income and net realized short-term capital gains (net short-term capital gain in excess of net long-term capital loss of a Fund) are taxed as ordinary income at federal income tax rates up to 35% for individuals. Dividends representing "qualified dividend income," however, are currently taxed to individuals and other noncorporate shareholders at federal income tax rates up to 15%, provided certain holding period and other requirements are satisfied by both the shareholder and the Fund, although this favorable treatment for qualified dividend income is set to expire for taxable years beginning after December 31, 2010.

Generally, the character of the dividends and distributions the Allstate Funds receive from the Underlying Portfolios will pass through to shareholders, subject to certain exceptions, as long as the Fund and Underlying Portfolio each qualify as a regulated investment company for federal income tax purposes. If a Fund receives dividends from an Underlying Portfolio that qualifies as a regulated investment company and the Underlying Portfolio designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income as well, provided the Fund meets certain holding period and other requirements with respect to the shares of the Underlying Portfolio. Dividends received from certain foreign corporations and from most REITs are not expected to qualify for treatment as qualified dividend income. The use of a fund-of-funds structure could affect the amount, timing and type of dividends and distributions paid by the Allstate Funds and, therefore, may increase the amount of taxes payable by shareholders of the Allstate Funds.

A shareholder's redemption of a Fund's shares, whether it be an outright redemption or through an exchange into another Fund, will generally be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between the amount received for such shares and their adjusted tax basis in the shares redeemed. If such shares are held as a capital asset at the time of sale, the gain or loss generally will be a capital gain or loss and will generally constitute long-term capital gain or loss if the redeemed shares were held for more than one year.

Distributions to Retirement Plans. Fund distributions received by your qualified retirement plan (for example, a 401(k) plan or IRA) are

28

generally tax deferred. This means that you are not required to report Fund distributions on your federal income tax return in the year paid by the Fund, but, rather, when your plan makes payments to you. Special rules apply to payments from Roth IRAs and Coverdell Education Savings Accounts.

"Buying a Dividend." Dividends and distributions are paid to shareholders as of the record date for such dividend or distribution of a Fund. Dividends and capital gains awaiting distribution are included in each Fund's daily NAV. After a dividend or distribution, the share price of a Fund drops by the amount of the dividend or distribution, net of any subsequent market fluctuations. You should be aware that dividends and distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations. If you purchase shares of a Fund shortly before or on the record date of a dividend or distribution, you will pay the full price for the shares and may receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." Of course, a Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable dividends and distributions. Such dividends and distributions can occur even in a year when a Fund has a negative return.

Unless your account is set up as a tax-deferred account, dividends and distributions paid to you will be included in your gross income for federal income tax purposes, even though you may not have participated in the increase in NAV of a Fund and whether or not you reinvest the dividends.

Backup Withholding. When you open an account, Internal Revenue Service ("IRS") regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding. If you fail to provide your TIN or the proper tax certifications, each Fund is required to withhold 28% of all distributions (including dividends and capital gain distributions) and redemption proceeds paid to you. Each Fund is also required to begin backup withholding on your account if the IRS instructs it to do so. Amounts withheld may be applied to your federal income tax liability and you may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

Foreign Taxes. Dividends, interest, and some capital gains received by the Underlying Portfolios on foreign securities may be subject to foreign tax withholding or other foreign taxes. Any foreign taxes paid or accrued by an Underlying Portfolio will represent an expense to the Underlying Portfolio and may reduce the returns of the Allstate Funds that invest in the Underlying Portfolio. It is not anticipated that any of the Allstate Funds will qualify to pass through to shareholders foreign taxes paid by the Allstate Funds or Underlying Portfolios.

The foregoing discussion is only a general summary of certain federal income tax laws and their effect on shareholders. You are advised to consult your own tax adviser as to the federal, state, local and/or foreign tax consequences of owning shares of each Fund with respect to your specific circumstances before investing in a Fund. For a more detailed discussion of federal income tax consequences, see the SAI – "Federal Income Tax Matters."

29

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

The financial highlights tables are intended to help you understand the Allstate Funds' financial performance for the period from the commencement of the Funds' operations through August 31, 2008. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the Allstate Funds' financial statements are included in the annual report, which is available upon request, and is incorporated by reference into the SAI. You may also obtain the annual and semi-annual reports and SAI without charge by calling (877) 663-3232.

	ClearTarget 2005 Retirement Fund
	Class A	Class C	Class I
	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$10.00	$10.00	$10.00
Income From Investment Operations
Net investment income(b)	0.03	0.07	0.09
Net realized and unrealized gain (loss) on investment transactions	(0.59)	(0.66)	(0.64)
Net increase (decrease) in net asset value from operations	(0.56)	(0.59)	(0.55)
Net asset value, end of period	$9.44	$9.41	$9.45
Total Return
Total investment return based on net asset value(c)	(5.60)%	(5.90)%	(5.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$190	$118	$43
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.25%	2.00%	1.00%
Expenses, before waivers/reimbursements(d)	108.47%	132.88%	187.27%
Net investment income(d)	1.07%	2.08%	2.61%
Portfolio turnover rate(e)	48%	48%	48%

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Not annualized.

See notes to financial statements.

30

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

	ClearTarget 2010 Retirement Fund
	Class A	Class C	Class I
	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$10.00	$10.00	$10.00
Income From Investment Operations
Net investment income(b)	0.08	0.04	0.09
Net realized and unrealized loss on investment transactions	(0.71)	(0.69)	(0.71)
Net decrease in net asset value from operations	(0.63)	(0.65)	(0.62)
Net asset value, end of period	$9.37	$9.35	$9.38
Total Return
Total investment return based on net asset value(c)	(6.30)%	(6.50)%	(6.20)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$48	$72	$42
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.25%	2.00%	1.00%
Expenses, before waivers/reimbursements(d)	200.84%	177.70%	209.05%
Net investment income(d)	2.32%	1.32%	2.72%
Portfolio turnover rate(e)	63%	63%	63%

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Not annualized.

See notes to financial statements.

31

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

	ClearTarget 2015 Retirement Fund
	Class A	Class C	Class I
	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$10.00	$10.00	$10.00
Income From Investment Operations
Net investment income(b)	0.02	0.06	0.09
Net realized and unrealized loss on investment transactions	(0.68)	(0.73)	(0.72)
Net decrease in net asset value from operations	(0.66)	(0.67)	(0.63)
Net asset value, end of period	$9.34	$9.33	$9.37
Total Return
Total investment return based on net asset value(c)	(6.60)%	(6.70)%	(6.30)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$400	$45	$42
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.25%	2.00%	1.00%
Expenses, before waivers/reimbursements(d)	75.91%	179.95%	185.19%
Net investment income(d)	0.63%	1.69%	2.75%
Portfolio turnover rate(e)	27%	27%	27%

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Not annualized.

See notes to financial statements.

32

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

	ClearTarget 2020 Retirement Fund
	Class A	Class C	Class I
	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$10.00	$10.00	$10.00
Income From Investment Operations
Net investment income(b)	0.02	0.05	0.08
Net realized and unrealized loss on investment transactions	(0.63)	(0.69)	(0.68)
Net decrease in net asset value from operations	(0.61)	(0.64)	(0.60)
Net asset value, end of period	$9.39	$9.36	$9.40
Total Return
Total investment return based on net asset value(c)	(6.10)%	(6.40)%	(6.00)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$557	$105	$45
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.25%	2.00%	1.00%
Expenses, before waivers/reimbursements(d)	85.84%	122.16%	149.86%
Net investment income(d)	0.74%	1.35%	2.31%
Portfolio turnover rate(e)	36%	36%	36%

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Not annualized.

See notes to financial statements.

33

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

	ClearTarget 2030 Retirement Fund
	Class A	Class C	Class I
	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$10.00	$10.00	$10.00
Income From Investment Operations
Net investment income(b)	0.01	0.01	0.07
Net realized and unrealized loss on investment transactions	(0.64)	(0.68)	(0.70)
Net decrease in net asset value from operations	(0.63)	(0.67)	(0.63)
Net asset value, end of period	$9.37	$9.33	$9.37
Total Return
Total investment return based on net asset value(c)	(6.30)%	(6.70)%	(6.30)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$602	$92	$44
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.25%	2.00%	1.00%
Expenses, before waivers/reimbursements(d)	96.26%	130.67%	157.95%
Net investment income(d)	0.45%	0.40%	2.00%
Portfolio turnover rate(e)	26%	26%	26%

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Not annualized.

See notes to financial statements.

34

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

	ClearTarget 2040 Retirement Fund
	Class A	Class C	Class I
	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$10.00	$10.00	$10.00
Income From Investment Operations
Net investment income(b)	0.02	0.01	0.06
Net realized and unrealized loss on investment transactions	(0.68)	(0.70)	(0.72)
Net decrease in net asset value from operations	(0.66)	(0.69)	(0.66)
Net asset value, end of period	$9.34	$9.31	$9.34
Total Return
Total investment return based on net asset value(c)	(6.60)%	(6.90)%	(6.60)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$194	$72	$44
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.25%	2.00%	1.00%
Expenses, before waivers/reimbursements(d)	179.88%	188.06%	200.05%
Net investment income(d)	0.71%	0.30%	1.78%
Portfolio turnover rate(e)	52%	52%	52%

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Not annualized.

See notes to financial statements.

35

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

	ClearTarget 2050 Retirement Fund
	Class A	Class C	Class I
	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$10.00	$10.00	$10.00
Income From Investment Operations
Net investment income(b)	0.03	0.03	0.06
Net realized and unrealized loss on investment transactions	(0.69)	(0.72)	(0.71)
Net decrease in net asset value from operations	(0.66)	(0.69)	(0.65)
Net asset value, end of period	$9.34	$9.31	$9.35
Total Return
Total investment return based on net asset value(c)	(6.60)%	(6.90)%	(6.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$124	$44	$44
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.25%	2.00%	1.00%
Expenses, before waivers/reimbursements(d)	185.47%	210.81%	209.75%
Net investment income(d)	0.79%	0.82%	1.81%
Portfolio turnover rate(e)	69%	69%	69%

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Not annualized.

See notes to financial statements.

36

GENERAL INFORMATION

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law.

During drastic economic or market developments, you might have difficulty in reaching the Allstate Funds by telephone, in which event you should issue written instructions to the Allstate Funds. The Allstate Funds are not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. The Allstate Funds will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. The Allstate Funds offer a variety of shareholder services. For more information about these services or your account, call the Allstate Funds' toll-free number, (877) 633-3232. Some services are described in the New Account Application.

Householding. Many shareholders of the Allstate Funds have family members living in the same home who also own shares of the same Allstate Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund and to reduce expenses of the Fund, the Allstate Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding," does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call the Allstate Funds at (877) 633-3232.

The Allstate Large Cap Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or its third party licensors. Neither S&P nor its third party licensors makes any representation or warranty, express or implied, to the owners of the Allstate Large Cap Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Allstate Large Cap Index Fund particularly or the ability of the S&P 500 to track general stock market performance. S&P's and its third party licensor's only relationship to the Allstate Financial Investment Trust is the licensing of certain trademarks and trade names of S&P and the third party licensors and of the S&P 500 which is determined, composed and calculated by S&P or its third party licensors without regard to the Allstate Financial Investment Trust or the Allstate Large Cap Index Fund. S&P and its third party licensors have no obligation to take the needs of the Allstate Financial Investment Trust or the owners of the Allstate Large Cap Index Fund into consideration in determining, composing or calculating the S&P 500. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the Allstate Large Cap Index Fund or the timing of the issuance or sale of the Allstate Large Cap Index Fund or in the determination or calculation of the equation by which the Allstate Large Cap Index Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Allstate Large Cap Index Fund.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

37

The S&P®, S&P 500®, Standard & Poor's® and Standard & Poor's 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Allstate Financial Investment Trust.

For more information about the Allstate Funds, the following documents are available upon request:

• Annual/Semi-Annual Reports To Shareholders

Each Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

• STATEMENT OF ADDITIONAL INFORMATION (SAI)

The Allstate Funds have an SAI, which contains more detailed information about each Fund, including operations and investment policies. The SAI is incorporated by reference into (and is legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report, when available, or SAI, or make inquiries concerning the Allstate Funds, by contacting your broker or other financial intermediary, or by contacting the Allstate Funds:

By Mail:

PO Box:
Allstate Funds
PO Box 8046
Boston, MA 02266-8046

or

Overnight Address:
Allstate Funds
c/o Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021

By Phone:  (877) 663-3232

By Internet:  www.allstate.com/ClearTarget

Or you may view or obtain these documents from the SEC:

■  Call the SEC at (202)-551-8090 for information on the operation of the Public Reference Room.

■  Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

■  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

Allstate® and the "Good Hands" Logo are registered trademarks and service marks used by permission of the owner, Allstate Insurance Company.

Investment Company Act File Number: 811-22165

38

FIN1235

PROSPECTUS  |  December 29, 2008

Allstate ClearTarget 2005 Retirement Fund
Allstate ClearTarget 2010 Retirement Fund
Allstate ClearTarget 2015 Retirement Fund

Class GA, Class GC and Class GI Shares

Each Allstate ClearTarget Retirement FundSM seeks the highest total return over time consistent with its asset mix. The asset mix in each Allstate ClearTarget Retirement Fund will emphasize capital growth for periods farther from retirement and capital preservation and income for periods nearer to and after retirement (which, for example, is the case for the Allstate ClearTarget 2005 Retirement Fund). All Allstate ClearTarget Retirement Funds will eventually have a static asset allocation mix fifteen years after the target retirement year.

The Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

▶  Not a deposit

▶  Not FDIC or NCUSIF insured

▶  Not guaranteed by any institution

▶  Not insured by any federal government agency

▶  May lose value

The investment adviser for the Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund and Allstate ClearTarget 2015 Retirement Fund (each "Fund" and collectively, the "Allstate Funds") is Allstate Institutional Advisors, LLC (the "Adviser"), an SEC registered investment adviser and a Delaware subsidiary of Allstate Life Insurance Company.

Class GA, Class GC and Class GI Shares

The Class GA, Class GC and Class GI shares ("G Shares") explained in this Prospectus can only be purchased in conjunction with the purchase/acceptance of a Guaranteed Lifetime Income Benefit Certificate ("Guaranteed Lifetime Income Certificate") issued by Allstate Life Insurance Company under a Group Contingent Deferred Annuity Contract. The annual expense for the cost of insurance for the Guaranteed Lifetime Income Certificate is 1% of your Fund account value, which will be automatically redeemed from your Fund account quarterly. Shares will also be automatically redeemed from your account to cover the cost of any state premium taxes, as applicable. Please refer to the Guaranteed Lifetime Income Certificate prospectus that accompanies this Prospectus for detailed information including fee and eligibility criteria. The cancellation of your Guaranteed Lifetime Income Certificate, subject to its contractual provisions, will require redemption or exchange of your G Shares. Any redemption or exchange of your G shares, including redemptions or exchanges to pay the annual expense of the Guaranteed Lifetime Income Certificate or state premium taxes or as a result of the cancellation of your Guaranteed Lifetime Income Certificate, is generally a taxable transaction for federal income tax purposes. Additionally, the redemption or exchange of all your G Shares automatically cancels your Guaranteed Lifetime Income Certificate.

The G Shares are only available for the Allstate ClearTarget Retirement Funds offered in this Prospectus. However, all of the Allstate ClearTarget Retirement Funds (2005, 2010, 2015, 2020, 2030, 2040 and 2050) are for sale under separate share classes (Class A, Class C and Class I), which are not offered in this Prospectus or eligible for purchase in combination with the purchase of the Guaranteed Lifetime Income Certificate. Please refer to the Allstate Financial Investment Trust prospectus for Class A, Class C and Class I Shares for information on these share classes. Asset allocation tables and charts in this Prospectus reflect allocations associated with all of the Allstate ClearTarget Retirement Funds offered by the Allstate Financial Investment Trust.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the Allstate Funds. SM This summary describes the Allstate Funds' objectives, principal investment strategies, principal risks, and fees.

More details regarding the Allstate Funds can be found in this Prospectus. Please be sure to read this additional information BEFORE you invest.

You should also consider the following:

■  You may lose money by investing in a Fund.

■  An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Allstate Funds

Investment Objective

The investment objective of each Fund is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each Fund's investment objective may be changed without a shareholder vote. A Fund will, however, provide shareholders 60 days notice prior to any such change.

Principal Investment Strategies

Each Fund will seek to achieve its objective by investing in a combination of portfolios of The AllianceBernstein Pooling Portfolios and the Allstate Large Cap Index Fund, which represent a variety of asset classes and investment styles (the "Underlying Portfolios"). These asset classes include short-duration bonds, fixed-income securities, equity securities and real estate investment trusts ("REITs"). More information about the Underlying Portfolios' investments is found under the section titled "Description of Underlying Portfolios" found herein.

Each Fund is managed to the specific year of planned retirement included in its name (the "retirement year"). The Allstate Funds' asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years.

1

After the retirement date of a Fund, that Fund's asset mix seeks to minimize the likelihood that an investor in that Fund experiences a significant loss of capital at a more advanced age. The asset mix will continue to change with an increasing exposure to investments in fixed-income securities and short-term bonds until the target year.

Thereafter, the target asset allocation for that Fund will generally be fixed. The static allocation of a Fund's asset mix will be 27.5% short-duration bonds, 37.5% fixed-income securities, 25% equities and 10% REITs.

The Adviser has engaged AllianceBernstein L.P. ("AllianceBernstein") as subadviser to manage the investment portfolio of each Fund. AllianceBernstein will allow the relative weightings of a Fund's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, AllianceBernstein will generally rebalance the portfolio toward the target asset allocation for that Fund. However, there may be occasions when those ranges will expand to 10% of the Fund's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart shows each Fund's target allocation for the various asset classes as of December 1, 2008.

Allstate Funds
Asset Allocation by Retirement Year

Years Before/After Retirement	50	40	30	20	15	10	5	Retirement	5 Years After*	10 Years After*	15 Years After*
Asset Class
Short Duration Bonds	—	—	—	—	—	—	—	—	9.0	18.0	27.5
Fixed-Income Securities (Bonds)	5.0	5.0	5.0	7.0	14.0	21.0	28.0	35.0	36.0	37.0	37.5
Real Estate Investment Trusts	5.0	5.0	5.0	10.0	10.0	10.0	10.0	10.0	10.0	10.0	10.0
Equity Securities (Stocks)	90.0	90.0	90.0	83.0	76.0	69.0	62.0	55.0	45.0	35.0	25.0

*  These allocations are not specific to any current Fund, but reflect the expected future allocations of any Fund once it reaches 5, 10 and 15 years after its target retirement date, respectively. The target retirement date assumes that an investor retires at age 65.

Allstate Funds' Asset Allocation

The following chart illustrates how the asset mix of the Allstate Funds will vary over time. In general, the asset mix of each strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

2

Principal Risks

You could lose money by investing in any of the Allstate Funds. There can be no assurance that a Fund's investment objective will be achieved.

The value of your investment in a Fund will change with changes in the values of that Fund's investments in the Underlying Portfolios. Many factors can affect those values. Principal risks that may affect a Fund's investments as a whole are summarized below. The degree to which the principal risks apply to a particular Fund varies according to the Fund's asset allocation. In general, a Fund with a later retirement year is expected to be more volatile, and thus riskier, than a Fund with an earlier retirement year. A Fund that has achieved its retirement year and thereafter would be expected to be the least volatile of the Allstate Funds. The following principal risks apply to the Allstate Funds:

GUARANTEED LIFETIME INCOME CERTIFICATE RISK

Depending on your pattern of share redemptions, your lifespan and your Fund's investment performance, there is a possibility that no benefits may be payable under the Guaranteed Lifetime Income Certificate. See the accompanying prospectus for more information.

FUND-OF-FUNDS RISK

The Allstate Funds invest in the Underlying Portfolios. Shareholders of a Fund bear their proportionate share of the Underlying Portfolios' fees and expenses as well as their share of their Fund's fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying Portfolios and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Allstate Funds may be prevented from fully allocating assets to certain Underlying Portfolios due to fund-of-funds investment limitations.

MARKET RISK

This is the risk that the value of an Underlying Portfolio's investments will fluctuate as the stock or bond markets fluctuate and prices overall may decline over short- or long-term periods. Each Fund is subject to this risk, particularly those Allstate Funds with a higher asset allocation to Underlying Portfolios that invest in common stocks. This includes the risk that a particular style of investing, such as growth or value, may be under-performing the stock market generally.

INTEREST RATE RISK

Changes in interest rates will affect the value of an Underlying Portfolio's investments in fixed-income securities. When interest rates rise, the value of an Underlying Portfolio's investments tends to fall and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is generally greater for those Allstate Funds with higher asset allocations to Underlying Portfolios that invest in fixed-income securities with longer maturities or durations.

CREDIT RISK

This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. Investments in fixed-income securities with lower credit ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. This risk is greater for those Allstate Funds with higher asset allocations to Underlying Portfolios that invest in fixed-income securities.

INFLATION RISK

This is the risk that the value of assets or income from an Underlying Portfolio's investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of distributions.

FOREIGN (NON-U.S.) RISK

An Underlying Portfolio's investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect an Underlying Portfolio's investments in a country other than the United States. To the extent an Underlying Portfolio invests in a particular country or geographic region, the Underlying Portfolio may have more significant risk due to market changes or other

3

factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater for those Allstate Funds with higher asset allocations to Underlying Portfolios that invest in non-U.S. issuers.

EMERGING MARKET RISK

Foreign investment risk may be particularly high to the extent an Underlying Portfolio invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

CURRENCY RISK

This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign (non-U.S.) currencies may negatively affect the value of an Underlying Portfolio's investments or reduce the returns of an Underlying Portfolio. This risk is greater for those Allstate Funds with higher asset allocations to Underlying Portfolios that invest in non-U.S. issuers.

CAPITALIZATION RISK

This is the risk of investments in small- to mid-capitalization companies. Investments in small- and mid-cap companies tend to be more volatile than investments in large-cap companies. Investments in small-cap companies tend to be more volatile than investments in mid- or large-cap companies. An Underlying Portfolio's investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources. This risk is greater for those Allstate Funds with higher asset allocations to Underlying Portfolios that invest in small- and mid-cap companies.

REAL ESTATE INVESTMENT TRUST RISK

REITs are subject to a variety of factors affecting the real estate market generally, such as economic conditions, overbuilding, mortgage rates and availability. In addition, REITs have additional risks because REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws. All Allstate Funds are subject to this risk because they invest in the AllianceBernstein Global Real Estate Investment Portfolio.

FOCUSED PORTFOLIO RISK

Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Underlying Portfolio's net asset value. All Allstate Funds are subject to this risk because they invest in Underlying Portfolios, such as the AllianceBernstein International Growth Portfolio, that emphasize investments in a smaller number of companies.

DERIVATIVES RISK

An Underlying Portfolio may use derivatives and other leveraging techniques. These investment strategies may be riskier than other investments and may result in greater volatility for the Allstate Funds, particularly in periods of market declines. An Underlying Portfolio's investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such strategies may expose an Underlying Portfolio to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and a security or index.

MANAGEMENT RISK

All Allstate Funds are subject to management risk because each Underlying Portfolio, except the Allstate Large Cap Index Fund, is an actively managed investment portfolio. AllianceBernstein will apply its investment techniques and risk analyses in making investment decisions for the Underlying Portfolios that it subadvises, but there can be no guarantee that its decisions will produce the intended result.

Each Fund's principal risks will change depending on the asset mix of the Underlying Portfolios. This Prospectus includes more information about the Underlying Portfolios, their investments, and related risks under the section titled "Description of Underlying Portfolios" found herein.

Each Fund's annual portfolio turnover is not expected to exceed 100%. However, certain Underlying Portfolio's annual turnover may exceed 100%. Please see the sections titled "Underlying Portfolio Turnover" in "Description of Underlying Portfolios" found herein.

Performance and Bar Chart Information

Performance information is not included, because the Allstate Funds do not have a full calendar year of operations.

4

FEES AND EXPENSES OF THE ALLSTATE FUNDS

WHY ARE FUND FEES AND EXPENSES IMPORTANT?

Fees and expenses reduce the investment performance of a Fund. The information provided below is intended to help you understand what these fees and expenses are and provides examples of the dollar amount of these costs to help you make comparisons with other funds. Some of these fees are paid, under certain circumstances, at the time you redeem or sell your shares back to the Fund. You pay other fees and expenses indirectly because they are deducted from a Fund's assets and reduce the value of your shares. These fees include management fees, distribution (Rule 12b-1) fees, and operating expenses.

Shareholder Fees

(fees paid directly from your investment)

	Class GA Shares	Class GC Shares	Class GI Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%(a)	None	None
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of redemption proceeds)	None(a)	1.00%(b)	None
Exchange Fee	None	None	None
Redemption Fee	None	None	None

(a)  Class GA sales charges may be reduced or eliminated in certain circumstances, typically for large purchases. In some cases, however, a 1%, eighteen month CDSC, may apply. CDSCs for Class GA shares may also be subject to waiver in certain circumstances. See "The Different Share Class Expenses" in this Prospectus and "Purchase of Shares" in the Statement of Additional Information ("SAI").

(b)  The CDSC as a percentage of redemption proceeds is applicable to Class GC shares purchased on or after the effective date of this Prospectus; for Class GC shares purchased prior to the date of this Prospectus, the CDSC is applied as a percentage of original purchase price or redemption proceeds, whichever is lower.

A $15 annual account fee is charged against your Fund account for Individual Retirement Accounts ("IRAs").

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS AND CERTIFICATE EXPENSE)

Each Fund's operating expense table shows the fees and expenses (including the pro rata share of expenses of the Underlying Portfolios) that you may pay if you buy and hold shares of a Fund.

Allstate ClearTarget 2005 Retirement Fund

	Operating Expenses
	Class GA	Class GC	Class GI
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Certificate Expense(a)	1.00%	1.00%	1.00%
Other Expenses	66.85%	66.85%	66.85%
Acquired Fund Fees and Expenses (Underlying Portfolios)(b)	0.07%	0.07%	0.07%
Total Fund Operating Expenses (Before Waiver)(c)	69.02%	69.77%	68.77%
Waiver and/or Expense Reimbursement(d)	(66.70)%	(66.70)%	(66.70)%
Net Expenses(e)	2.32%	3.07%	2.07%

Please refer to the footnotes on page 6.

5

Allstate ClearTarget 2010 Retirement Fund

	Operating Expenses
	Class GA	Class GC	Class GI
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Certificate Expense(a)	1.00%	1.00%	1.00%
Other Expenses	93.31%	93.31%	93.31%
Acquired Fund Fees and Expenses (Underlying Portfolios)(b)	0.08%	0.08%	0.08%
Total Fund Operating Expenses (Before Waiver)(c)	95.49%	96.24%	95.24%
Waiver and/or Expense Reimbursement(d)	(93.16)%	(93.16)%	(93.16)%
Net Expenses(e)	2.33%	3.08%	2.08%

Please refer to the footnotes below.

Allstate ClearTarget 2015 Retirement Fund

	Operating Expenses
	Class GA	Class GC	Class GI
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Certificate Expense(a)	1.00%	1.00%	1.00%
Other Expenses	38.77%	38.77%	38.77%
Acquired Fund Fees and Expenses (Underlying Portfolios)(b)	0.08%	0.08%	0.08%
Total Fund Operating Expenses (Before Waiver)(c)	40.95%	41.70%	40.70%
Waiver and/or Expense Reimbursement(d)	(38.62)%	(38.62)%	(38.62)%
Net Expenses(e)	2.33%	3.08%	2.08%

(a)  The Certificate Expense is not an operating expense of the Fund and, as a result, will not affect the Fund's net asset value, but will be automatically redeemed from your account.

(b)  "Acquired Fund Fees and Expenses" are based upon the expected allocation of the Fund's assets among the Underlying Portfolios as of the date of this Prospectus. "Acquired Fund Fees and Expenses" will vary with the changes in the expenses of the Underlying Portfolios, as well as allocation of the Fund's assets, and may be higher or lower than those shown above.

(c)  Total Fund Operating Expenses (before waiver) do not correlate to the ratios of expenses to average net assets without fee waivers in the financial highlights tables, which reflect the operating expenses of the Funds and do not include acquired fund fees and expenses or certificate expenses. In addition, "Other Expenses" are based on estimates because financial statements for the initial fiscal year of each Fund report operating results for a period of less than six months.

(d)  Reflects the Adviser's contractual waiver of a portion of its advisory fees and/or reimbursement of a portion of the Fund's operating expenses. The expense limitation agreement does not cover fees and expenses of the Underlying Portfolio or the expense of the Guaranteed Lifetime Income Certificate. This agreement extends through December 31, 2011. The Adviser may recoup the amount of any advisory fee waived or expense reimbursed within three years after the year in which the Adviser incurred the expense if the recoupment does not exceed the expense limitation.

(e)  Net expenses are the sum of a Fund's direct net operating expenses (1.25%, 2.00% and 1.00% for Class GA, Class GC and Class GI shares, respectively), the Certificate Expense (1.00%) and a Fund's indirect Underlying Portfolio Expenses (0.08% for each Fund, except the Allstate ClearTarget 2005 Retirement Fund which is 0.07%).

6

EXAMPLES

The examples are hypothetical and are intended to help you compare the cost of investing in the Allstate Funds with the cost of investing in other funds. They assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses, the Guaranteed Lifetime Income Certificate expense and the Underlying Portfolios' operating expenses stay the same, and that all dividends and distributions are reinvested. Each Fund's expenses reflect contractual waivers and reimbursements for applicable periods. The Funds' expenses are estimated since the Funds' financial statements for the initial fiscal year ended August 31, 2008 report operating results for less than a period of six months. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the examples would be:

Allstate ClearTarget 2005 Retirement Fund*

	Examples
	Class GA	Class GC+	Class GC++	Class GI
After 1 year	$772	$410	$310	$210
After 3 years	1,235	948	948	649

Please refer to the footnotes below.

Allstate ClearTarget 2010 Retirement Fund*

	Examples
	Class GA	Class GC+	Class GC++	Class GI
After 1 year	$773	$411	$311	$211
After 3 years	1,237	951	951	652

Please refer to the footnotes below.

Allstate ClearTarget 2015 Retirement Fund*

	Examples
	Class GA	Class GC+	Class GC++	Class GI
After 1 year	$773	$411	$311	$211
After 3 years	1,237	951	951	652

*  These examples assume that the Adviser's agreement to waive advisory fees and/or reimburse the Allstate Funds' expenses is in effect through December 31, 2011.

+  Assumes redemption at the end of the period.

++  Assumes no redemption at the end of the period.

7

INVESTING IN THE ALLSTATE FUNDS

This section discusses how to buy, sell or redeem, or exchange different classes of shares in a Fund that are offered in this Prospectus. The Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund and Allstate ClearTarget 2015 Retirement Fund each offer three classes of shares through this Prospectus (Class GA, Class GC and Class GI). Each Fund offers three additional classes of shares through another prospectus (Class A, Class C and Class I). That prospectus also offers four other funds that are part of the Allstate Funds family.

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different ongoing distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see the sections titled "The Different Share Class Expenses" and "The Pros and Cons of Different Share Classes" found herein. Keep in mind that only Class GA shares offer Quantity Discounts on sales charges, as described more fully under the section titled "Sales Charge Reduction Programs and Waivers" found herein.

How to Buy Shares

Class GA, Class GC and Class GI shares may only be purchased in conjunction with the purchase/acceptance of a Guaranteed Lifetime Income Certificate issued by Allstate Life Insurance Company. The annual expense for the cost of insurance for the Guaranteed Lifetime Income Certificate is 1% of your Fund account value, which will be automatically redeemed from your account quarterly. Shares will also be automatically redeemed from your account to cover the cost of any state premium taxes, as applicable. The purchase of the Guaranteed Lifetime Income Certificate is limited to investors aged 50 to 80 and requires residing in a state that has approved the Guaranteed Lifetime Income Certificate. Please refer to the Guaranteed Lifetime Income Certificate prospectus that accompanies this Prospectus for more detailed information on how to purchase this benefit. The cancellation of your Guaranteed Lifetime Income Certificate, subject to its contractual provisions, will require redemption or exchange of your G Shares. Any redemption or exchange of your G shares, including redemptions or exchanges to pay the annual expense of the Guaranteed Lifetime Income Certificate or state premium taxes or as a result of the cancellation of your Guaranteed Lifetime Income Certificate, is generally a taxable transaction for federal income tax purposes.

Class GA and Class GC

You may purchase a Fund's Class GA or Class GC shares through your financial adviser.

Purchase Minimums and Maximums

Minimums:

—Initial:	$2,500
—Subsequent:	$50

Maximum Individual Purchase Amount Without Prior Approval:

—Class GA shares:	$1,000,000
—Class GC shares:	$1,000,000	*

*  Or such lesser amount as may be defined by your financial adviser.

Class GI Shares

You may purchase Class GI shares through your financial adviser at net asset value ("NAV"). Class GI shares may be purchased and held solely:

■  through accounts established under a program or platform, sponsored and maintained by a registered broker-dealer or other financial adviser approved by Funds Distributor, LLC (the "Distributor") and/or the Allstate Funds; or

■  through a qualified employee benefit plan (e.g., a 401(k) plan).

Purchase Minimum and Maximum

Minimum:

—Initial:	$1,000,000	*

Maximum:

—Class GI shares:	None*

*  The initial purchase minimum is applied by the Distributor at the program or platform account level. The purchase maximum is applied at the individual shareholder account level. The purchase maximum for individual shareholders is $1,000,000.

8

Buying Shares Through Your Broker or Financial Adviser

In order for you to receive the next-determined NAV, less any applicable initial sales charge, you must submit your purchase request to your broker or financial adviser in time for review by your broker or financial adviser. Your broker or financial adviser must complete its review and submit your request to the Fund by 4:00 p.m. Eastern time. Accordingly, your investment may not be made at the NAV on the day you submit your order to your broker or financial adviser.

Buying Additional Shares Directly from a Fund by Mail:

■  To purchase additional shares, make out a check for the amount of your investment, payable to the Allstate Financial Investment Trust. Mail the check, together with a letter that specifies the Fund name, the account number and the name in which the account is registered to:

PO Box:
Allstate Funds
PO Box 8046
Boston, MA 02266-8046

or

Overnight Address:
Allstate Funds
c/o Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021

Buying Shares Directly from a Fund by Telephone/Wire:

■  If you are an existing Fund shareholder and you have completed the appropriate section of the New Account Application, you may purchase $50 minimum of additional shares by telephone with payment by electronic funds transfer in amounts not exceeding $50,000. The Allstate Funds must receive and confirm telephone requests before 4:00 p.m., Eastern time, to receive that day's public offering price. Call (877) 663-3232 to arrange a transfer from your bank account.

■  If you are an existing Fund shareholder and you have completed the appropriate section of the New Account Application, you may purchase $1,000 minimum of additional shares by wire in amounts not exceeding $50,000. Fees from your sending institution may apply.

Wire Instructions
State Street Bank and Trust Company
ABA# 0110-0002-8
A/C 99057408
Attn: Allstate Funds
FBO: (please specify the Fund name, account number and name(s) on account)

Buying Additional Shares Directly from a Fund Online:

If you are an existing Fund shareholder and you have established online transaction privileges, you may buy additional shares online. To establish online transaction privileges, you must enroll through the website. For important information about this feature, see "Transactions Through the Fund's Website."

Required Information

Each Fund is required by law to obtain, verify and record certain personal information from you or persons acting on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). A Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If a Fund is unable to verify your identity, or that of other person(s) authorized to act on your behalf, or if the Fund believes it has identified potential criminal activity, that Fund reserves the right to take action as it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or resident alien, your account must be affiliated with a Financial Industry Regulatory Authority ("FINRA") member firm.

Each Fund is required to withhold 28% of dividends, capital gains distributions, and redemption proceeds paid to any shareholder who has not provided the Fund with his or her correct taxpayer identification number (social security number for most investors) and certain certifications. To avoid this, you must provide your correct taxpayer identification number (social security number for most investors) and certain certifications on your New Account Application.

9

General

Your initial application and later requests for transactions will not be processed until they are received in good order. Good order means that your application is properly completed or your transaction request includes your Fund account number, the amount of the transaction (in dollars or shares), signatures of all owners as registered on the account and any supporting legal documentation that may be required.

The Distributor may refuse any order to purchase shares. Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

The Allstate Funds do not issue share certificates.

All purchases should be made by check in U.S. dollars and made payable to the Allstate Financial Investment Trust, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Allstate Funds may delay sending redemption proceeds until they determine that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

The Different Share Class Expenses

This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service fees (Rule 12b-1 fees), initial sales charges and/or CDSCs. Please see below for a discussion of how CDSCs are calculated. Only Class GA shares offer Quantity Discounts, as described under the section titled "Sales Charge Reduction Programs and Waivers" found herein.

WHAT IS A RULE 12B-1 FEE?

A Rule 12b-1 fee is a fee deducted from a Fund's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's Rule 12b-1 fee, if any, is disclosed below and in the fee table near the front of this Prospectus.

ASSET-BASED SALES CHARGES OR DISTRIBUTION AND/OR SERVICE (RULE 12B-1) FEES

Each Fund has adopted a plan under SEC Rule 12b-1 that allows a Fund to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of a Fund's shares is:

Distribution and/or Service (Rule 12b-1) Fee (As a Percentage of Aggregate Average Daily Net Assets)
Class GA	0.25%
Class GC	1.00%
Class GI	None

Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class GC shares are subject to higher Rule 12b-1 fees than Class GA shares. The higher fees mean a higher expense ratio, so Class GC shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class GA shares. All or some of these fees may be paid to financial intermediaries, including your financial adviser's firm.

Class GA Shares – Initial Sales Charge Alternative

You can purchase Class GA shares at their public offering price (or cost), which is NAV plus an initial sales charge of up to 5.50% of the offering price. Purchases of Class GA shares in the amount of $1,000,000 or more are not subject to a sales charge but, if redeemed within eighteen months, may be subject to a CDSC of up to 1%. Subject to the terms of the Guaranteed Lifetime Income Certificate, you may exchange your Class GA shares in a Fund for Class A shares of the same Fund without being subject to a sales charge.

Class GC Shares – Asset-Based Sales Charge Alternative

You can purchase Class GC shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment, however, is subject to a 1% CDSC if you redeem your shares within 1 year. Subject to the terms of the Guaranteed Lifetime Income Certificate, you may exchange your Class GC shares for Class C shares of the same Fund without being subject to a 1% CDSC. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange from the Class GC shares.

10

HOW IS THE CDSC CALCULATED?

The CDSC is applied to the NAV of shares being redeemed with respect to shares purchased on or after the effective date of this Prospectus. For redemptions of shares purchased prior to the date of this Prospectus, the CDSC is applied to the NAV at the original cost of shares being redeemed or the NAV of the shares being redeemed, whichever is lower (or, as to Fund shares acquired through an exchange, the cost of the Fund shares originally purchased for cash). Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest.

Class GI Shares

Class GI shares are not subject to any initial or contingent sales charges. However, when you purchase Class GI shares through your financial adviser, your financial adviser may charge you a fee. See "How to Buy Shares" above.

Sales Charge Reduction Programs and Waivers

This section includes important information about sales charge reduction programs available to investors in Class GA shares and describes information or records you may need to provide to a Fund or your financial intermediary in order to be eligible for sales charge reduction programs.

Required Shareholder Information and Records

In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify the Fund that the shareholder qualifies for a reduction. Without notification, the Fund is unable to ensure that the reduction is applied to the shareholder's account. A shareholder may have to provide certain information or records to his or her financial intermediary or the Fund to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of a Fund held in:

■  all of the shareholder's accounts at the Allstate Funds;

■  any account of the shareholder at another eligible financial intermediary; and

■  accounts of related parties of the shareholder, such as a spouse or child at any eligible financial intermediary.

You Can Reduce Sales Charges
When Buying Class GA Shares

Breakpoints or Quantity Discounts Offered by the Allstate Funds

The Allstate Funds offer investors the benefit of discounts on the sales charges that apply to purchases of Class GA and Class A shares in certain circumstances. These discounts, which are also known as Breakpoints, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your Class GA investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints. For purposes of breakpoints and quantity discounts, Class A and Class GA shares are aggregated. Class A shares are not offered in this Prospectus.

Breakpoints or Quantity Discounts allow larger investments in Class GA shares to be charged lower sales charges. A shareholder investing more than $100,000 in Class GA or Class A shares of any Allstate Fund is eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1%, eighteen month CDSC may apply.

The sales charge schedule of Class GA share Quantity Discounts is as follows:

	Initial Sales Charge		Discount or Commission to Dealers or Agents of
Aggregate Amount Purchased	As % of Net Amount Invested	As % of Offering Price	up to % of Offering Price
$0 to $99,999	5.82%	5.50%	5.00%
$100,000 to $249,999	4.71	4.50	4.00
$250,000 to $499,999	3.63	3.50	3.00
$500,000 to $749,999	2.56	2.50	2.10
$750,000 to $999,999	1.52	1.50	1.20
$1,000,000 and above	0.00	0.00	0.00

Please see the Allstate Funds' SAI for more details.

11

Rights of Accumulation

To determine if a new investment in Class GA shares is eligible for a Quantity Discount, a shareholder can combine the value of the new investment of a Fund with the value of existing investments in that Fund, and any other Fund, for which the shareholder, his or her spouse or domestic partner, or child under the age of 21 is a participant. The Allstate Funds use the current NAV of your existing investments when combining them with your new investment.

Combined Purchase Privileges

A shareholder may qualify for a Quantity Discount by combining purchases of shares of a Fund into a single "purchase." A "purchase" means a single purchase or concurrent purchases of shares of a Fund or any other Fund, by:

■  an individual, his or her spouse or domestic partner, or the individual's children under the age of 21 purchasing shares for his, her or their own account(s);

■  a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved;

■  the employee benefit plans of a single employer; or

■  any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Fund.

Letter of Intent

An investor may not immediately invest a sufficient amount to reach a Quantity Discount, but may plan to make one or more additional investments, in any Fund and class thereof in certain accounts as described in the "Rights of Accumulation" section, over a period of time that, in the end, would qualify for a Quantity Discount. For these situations, each Fund offers a Letter of Intent, which permits the investor to express the intention, in writing, to invest at least $100,000 in shares of any Allstate ClearTarget Retirement Fund within 13 months ("Letter of Intent Period") provided an initial minimum investment of $5,000. The Fund will then apply the Quantity Discount to each of the investor's purchases of Class GA shares that would apply to the total amount stated in the Letter of Intent. If an investor fails to invest the total amount stated in the Letter of Intent, the Fund will retroactively collect the sales charges otherwise applicable on Class GA shares purchased by redeeming shares in the investor's account at their then current NAV. Investors qualifying for a Combined Purchase Privilege may purchase Class GA shares under a single Letter of Intent. The NAV of your existing holdings in Class A shares as of the day immediately before the start of the Letter of Intent Period may be applied toward the Letter of Intent.

By signing the Letter of Intent investors pay a lower sales charge on Class GA shares purchased now in exchange for promising to invest an amount over a specified breakpoint within the Letter of Intent Period. The Allstate Funds may hold in escrow a portion of your total shares to cover additional Class A sales charges that may apply if your total purchases over the Letter of Intent Period do not satisfy the Letter of Intent . If you do not invest the amount specified in the Letter of Intent before the expiration date, the Allstate Funds will redeem the escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, the Allstate Funds will release the escrowed shares when you have invested the amount agreed to in the Letter of Intent. Dividends and capital gains on shares held in escrow will be credited to your account and taxable to you for federal income tax purposes. Shares held in escrow are not eligible for exchange privileges or redemptions.

Class GA Shares – Sales At NAV

Each Fund may sell its Class GA shares at NAV without an initial sales charge to some categories of investors, including:

■  present and former Directors, Trustees, or Officers of any investment company managed by Allstate Institutional Advisers, LLC including domestic partners, and respective immediate family or the account of any trust or retirement plan or individual retirement account which holds shares for the benefit of those persons (provided such waiver applies to accounts established during the course of their employment). The term "immediate family" includes a spouse, children, grandchildren, grandparents, parents, parents-in-law, sons-and daughters-in-law, adoptive children and the same respective parties that exist by operation of subsequent re-marriage(s);

12

■  present and former Directors, Officers, or employees of Allstate Institutional Advisors, LLC or AIMCO including domestic partners, and respective immediate family or the account of any trust or retirement plan or individual retirement account which holds shares for the benefit of those persons (provided that such waiver applies to accounts established during the course of their employment); and

■  present and former Directors, Officers, or associated persons or full-time employees of select broker/dealers and agents that have entered into a distribution agreement with the Allstate Funds including domestic partners, and respective immediate family or the account of any trust or retirement plan or individual retirement account which hold shares for the benefit of those persons (provided that such waiver applies to accounts established during the course of their employment).

More information on breakpoints and other sales charge waivers is available in the Allstate Funds' SAI.

CDSC Waivers and Other Programs

Here Are Some Ways To Avoid Or
Minimize Charges On Redemption

CDSC Waivers

The Allstate Funds will waive the CDSCs on redemptions of shares in the following circumstances, among others:

■  certain exchanges of shares;

■  following the death or disability of a shareholder;

■  if the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan;

■  if the redemption of Class GA shares occurred within 18 months after the purchase and the purchase of those shares generated a commission payment (i.e. commission paid on purchases of $1 million or more—see SAI); or

■  if the redemption of Class GC shares within a year after purchase of those shares is an "eligible withdrawal," as defined under the applicable Guaranteed Lifetime Income Certificate prospectus.

Dividend Reinvestment Program

Class GA, Class GC and Class GI shareholders automatically have all income and capital gains distributions from their account reinvested in the form of additional shares in the same class of a Fund. There is no initial sales charge or CDSC imposed on shares issued pursuant to the Dividend Reinvestment Program. Dividends are treated the same for federal income tax purposes whether received in cash or additional shares.

Automatic Investment Program

The Automatic Investment Program allows investors to purchase Class GA and Class GC shares of a Fund through pre-authorized transfers of funds from the investor's bank account. To qualify for the Automatic Investment Program, an investor must make an initial purchase of at least $2,500 and invest at least $50 monthly. Monthly investments pursuant to the Automatic Investment Program occur on the fifteenth of each month unless a different date is provided. If the date of a monthly investment occurs on a non-business day, the automatic investment will take place the following business day. Please see the Allstate Funds' SAI for more details.

The "Pros" and "Cons" of Different Share Classes

The decision as to which class of shares is most beneficial to you depends on the amount and intended length of your investment. If you are making a large investment that qualifies for a reduced sales charge, you might consider purchasing Class GA shares. Class GA shares, with their lower Rule 12b-1 fees, are designed for investors with a long-term investing time frame.

Class GC shares should not be considered as a long-term investment because they are subject to a higher distribution fee indefinitely. Class GC shares do not, however, have an initial sales charge or a CDSC so long as the shares are held for one year or more. Thus, Class GC shares are designed for investors with a short-term investing time frame.

Your financial adviser may receive differing compensation for selling Class GA or Class GC shares. The Adviser and/or Distributor may pay

13

compensation (out of their own funds and not as an expense of a Fund) to certain affiliated or unaffiliated brokers, dealers or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options. Any such payments will not change the NAV or the price of the Fund's shares. For more information, please see the Allstate Funds' SAI.

Other

A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, or other financial intermediary, with respect to the purchase, sale, or exchange of any class of shares made through your financial adviser. The financial intermediaries also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by the Allstate Funds, including requirements as to the minimum initial, subsequent and maximum investment amounts.

You should consult your financial adviser for assistance in choosing a class of Fund shares.

How Redeeming or Exchanging Shares Affects Your Guaranteed Lifetime Income Certificate

The redemption or exchange of all your G Shares automatically cancels your Guaranteed Lifetime Income Certificate.

How to Exchange Shares

Subject to the terms of the Guaranteed Lifetime Income Certificate, you may exchange your Class GA shares of a Fund for Class A shares of the same Fund or another Fund without being subject to a sales charge. Subject to the terms of the Guaranteed Lifetime Income Certificate, you may exchange your Class GC shares for Class C shares of the same Fund or another Fund without being subject to a 1% CDSC. The 1 year period for the CDSC begins with the date of your original purchase, not the date of the exchange from the Class GC shares. Subject to the terms of the Guaranteed Lifetime Income Certificate, you may exchange your Class GI shares of a Fund for Class I shares of the same Fund or another Fund. You may request an exchange by mail, subject to a $50 minimum. The Allstate Funds may modify, restrict, or terminate the exchange privilege on 60 days written notice. Exchanges of shares are generally taxable transactions for federal income tax purposes.

Exchanges out of and back into Class GA, Class GC, or Class GI shares are subject to a 60-day waiting period prior to any subsequent exchange back into the respective Class GA, Class GC, or Class GI shares ("waiting period restriction"). The waiting period restriction includes all Class A, Class C, or Class I shares acquired through an exchange that are held directly in your own name or indirectly through an account owned or controlled by:

■  your spouse or domestic partner, or your children under the age of 21 ("restricted family member");

■  a trustee or other fiduciary single trust, estate or single fiduciary account in which you or a restricted family member are a beneficiary;

■  an employee benefit plan to which you or a restricted family member are a beneficiary; or

■  any privately-held company in which you or a restricted family member have a controlling interest.

Automatic Conversion of Class GC Shares to Class GA Shares

Class GC shares automatically convert to Class GA shares of the same Fund in the month of the 10-year anniversary of the purchase date. Class GC shares issued upon reinvestment of income and capital gain dividends and other distributions will be converted to Class GA shares on a pro rata basis with the Class GC shares. These automatic conversions are not taxable events for federal income tax purposes. Should this conclusion change, the automatic conversion process may be suspended. If the automatic conversion process is suspended, you would have the option to exchange your Class GC shares to Class GA shares in or after the same anniversary month mentioned above without incurring sales charges or fees, but you may likely incur tax consequences as a result. Such an exchange would be based on the relative NAVs of the Class GC shares and Class GA shares involved in the exchange.

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How to Sell or Redeem Shares

All share redemption policies herein are subject to the administrative rules under the Guaranteed Lifetime Income Certificate, which are outlined in the accompanying prospectus. Please see the accompanying prospectus with respect to the effect share redemptions may have on the benefits under your Guaranteed Lifetime Income Certificate and the effect cancellation of your Guaranteed Lifetime Income Certificate may have on your ability to purchase a new Guaranteed Lifetime Income Certificate.

Selling Shares Through Your Broker or Financial Adviser

In order for you to receive the next-determined NAV, less any applicable CDSC, you must submit your sales request to your broker or financial adviser in time for review by your broker or financial adviser. Your broker or financial adviser must complete this review and submit your request to the Fund by 4:00 p.m. Eastern time. Accordingly, your redemption may not be made at the NAV on the day you submit your request to your broker or financial adviser. In addition, your broker or financial adviser is responsible for submitting all necessary documentation to the Fund and may charge you a fee for this service.

How to Sell or Redeem Shares Directly with the Allstate Funds

You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the New York Stock Exchange ("the Exchange") is open, either directly or through your financial intermediary. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your redemption request in good order. Normally, redemption proceeds will be sent to you within seven days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

Selling Shares Directly to a Fund by Mail:

■  Send a signed letter of instruction to:

Allstate Funds
PO Box 8046
Boston, MA 02266-8046

■  For certified or overnight deliveries, send to:

Allstate Funds
c/o Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021

■  For your protection, a bank, a member firm of FINRA or a national stock exchange or another eligible guarantor who is a member of, or a participant in a signature guarantee program must guarantee signatures. (A notary public is not an eligible guarantor.) Your redemption request must include a signature guarantee if any of the following situations apply:

■  Your redemption is more than $50,000;

■  If you are redeeming shares within 30 days of changing your address or banking instructions;

■  If you want a check in the amount of your redemption to be made payable to someone other than the registered owners on file; or

■  If you want a check in the amount of your redemption to be mailed to a different address.

Systematic Withdrawal Plan

The Allstate Funds offer a systematic withdrawal plan for accounts with a minimum value of $5,000, provided proper notification is provided and certain other contractual provisions of the Guaranteed Lifetime Income Certificate are fulfilled. The systematic withdrawal plan permits the redemption of Class GA or Class GC shares without payment of a CDSC, however such redemptions may affect the benefit provided under the Guaranteed Lifetime Income Certificate. Under this plan, redemptions equal to 1% a month, 2% every two months or 3% a quarter of the value of the Fund account would be free of a CDSC. For Class GA or Class GC shares, shares held the longest would be redeemed first. Systematic withdrawals occur on the fifth day of each month unless a different date is provided. If the date of a systematic withdrawal occurs on a non-business day, the withdrawal will be initiated on the previous business day. Systematic withdrawals are generally treated as taxable transactions for federal income tax purposes.

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Transactions Through the Funds' Website

You may check your account balance(s) and historical transactions and purchase shares in an existing account of a Fund through the Funds' website at https://www3.financialtrans.com/tf/FANWeb?tx=Disclaim&cz=80011111819001904. You automatically have the ability to view account balances and transactions by enrolling on the website. You also automatically have the ability to complete purchase transactions on the website unless you decline them on your application. You will not be able to sell or exchange shares through the Funds' website. Please call (877) 663-3232 if you wish to sell or exchange shares.

You will be required to enter into a user's agreement through the website in order to enroll for website privileges. In order to conduct online transactions, you must have telephone transaction privileges. The Allstate Funds impose a limit of $50,000 on purchase transactions through the website. You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the website for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Allstate Funds and their service providers have established certain security procedures, the Allstate Funds and the Distributor cannot assure you that inquiries, account information or trading activity will be completely secure. There also may be delays, malfunctions or other inconveniences associated with the Internet, and times when the website is unavailable for transactions or other purposes. Should this happen, you should consider purchasing using another method. Neither the Allstate Funds nor the Distributor will be liable for any such delays, malfunctions, unauthorized interception or access to information. In addition, provided reasonable security procedures are used, neither the Allstate Funds nor the Distributor will be responsible for any loss, liability, cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized transactions.

Redemptions in Kind:

■  If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for each of the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for federal income tax purposes on the same basis as a redemption for cash, and will incur any costs of sale, as well as the associated inconveniences.

Frequent Purchases and Redemptions of Fund Shares

The Allstate Funds are designed for long-term investors. The Allstate Funds discourage and do not accommodate short-term or excessive trading. Such trading may present risks to other shareholders in the Allstate Funds, including disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact the Allstate Funds' NAV and result in dilution to long-term shareholders. Short-term and excessive trading in Fund shares can also negatively impact the Allstate Funds' long-term performance by requiring the Allstate Funds to maintain more assets in cash or to liquidate holdings at a disadvantageous time. These risks may be more pronounced for the Allstate Funds investing in securities that are susceptible to pricing arbitrage (e.g., international securities, emerging markets securities and small cap securities).

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures which seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Allstate Funds. These policies and procedures include the following:

■  The Allstate Funds' policy is not to accept knowingly any money intended for the purpose of short-term or excessive trading. Accordingly, you should not invest in the Allstate Funds if your purpose is to engage in short-term or excessive trading, and you should refrain from such practices if you currently own shares of a Fund;

■  The Allstate Funds reserve the right to reject or restrict any purchase order (including exchanges) from any investor for any reason, including excessive, short-term or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Allstate Funds also reserve the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash; and

16

■  The Allstate Funds may adopt and impose redemption fees if the Board determines that such fees are necessary to minimize or eliminate short-term or excessive trading.

In making the determination to exercise these rights, the Allstate Funds may consider an investor's trading history in the Allstate Funds and accounts under common ownership or control. The Allstate Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Allstate Funds. Accordingly, the Adviser uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders other than those who hold shares through omnibus accounts. Because there is no universally accepted definition of what constitutes short-term or excessive trading, the Allstate Funds will use their reasonable judgment based on all the circumstances.

While the Allstate Funds seek to deter short-term and excessive trading, because the Allstate Funds' policies and procedures involve the exercise of reasonable judgment, the Allstate Funds may not identify or prevent some short-term or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of short-term or excessive trading, and the trading limitations are not applied prior to detecting such trading activity. Therefore, the Allstate Funds' policies and procedures do not prevent such trading before it is detected. As a result, some investors may be able to engage in short-term and excessive trading, while others are prohibited, and the Allstate Funds may experience the adverse effects of short-term and excessive trading described above.

Although the Allstate Funds notify intermediaries of and request that they enforce the Allstate Funds' policy, the Allstate Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Allstate Funds' policy. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Allstate Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Allstate Funds to direct shareholders. The Allstate Funds reserve the right to limit an intermediary's future access to the Allstate Funds, up to and including termination of the selling agreement held with an intermediary. There is no assurance that the Allstate Funds' policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

How the Allstate Funds Value Their Shares

The price of each Fund's shares is based on its NAV, which in turn is based on the NAVs of the Underlying Portfolios in which it invests. Each Fund's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Because certain of the Underlying Portfolios may invest in securities that are primarily traded on foreign exchanges that trade on weekends or other days when a Fund does not price its shares, the NAV of a Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.

Your order for purchase, sale, or exchange of shares is priced at the next-determined NAV after your order is received in proper form by a Fund.

ALLSTATE LARGE CAP INDEX FUND

For the Allstate Large Cap Index Fund, the market value of domestic equity securities is determined by valuing securities traded on national securities markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price. Foreign equity securities that trade in the U.S. are valued as of the close of trading on the primary U.S. exchange or market on which they trade; otherwise, foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade. Securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when the fund's NAV is computed, are valued at a fair value as determined in good faith under the supervision of the Board of Trustees and in accordance with the Allstate Funds' valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which the Allstate Large Cap Index Fund is carrying the security.

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OTHER UNDERLYING PORTFOLIOS

This section applies to the Underlying Portfolios except for the Allstate Large Cap Index Fund.

Each Underlying Portfolio, except for the Allstate Large Cap Index Fund, values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Underlying Portfolios' Board of Directors. When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. An Underlying Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by an Underlying Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Each Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. An Underlying Portfolio may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Underlying Portfolio values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, each Underlying Portfolio believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Underlying Portfolios may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

The Board of Directors of the Underlying Portfolios, except for the Allstate Large Cap Index Fund, has delegated responsibility for valuing each applicable Underlying Portfolio's assets to AllianceBernstein. AllianceBernstein has established a Valuation Committee, which operates under the policies and procedures approved by the applicable Underlying Portfolios' Board, to value each applicable Underlying Portfolio's assets on behalf of the Underlying Portfolio. AllianceBernstein's Valuation Committee values Underlying Portfolio assets as described above.

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GLOSSARY

This Prospectus uses the following terms.

TYPES OF SECURITIES

Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

Depositary Receipts include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity Securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.

Interest-only ("IO") securities are debt securities that receive only the interest payments on an underlying debt that has been structured to have two classes, one of which is the IO class and the other of which is the principal-only or PO class, that receives only the principal payments on the underlying debt obligation. POs are similar to, and are sometimes referred to as, zero coupon securities, which are debt securities issued without interest coupons.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A Securities are securities that may be resold under Rule 144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or by government-sponsored entities.

RATING AGENCIES AND RATED SECURITIES

Fitch is Fitch Ratings.

Lower-rated securities are fixed-income securities rated Ba or below by Moody's or BB or below by S&P or Fitch, or determined by AllianceBernstein to be of equivalent quality, and are commonly referred to as "junk bonds."

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

OTHER

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

SEC is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

Guaranteed Lifetime Income Benefit Certificate or Guaranteed Lifetime Income Certificate is a Group Contingent Deferred Annuity Contract, which is further detailed in the accompanying prospectus.

Securities Act is the Securities Act of 1933, as amended.

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DESCRIPTION OF UNDERLYING PORTFOLIOS

Each Fund invests in a combination of Underlying Portfolios. Each Fund's target asset allocation is intended to diversify its investments among various asset classes such as stocks and bonds.

AllianceBernstein does not intend to make frequent tactical adjustments to the target asset mix or to trade actively among Underlying Portfolios, other than the periodic adjustments described above. However, as noted above, AllianceBernstein reserves the right to modify the target allocations and Underlying Portfolio weightings and to substitute other Underlying Portfolios from time to time should circumstances warrant. The following table shows which Underlying Portfolios are used within each asset class as of December 1, 2008 and the target allocations for each Fund:

Percentage of Fund Invested in the
Specified Underlying Portfolio as of December 1, 2008

Current Fund	2015	2010	2005	10 Years After*	15 Years After*
Asset Class/Underlying Portfolio(s)
Short Duration Bonds
Short Duration Bond	–	–	6.75	18.00	27.50
Bonds
Inflation-Protected Securities	7.75	12.75	14.75	15.00	15.00
Intermediate Duration	11.50	13.50	15.50	19.50	22.50
High-Yield	7.00	7.00	5.50	2.50	–
Subtotal	26.25	33.25	42.50	55.00	65.00
REITs
Global Real Estate Investment	10.00	10.00	10.00	10.00	10.00
Subtotal	10.00	10.00	10.00	10.00	10.00
Stocks
U.S. Large Cap	37.75	31.75	27.25	20.50	15.00
Small-Mid Cap Growth	4.94	4.00	3.00	2.00	1.25
Small-Mid Cap Value	4.94	4.00	3.00	2.00	1.25
International Growth	9.56	8.50	7.13	5.25	3.75
International Value	9.56	8.50	7.13	5.25	3.75
Subtotal	63.75	56.75	47.50	35.00	25.00

*  These allocations are not specific to any Fund, but reflect the expected future allocations of any Fund once it reaches 10 and 15 years after its retirement date, respectively. The target retirement date assumes that an investor retires at age 65.

The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. companies. They also include investments in the real estate sector as well as foreign stocks from developed and emerging markets.

The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), and credit quality (investment-grade and high yield).

The Allstate Large Cap Index Fund is managed by Allstate Investment Management Company, an affiliate of the Adviser. All other Underlying Portfolios are managed by AllianceBernstein, as described below.

Stock Portfolios

Allstate Large Cap Index Fund has an investment objective of seeking to approximate the performance of a benchmark index that measures the investment return of U.S. large-capitalization stocks.

The fund employs an indexing investment approach designed to approximate the performance of the Standard & Poor's 500 Index ("S&P 500"), a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The fund will attempt to approximate the return of the target index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500, other stocks/securities outside the S&P 500, or in derivatives including but not limited to futures, swaps and exchange traded funds ("ETFs"), that will aid the

20

subadviser in its goal of approximating the return of the target index. Under normal circumstances, the fund invests at least 80% of its assets in large cap stocks. For this fund, "large cap" stocks are defined as the stocks of companies that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the S&P 500.

The fund reserves the right to substitute a different index for the index it currently approximates. In any such instance, the substitute index would measure the same market segment (large cap stocks) as the current index.

The fund may invest in foreign securities to the extent necessary to carry out its investment strategy. It is not expected that the fund will invest more than 5% of its assets in foreign securities.

The fund will attempt to remain as fully invested as practicable; however, there may be a temporary residual uninvested or uncovered cash position due to items such as corporate actions, constituent changes and cash flows. To help stay invested and to reduce transaction costs the fund may invest in derivatives. The fund will not use derivatives for speculation or for leveraging (magnifying or increasing) investment returns.

AllianceBernstein Global Real Estate Investment Portfolio has an investment objective of seeking total return from a combination of income and long-term growth of capital. This portfolio invests primarily in equity securities of REITs and other real estate industry companies. Under normal circumstances, this portfolio invests at least 80% of its net assets in these types of securities.

This portfolio's investment policies emphasize investment in real estate companies AllianceBernstein believes have strong property fundamentals and management teams. This portfolio seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.

This portfolio may invest up to 20% of its total assets in mortgage-backed securities, which are securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property.

AllianceBernstein International Value Portfolio has an investment objective of seeking long-term growth of capital. This portfolio invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries.

This portfolio normally invests in companies in at least three countries other than the United States. This portfolio's investment policies emphasize investment in companies that AllianceBernstein determines to be undervalued. In selecting securities for this portfolio, AllianceBernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

AllianceBernstein International Growth Portfolio has an investment objective of seeking long-term growth of capital. This portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The portfolio's investment process relies upon comprehensive fundamental company research produced by AllianceBernstein's large research team of analysts covering both developed and emerging markets around the globe. Research-driven stock selection is expected to be the primary driver of returns relative to the portfolio's benchmark and other decisions, such as country allocation, are generally the result of the stock selection process.

The portfolio invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The portfolio's investments include companies that are established as a result of privatizations of state enterprises.

AllianceBernstein Small-Mid Cap Value Portfolio has an investment objective of seeking long-term growth of capital. This portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. For these purposes, "small- and mid-cap U.S. companies" are those U.S. companies that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500(TM) Value Index. While the capitalizations of companies in the Russell 2500(TM) Value Index ranged from $2 million to approximately $6.60 billion as of November 30, 2008, the portfolio

21

normally will not invest in companies with market capitalizations exceeding $5 billion at the time of purchase. Under normal circumstances, this portfolio invests at least 80% of its net assets in these types of securities.

This portfolio's investment policies emphasize investment in companies that AllianceBernstein determines to be undervalued. In selecting securities for this portfolio, AllianceBernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. It may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.

AllianceBernstein Small-Mid Cap Growth Portfolio has an investment objective of seeking long-term growth of capital. This portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. Under normal circumstances, this portfolio invests at least 80% of its net assets in small- and mid-cap companies. For these purposes, "small- and mid-cap companies" are those U.S. companies that, at the time of investment, have market capitalizations in the greater of the range of companies constituting the Russell 2500(TM) Growth Index or between $1 and $6 billion. The market capitalizations of companies in the Russell 2500(TM) Growth Index ranged from $6 million to $5.34 billion as of November 30, 2008. Because the portfolio's definition of small- to mid-cap companies is dynamic, the upper limit on market capitalization will change with the markets.

Normally, this portfolio invests in U.S. companies that AllianceBernstein believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. AllianceBernstein relies heavily on the fundamental analysis and research of its internal research staff to select this portfolio's investments. This portfolio may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.

Bond Funds

AllianceBernstein Short Duration Bond Portfolio has an investment objective to provide a moderate rate of income that is subject to taxes. This portfolio invests primarily in investment-grade, U.S. Dollar-denominated debt securities. Under normal circumstances, this portfolio invests at least 80% of its net assets in debt securities. This portfolio seeks to maintain a relatively short duration of one to three years under normal market conditions. Duration is a measure of sensitivity to interest rates and varies as obligors on debt securities repay their obligations.

This portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as other securities of U.S. and non-U.S. issuers.

This portfolio may invest in investment grade quality securities rated A or Baa (including Baa1, Baa2 and Baa3) by Moody's, or A or BBB (including BBB+ and BBB-) by S&P or Fitch. If a security has a split rating, then this portfolio will use the rating deemed by AllianceBernstein to be the most appropriate under the circumstances. If securities are downgraded to below Baa3 or BBB-, or if unrated, are determined by AllianceBernstein to have undergone similar credit quality deterioration, AllianceBernstein may retain such securities if AllianceBernstein concludes that disposition would not be in the best interests of this portfolio.

AllianceBernstein Intermediate Duration Bond Portfolio has an investment objective to provide a moderate to high rate of income that is subject to taxes. This portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as securities of U.S. and non-U.S. issuers. This portfolio may invest in medium-quality securities rated A or Baa (including Baa1, Baa2 and Baa3) by Moody's, or A or BBB (including BBB+ and BBB-) by S&P or Fitch. If a security has a split rating, then this portfolio will use the rating deemed by AllianceBernstein to be the most appropriate under the circumstances. If securities are downgraded to below Baa3 or BBB-, or if unrated, are determined by AllianceBernstein to have undergone similar credit quality deterioration, AllianceBernstein may retain such securities if AllianceBernstein concludes that disposition would not be in the best interests of this portfolio. Unrated securities may be purchased by the portfolio when AllianceBernstein believes that the financial condition of the issuers of such obligations and the protection afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with the portfolio's investment policies. Under normal circumstances, this portfolio invests at least 80% of its net assets in debt securities. This

22

portfolio seeks to maintain a relatively longer duration of three to six years under normal market conditions.

The portfolio may also invest up to 20% of its total assets in debt securities denominated in currencies other than the U.S. Dollar. This portfolio also may invest up to 20% of its assets in hybrid instruments, which have characteristics of futures, options, currencies and securities.

AllianceBernstein Inflation-Protected Securities Portfolio has an investment objective of seeking a total return that exceeds the rate of inflation over the long term with income that is subject to taxes. This portfolio invests primarily in U.S. Dollar-denominated inflation-protected securities and may invest in medium-quality securities rated A or Baa (including Baa1, Baa2 and Baa3) by Moody's, or A or BBB (including BBB+ and BBB-) by S&P or Fitch. Under normal circumstances, this portfolio invests at least 80% of its net assets in inflation-protected securities. The portfolio's investments in inflation-protected securities include inflation-indexed debt securities of varying maturities issued by U.S. or non-U.S. governments, their agencies or instrumentalities and by corporations, and inflation derivatives. This portfolio seeks to maintain a duration within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS 1-10 year Index, which as of November 30, 2008 was 4.86 years.

Assets not invested in inflation-indexed bonds may be invested in other types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, and mortgage-related securities as well as other securities of U.S. and non-U.S. issuers.

AllianceBernstein High-Yield Portfolio has an investment objective of seeking a high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. This portfolio invests primarily in high-yield debt securities. Under normal circumstances, this portfolio invests at least 80% of its net assets in these types of securities.

This portfolio invests in high-yield, below investment grade debt securities, commonly known as "junk bonds." This portfolio seeks to maximize current income by taking advantage of market developments, yield disparities, and variations in the creditworthiness of issuers. The portfolio may invest in U.S. Dollar-denominated and non-U.S. Dollar-denominated foreign fixed-income securities.

ADDITIONAL INVESTMENT PRACTICES

Each of the Underlying Portfolios also may:

■  Write covered put and call options and purchase and sell put and call options on U.S. and non-U.S. securities, currencies, market and financial indices, and other derivatives and financial instruments;

■  Enter into forward commitments, futures contracts, and options on futures contracts with respect to U.S. and non-U.S. securities, currencies, and market and financial indices;

■  Invest in synthetic foreign equity securities;

■  Enter into forward currency exchange contracts;

■  Enter into swap transactions;

■  Enter into repurchase agreements and reverse repurchase agreements;

■  Enter into standby commitment agreements;

■  Invest in convertible securities;

■  Invest in the securities of supranational agencies and other "semi-governmental" issuers;

■  Make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of the Portfolio's net assets is held as collateral for such sales;

■  Make secured loans of portfolio securities of up to 33 1/3% of its total assets;

■  Invest up to 15% of its total assets in illiquid securities;

■  Invest in depositary receipts, ETFs, and other derivative instruments representing securities of companies or market indices; and

■  Borrow up to 5% of its assets on a temporary basis and borrow from a bank up to 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

23

AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio, the AllianceBernstein Small-Mid Cap Growth Portfolio and the Allstate Large Cap Index Fund each also may:

■  Invest up to 20% of its total assets in rights and warrants.

The AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio and AllianceBernstein High-Yield Portfolio each also may:

■  Invest in variable, floating, and inverse floating rate investments; and

■  Invest in zero coupon and interest-only or principal-only securities.

Future Developments

An Underlying Portfolio may take advantage of other investment practices that are not currently contemplated for use by the Underlying Portfolios, or are not available but may yet be developed, to the extent such investment practices are consistent with the Underlying Portfolio's investment objective and legally permissible for the Underlying Portfolio. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Underlying Portfolio Turnover

Each of the Underlying Portfolios, except for the Allstate Large Cap Index Fund, is actively managed and, in some cases in response to market conditions, an Underlying Portfolio's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Underlying Portfolio and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders for federal income tax purposes as ordinary income.

Temporary Defensive Position

For temporary defensive purposes to attempt to respond to adverse market, economic, political or other conditions, an Underlying Portfolio may invest, without limit, in certain types of short-term, liquid, high grade or high quality debt securities and in lower-rated securities and convertible securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of debt securities including notes and bonds. Such securities also may include foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While an Underlying Portfolio invests for temporary defensive purposes, it may not meet its investment objective.

Portfolio Holdings

A description of the Allstate Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Allstate Funds' SAI.

MANAGEMENT OF THE ALLSTATE FUNDS

Investment Adviser

Each Fund's investment adviser is Allstate Institutional Advisors, LLC, 3100 Sanders Road, Suite M2A, Northbrook, Illinois 60062. The Adviser is a wholly owned Delaware subsidiary of Allstate Life Insurance Company and is ultimately owned by The Allstate Corporation. The Adviser was formed in 2008 and has a limited operating history as of the date of this Prospectus.

The Adviser manages the Allstate Funds selecting one or more subadvisers to manage the Allstate Funds' portfolios. The Adviser is responsible for identifying and selecting subadvisers subject to shareholder approval. The Adviser also monitors the performance of such subadvisers. As the investment adviser to each Fund, the Adviser is paid an annual management fee based on the average daily net assets of the Fund. Out of its fee, the Adviser pays the subadviser of a Fund. For these advisory services, each Fund pays the Adviser a fee as a percentage of average daily net assets at an annualized rate as shown in the table below.

Allstate Funds	Management Fee (as a percentage of average daily net assets)
Allstate ClearTarget 2005 Retirement Fund	0.85%
Allstate ClearTarget 2010 Retirement Fund	0.85%
Allstate ClearTarget 2015 Retirement Fund	0.85%

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The Adviser has contractually agreed to waive a portion of its advisory fees and/or reimburse a portion of the Fund's operating expenses as shown in the expense tables beginning on page 5 of this Prospectus. The expense limitation agreement does not cover fees and expenses of the Underlying Portfolio or the expense of the Guaranteed Lifetime Income Certificate. This agreement to limit expenses extends through December 31, 2011. The Adviser may also recoup the amount of any advisory fee waived or expense reimbursed within three years after the year in which the Adviser incurred the expense if the recoupment does not exceed the expense limitation.

The Adviser has engaged AllianceBernstein L. P. ("Alliance Bernstein") as subadviser to manage the investment portfolios of the Allstate Funds. A discussion regarding the Board of Trustees of the Allstate Funds' basis for approving the investment advisory agreements and subadvisory agreements is available in the Allstate Funds' Annual Report dated August 31, 2008.

Subadviser

Each Fund's subadviser is AllianceBernstein, 1345 Avenue of the Americas, New York, NY 10105. AllianceBernstein is a leading international investment adviser managing client accounts with assets as of November 30, 2008 totaling approximately $452 billion (of which approximately $64 billion represented assets of investment companies). AllianceBernstein manages retirement assets for many of the largest public and private employee benefit plans, public employee retirement funds, investment companies, and foundations, endowments, banks and insurance companies worldwide.

Portfolio Managers

The management of and investment decisions for the Allstate Funds are made by AllianceBernstein's Multi-Asset Solutions Team, comprised of senior blend portfolio managers. The Multi-Asset Solutions Team relies heavily on the AllianceBernstein growth, value and fixed-income investment teams and, in turn, the fundamental research of the AllianceBernstein large internal research staff. No one person is principally responsible for coordinating the Allstate Funds.

The following table lists the five persons within the Multi-Asset Solutions Team with the most significant responsibility for day-to-day management of the Allstate Funds, the length of time that each person has been jointly and primarily responsible for the Allstate Funds and each person's principal occupation during the past five years:

Employee; Year; Title	Principal Occupation During the Past Five (5) Years
Seth Masters; since inception; Chief Investment Officer – Defined Contribution	Chief Investment Officer – Blend Solutions from 2002 until May 2008.

Thomas J. Fontaine; since inception; Head of Research and Investment Design – Defined Contribution	Director of Research for AllianceBernstein's defined contribution business since May 2008. From 2003 to 2008, Mr. Fontaine was a senior portfolio manager and director of research for the AllianceBernstein Blend Solutions team.

Dokyoung Lee; since June 2008; Senior Portfolio Manager & Director of Research	Appointed Director of Research in June 2008, in addition to his responsibilities as senior portfolio manager, a position held since 2005. From 2001 to 2005, Mr. Lee served on the Japan Value Investment Policy Group as a senior portfolio manager and senior quantitative analyst.

Marc Mayer; since May 2008; Executive Vice President & Chief Investment Officer – Blend Solutions	Appointed Executive Vice President and Chief Investment Officer – Blend Solutions in May 2008; Executive Managing Director of AllianceBernstein Investments retail business from November 2003 – May 2008

Chris Nikolich; since inception; Senior Investment Director	Senior Vice President and Senior Investment Director defined contribution research and investment design team since May 2008. From 2002-2008 Mr. Nikolich was a senior portfolio manager on the Blend Solutions team.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Allstate Funds is available in the SAI.

25

DIVIDENDS, DISTRIBUTIONS AND TAXES

Because each Fund intends to qualify, and will elect to be treated, as a regulated investment company for federal income tax purposes, the Allstate Funds will generally not pay federal income tax on the income and gains that they distribute to you.

A Fund's income from certain dividends, interest and any net realized short-term capital gains are paid to shareholders as dividends. A Fund's income from certain qualifying dividends, designated as such by the Fund, will be paid to shareholders as "qualified dividend income." Net realized long-term capital gains are paid to shareholders as net capital gains distributions. Dividends and capital gain distributions are normally declared in December and paid in December or January. Any dividends and distributions declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated for federal income tax purposes as paid to shareholders on December 31 of the calendar year in which they are declared.

Dividends and capital gains distributions are automatically reinvested in additional shares of the same Fund. Except for those shareholders exempt from federal income taxation, dividends and capital gain distributions will be taxable to shareholders. You will be notified annually as to the federal income tax status of dividends and capital gains distributions. Such dividends and distributions may also be subject to state, local and foreign taxes.

Net capital gain distributions (net gains relating to capital assets held or treated as held by a Fund for more than 12 months less any net short-term capital losses for the year) are taxable to shareholders as long-term capital gain regardless of how long you have held shares of the Fund. For federal income tax purposes, net capital gain distributions made to individual and other non-corporate shareholders are currently taxed at rates up to 15% (which rates will increase to 20% for taxable years beginning after December 31, 2010). Dividends representing certain net investment income and net realized short-term capital gains (net short-term capital gain in excess of net long-term capital loss of a Fund) are taxed as ordinary income at federal income tax rates up to 35% for individuals. Dividends representing "qualified dividend income," however, are currently taxed to individuals and other non-corporate shareholders at federal income tax rates up to 15%, provided certain holding period and other requirements are satisfied by both the shareholder and the Fund, although this favorable treatment for qualified dividend income is set to expire for taxable years beginning after December 31, 2010.

Generally, the character of the dividends and distributions the Allstate Funds receive from the Underlying Portfolios will pass through to shareholders, subject to certain exceptions, as long as the Fund and Underlying Portfolio each qualify as a regulated investment company for federal income tax purposes. If a Fund receives dividends from an Underlying Portfolio that qualifies as a regulated investment company and the Underlying Portfolio designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income as well, provided the Fund meets certain holding period and other requirements with respect to the shares of the Underlying Portfolio. Dividends received from certain foreign corporations and from most REITs are not expected to qualify for treatment as qualified dividend income. The use of a fund-of-funds structure could affect the amount, timing and type of dividends and distributions paid by the Allstate Funds and, therefore, may increase the amount of taxes payable by shareholders of the Allstate Funds.

A shareholder's redemption of a Fund's shares will generally be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between the amount received for such shares and their adjusted tax basis in the shares redeemed. If such shares are held as a capital asset at the time of sale, the gain or loss generally will be a capital gain or loss and will generally constitute long-term capital gain or loss if the redeemed shares were held for more than one year.

Distributions to Retirement Plans. Fund distributions received by your qualified retirement plan (for example, a 401(k) plan or IRA) are generally tax deferred. This means that you are not required to report Fund distributions on your federal income tax return in the year paid by the Fund, but, rather, when your plan makes payments to you. Special federal income rules apply to payments from Roth IRAs and Coverdell Education Savings Accounts.

26

"Buying a Dividend." Dividends and distributions are paid to shareholders as of the record date for such dividend or distribution of a Fund. Dividends and capital gains awaiting distribution are included in each Fund's daily NAV. After a dividend or distribution, the share price of a Fund drops by the amount of the dividend or distribution, net of any subsequent market fluctuations. You should be aware that dividends and distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations. If you purchase shares of a Fund shortly before or on the record date of a dividend or distribution, you will pay the full price for the shares and may receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." Of course, a Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable dividends and distributions. Such dividends and distributions can occur even in a year when a Fund has a negative return.

Unless your account is set up as a tax-deferred account, dividends and distributions paid to you will be included in your gross income for federal income tax purposes, even though you may not have participated in the increase in NAV of a Fund and whether or not you reinvest the dividends.

Backup Withholding. When you open an account, Internal Revenue Service ("IRS") regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding. If you fail to provide your TIN or the proper tax certifications, each Fund is required to withhold 28% of all distributions (including dividends and capital gain distributions) and redemption proceeds paid to you. Each Fund is also required to begin backup withholding on your account if the IRS instructs it to do so. Amounts withheld may be applied to your federal income tax liability and you may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

Foreign Taxes. Dividends, interest, and some capital gains received by the Underlying Portfolios on foreign securities may be subject to foreign tax withholding or other foreign taxes. Any foreign taxes paid or accrued by an Underlying Portfolio will represent an expense to the Underlying Portfolio and may reduce the returns of the Allstate Funds that invest in the Underlying Portfolio. It is not anticipated that any of the Allstate Funds will qualify to pass through to shareholders foreign taxes paid by the Allstate Funds or Underlying Portfolios.

Guaranteed Lifetime Income Certificate. Any redemption of G shares to pay the annual expense of the Guaranteed Lifetime Income Certificate or state premium taxes or as a result of the cancellation of your Guaranteed Lifetime Income Certificate will generally be a taxable transaction to you for federal income tax purposes as if the redemption proceeds had been paid to you. The federal income tax treatment of your receipt of a payment, if any, under your Guaranteed Lifetime Income Certificate is uncertain. The payment may be treated as ordinary income. If the payment is treated as ordinary income, your ability to offset such ordinary income with capital losses, including any capital loss realized on the redemption of Fund shares, will be limited.

The foregoing discussion is only a general summary of certain federal income tax laws and their effect on shareholders. You are advised to consult your own tax adviser as to the federal, state, local and/or foreign tax consequences of owning shares of each Fund with respect to your specific circumstances before investing in a Fund. For a more detailed discussion of federal income tax consequences, see the SAI – "Federal Income Tax Matters."

27

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

The financial highlights tables are intended to help you understand the Allstate Funds' financial performance for the period from commencement of the Funds' operations through August 31, 2008. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the Allstate Funds' financial statements are included in the annual report, which is available upon request, and is incorporated by reference into the SAI. You may also obtain the annual and semi-annual reports and SAI without charge by calling (877) 663-3232.

	ClearTarget 2005 Retirement Fund
	Class GA	Class GC	Class GI
	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$10.00	$10.00	$10.00
Income From Investment Operations
Net investment income(b)	0.06	0.03	0.09
Net realized and unrealized gain (loss) on investment transactions	(0.62)	(0.62)	(0.64)
Net increase (decrease) in net asset value from operations	(0.56)	(0.59)	(0.55)
Net asset value, end of period	$9.44	$9.41	$9.45
Total Return
Total investment return based on net asset value(c)	(5.60)%	(5.90)%	(5.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$86	$112	$43
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.25%	2.00%	1.00%
Expenses, before waivers/reimbursements(d)	145.35%	135.44%	187.34%
Net investment income(d)	1.91%	1.00%	2.61%
Portfolio turnover rate(e)	48%	48%	48%

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e)   Not annualized.

See notes to financial statements.

Allstate ClearTarget Retirement Funds
28

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

	ClearTarget 2010 Retirement Fund
	Class GA	Class GC	Class GI
	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$10.00	$10.00	$10.00
Income From Investment Operations
Net investment income(b)	0.07	0.03	0.09
Net realized and unrealized loss on investment transactions	(0.70)	(0.68)	(0.71)
Net decrease in net asset value from operations	(0.63)	(0.65)	(0.62)
Net asset value, end of period	$9.37	$9.35	$9.38
Total Return
Total investment return based on net asset value(c)	(6.30)%	(6.50)%	(6.20)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$62	$114	$42
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.25%	2.00%	1.00%
Expenses, before waivers/reimbursements(d)	191.93%	149.59%	209.09%
Net investment income(d)	2.37%	1.13%	2.72%
Portfolio turnover rate(e)	63%	63%	63%

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e)   Not annualized.

See notes to financial statements.

Allstate ClearTarget Retirement Funds
29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

	ClearTarget 2015 Retirement Fund
	Class GA	Class GC	Class GI
	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$10.00	$10.00	$10.00
Income From Investment Operations
Net investment income(b)	0.02	0.04	0.09
Net realized and unrealized loss on investment transactions	(0.66)	(0.71)	(0.72)
Net decrease in net asset value from operations	(0.64)	(0.67)	(0.63)
Net asset value, end of period	$9.36	$9.33	$9.37
Total Return
Total investment return based on net asset value(c)	(6.40)%	(6.70)%	(6.30)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$674	$72	$42
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.25%	2.00%	1.00%
Expenses, before waivers/reimbursements(d)	62.36%	150.58%	185.26%
Net investment income(d)	0.64%	1.22%	2.74%
Portfolio turnover rate(e)	27%	27%	27%

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e)   Not annualized.

See notes to financial statements.

Allstate ClearTarget Retirement Funds
30

GENERAL INFORMATION

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law.

During drastic economic or market developments, you might have difficulty in reaching the Allstate Funds by telephone, in which event you should issue written instructions to the Allstate Funds. The Allstate Funds are not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. The Allstate Funds will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. The Allstate Funds offer a variety of shareholder services. For more information about these services or your account, call the Allstate Funds' toll-free number, (877) 663-3232. Some services are described in the New Account Application.

Householding. Many shareholders of the Allstate Funds have family members living in the same home who also own shares of the same Allstate Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund and to reduce expenses of the Fund, the Allstate Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding," does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call the Allstate Funds at (877) 663-3232.

The Allstate Large Cap Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or its third party licensors. Neither S&P nor its third party licensors makes any representation or warranty, express or implied, to the owners of the Allstate Large Cap Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Allstate Large Cap Index Fund particularly or the ability of the S&P 500 to track general stock market performance. S&P's and its third party licensor's only relationship to the Allstate Financial Investment Trust is the licensing of certain trademarks and trade names of S&P and the third party licensors and of the S&P 500 which is determined, composed and calculated by S&P or its third party licensors without regard to the Allstate Financial Investment Trust or the Allstate Large Cap Index Fund. S&P and its third party licensors have no obligation to take the needs of the Allstate Financial Investment Trust or the owners of the Allstate Large Cap Index Fund into consideration in determining, composing or calculating the S&P 500. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the Allstate Large Cap Index Fund or the timing of the issuance or sale of the Allstate Large Cap Index Fund or in the determination or calculation of the equation by which the Allstate Large Cap Index Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Allstate Large Cap Index Fund.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

31

The S&P®, S&P 500®, Standard & Poor's® and Standard & Poor's 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Allstate Financial Investment Trust.

For more information about the Allstate Funds, the following documents are available upon request:

• Annual/Semi-Annual Reports To Shareholders

Each Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

• STATEMENT OF ADDITIONAL INFORMATION (SAI)

The Allstate Funds have an SAI, which contains more detailed information about each Fund, including operations and investment policies. The SAI is incorporated by reference into (and is legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report, when available, or SAI, or make inquiries concerning the Allstate Funds, by contacting your broker or other financial intermediary, or by contacting the Allstate Funds:

By Mail:

PO Box:
Allstate Funds
PO Box 8046
Boston, MA 02266-8046

or

Overnight Address:
Allstate Funds
c/o Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021

By Phone:  (877) 663-3232

By Internet:  www.allstate.com/ClearTarget

Or you may view or obtain these documents from the SEC:

■  Call the SEC at (202) 551-8090 for information on the operation of the Public Reference Room.

■  Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

■  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

Allstate® and the "Good Hands" Logo are registered trademarks and service marks used by permission of the owner, Allstate Insurance Company.

Investment Company Act File Number: 811-22165

32

FIN1237

PROSPECTUS  |  December 29, 2008

Allstate Financial Investment Trust

Allstate Large Cap Index Fund

The Allstate Large Cap Index Fund (the "Fund" or the "Large Cap Index Fund") seeks to approximate the performance of the Standard & Poor's 500 Index. Shares of the Large Cap Index Fund are only available for purchase by the Allstate ClearTarget Retirement FundsSM and are not currently available to the public.

The Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

▶  Not a deposit

▶  Not FDIC or NCUSIF insured

▶  Not guaranteed by any institution

▶  Not insured by any federal government agency

▶  May lose value

The investment adviser for the Allstate Large Cap Index Fund is Allstate Institutional Advisors, LLC (the "Adviser"), an SEC registered investment adviser and a Delaware subsidiary of Allstate Life Insurance Company.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the Fund. This summary describes the Fund's objective, principal investment strategies, principal risks, and fees.

More details regarding the Fund can be found in this Prospectus. Please be sure to read this additional information BEFORE you invest.

You should also consider the following:

■  You may lose money by investing in the Fund.

■  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Allstate Large Cap Index Fund

Investment Objective

The Fund seeks to approximate the performance of a benchmark index that measures the investment return of U.S. large-capitalization stocks. The Fund's investment objective may be changed without a shareholder vote. The Fund will, however, provide shareholders 60 days' notice prior to any such change.

Principal Investment Strategy

The Fund employs an indexing investment approach designed to approximate the performance of the Standard & Poor's 500 Index ("S&P 500"), a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Fund will attempt to approximate the return of the target index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500, other stocks/securities outside the S&P 500, or in derivatives including but not limited to futures, swaps and exchange traded funds, that will aid the subadviser in its goal of approximating the return of the target index. Under normal circumstances, the Fund invests at least 80% of its assets in large cap stocks. The Fund's 80% policy may be changed without a shareholder vote. The Fund will, however, provide shareholders 60 days' notice prior to any such change. Large cap stocks are defined as the stocks of companies that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the S&P 500.

Indexing is an investment strategy for tracking the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets—such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments—such as small-capitalization stocks or short-term bonds.

An index fund holds all, or a representative sample, of the securities that make up its target index. Index funds attempt to mirror the target index return, for better or worse. However, an index fund does not always perform exactly like its target index. For example, like all mutual funds, index funds have operating expenses and transaction costs. Market indices do not have such costs and therefore will usually have a slight performance advantage over funds that track them.

The Adviser has engaged Allstate Investment Management Company ("AIMCO") as subadviser to manage the investment portfolio of the Allstate Large Cap Index Fund.

The Fund reserves the right to substitute a different index for the index it currently tracks. In any such instance, the substitute index would measure the same market segment (large cap stocks) as the current index. The Fund will provide shareholders 60 days' notice prior to any substitution in the index.

The Fund may invest in foreign securities to the extent necessary to carry out its investment strategy. It is not expected that the Fund will invest more than 5% of its assets in foreign securities.

The Fund will attempt to remain as fully invested as practicable; however, there may be temporary residual uninvested or uncovered cash positions due to items such as corporate actions, constituent changes and cash flows. To help stay invested and to reduce transaction costs the Fund may invest in derivatives. The Fund will not use derivatives for speculation or for leveraging (magnifying or increasing) investment returns.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

MARKET RISK

This is the risk that the value of the Fund's investments will fluctuate as the stock or bond markets fluctuate and prices overall may decline over short- or long-term periods.

DERIVATIVES RISK

The Allstate Large Cap Index Fund may use derivatives. These investment strategies may be riskier than other investments and may result in greater volatility for the Fund, particularly in periods of market declines.

LARGE CAP STYLE RISK

This is the risk that returns from large-capitalization stocks will trail returns from the overall stock market. Large cap stocks tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years.

TRACKING RISK

This is the risk that the Allstate Large Cap Index Fund will not be able to replicate exactly the performance of the index it tracks due to an imperfect correlation in the Fund's securities and those in its index, transaction costs, management fees, cash flow timing considerations and availability of securities comprising the index. AIMCO seeks correlation over time of 95% between the Fund's performance and the performance of the index; a figure of 100% would represent perfect correlation. AIMCO uses BARRA to track the Fund's accuracy with its index, using a tracking error methodology. Tracking error is monitored daily. If there are instances of excessive tracking error, AIMCO will determine the appropriate steps to take to remedy the situation.

Performance and Bar Chart Information

Performance information is not included, because the Allstate Large Cap Index Fund does not have a full calendar year of operations.

2

FEES AND EXPENSES

WHY ARE FUND FEES AND EXPENSES IMPORTANT?

Fees and expenses reduce the investment performance of the Fund. The information found herein is intended to help you understand what these fees and expenses are and provides an example of the dollar amount of these costs to help you make comparisons with other funds. You pay fees and expenses indirectly because they are deducted from the Fund's assets and reduce the value of your shares. These fees include management fees and operating expenses.

Shareholder Fees

(fees paid directly from your investment)

Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a percentage of redemption proceeds)	None
Exchange Fee	None
Redemption Fee	None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

The Fund's operating expense table shows the fees and expenses that you may pay if you buy and hold shares of the Fund.

Operating Expenses
Management Fees	None
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	12.65%
Total Fund Operating Expenses (Before Waiver)	12.65%
Waiver and/or Expense(b)	(12.55)%
Net Expenses	0.10%

(a)  "Other Expenses" are based on estimates because financial statements for the Fund's initial fiscal year report operating results for a period of less than six months.

(b)  The Adviser has contractually agreed to reimburse a portion of the Fund's operating expenses. This agreement provides an expense cap of 0.10% of certain of the Fund's operating expenses and extends through December 31, 2011. The Adviser may recoup the amount of any expense reimbursed within three years after the year in which the Adviser incurred the expense if the recoupment does not exceed the expense limitation.

EXAMPLE

The example is hypothetical and is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that the Fund's operating expenses stay the same, and that all dividends and distributions are reinvested. The Fund's expenses reflect contractual waivers and reimbursements for applicable periods. The Funds' expenses are estimated since the Funds' financial statements for the initial fiscal year ended August 31, 2008 report operating results for less than a period of six months. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the example would be:

Example
After 1 year*	$10
After 3 years*	32

*  This example assumes that the Adviser's agreement to reimburse the Fund's expenses is in effect through December 31, 2011.

3

INVESTING IN THE FUND

This section discusses how to buy, sell or redeem shares of the Fund.

How to Buy and Sell Shares

Shares of the Fund may only be purchased and sold by the Allstate ClearTarget Retirement Funds.

Required Information

The Fund is required by law to obtain, verify and record certain personal information from you or persons acting on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). The Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If the Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potential criminal activity, the Fund reserves the right to take action as it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or resident alien, your account must be affiliated with a Financial Industry Regulatory Authority ("FINRA") member firm.

The Fund is required to withhold 28% of dividends, capital gains distributions, and redemption proceeds paid to any shareholder who has not provided the Fund with his or her correct taxpayer identification number (social security number for most investors) and certain certifications. To avoid this, you must provide your correct tax identification number (social security number for most investors) and certain certifications on your New Account Application.

General

Your initial application and later requests for transactions will not be processed until they are received in good order. Good order means that your application is properly completed or your transaction request includes your Fund account number, the amount of the transaction (in dollars or shares), signatures of all owners as registered on the account and any supporting legal documentation that may be required.

Funds Distributor, LLC (the "Distributor") may refuse any order to purchase shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

The Fund does not issue share certificates.

Selling Shares

You may "redeem" your shares (i.e., sell your shares to the Fund) on any day the New York Stock Exchange ("the Exchange") is open. Your sale price will be the next-determined net asset value ("NAV") after the Fund receives your redemption request in good order. Normally, redemption proceeds will be sent to you within seven days.

Redemptions in Kind:

If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for each of the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for federal income tax purposes on the same basis as a redemption for cash, and will incur any costs of sale, as well as the associated inconveniences.

Frequent Purchases and Redemptions of Fund Shares

The Fund is designed for long-term investors. The Fund discourages and does not accommodate short-term or excessive trading. Such trading may present risks to the Fund, including disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. Short-term and excessive trading in Fund shares can also negatively impact the Fund's long-term performance by requiring the Fund to maintain more assets in cash or to liquidate holdings at a disadvantageous time.

The Board of Trustees has adopted policies and procedures which seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Fund. These policies and procedures include the following:

■  The Fund's policy is not to accept knowingly any money intended for the purpose of short-term or excessive trading. Accordingly, you should not invest in the Fund if your purpose is to engage in short-term or excessive trading, and you should refrain from such practices if you currently own shares of the Fund;

4

■  The Fund reserves the right to reject or restrict any purchase order (including exchanges) for any reason, including excessive, short-term or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Fund also reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash; and

■  The Fund may adopt and impose redemption fees if the Board determines that such fees are necessary to minimize or eliminate short-term or excessive trading.

In making the determination to exercise these rights, the Fund may consider an investor's trading history in the Fund and accounts under common ownership or control. The Fund seeks to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Fund. Accordingly, the Adviser uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders other than those who hold shares through omnibus accounts. Because there is no universally accepted definition of what constitutes short-term or excessive trading, the Fund will use its reasonable judgment based on all the circumstances.

While the Fund seeks to deter short-term and excessive trading, because the Fund's policies and procedures involve the exercise of reasonable judgment, the Fund may not identify or prevent some short-term or excessive trading. Moreover, impositions of trading limitations is triggered by the detection of short-term or excessive trading, and the trading limitations are not applied prior to detecting such trading activity. Therefore, the Fund's policies and procedures do not prevent such trading before it is detected.

How the Fund Values Its Shares

The price of the Fund's shares is based on its "NAV". The Fund's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

Your order for purchase or sale of shares is priced at the next-determined NAV after your order is received in proper form by the Fund.

The market value of domestic equity securities is determined by valuing securities traded on national securities markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price. Foreign equity securities that trade in the U.S. are valued as of the close of trading on the primary U.S. exchange or market on which they trade; otherwise, foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade. Securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when the Fund's NAV is computed, are valued at a fair value as determined in good faith under the supervision of the Board of Trustees and in accordance with the Fund's valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security.

5

GLOSSARY

This Prospectus uses the following terms.

TYPES OF SECURITIES

Equity securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or by government- sponsored entities.

OTHER

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

SEC is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

6

OTHER INFORMATION

Future Developments

The Fund may take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Portfolio Turnover

The Allstate Large Cap Index Fund's portfolio annual turnover is not expected to exceed 100%.

Temporary Defensive Position

For temporary defensive purposes to attempt to respond to adverse market, economic, political or other conditions, the Fund may invest, without limit, in certain types of short-term, liquid, high grade or high quality debt securities and in lower-rated securities and convertible securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of debt securities including notes and bonds. Such securities also may include foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While the Fund invests for temporary defensive purposes, it may not meet its investment objective.

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of portfolio securities is available in the Fund's Statement of Additional Information ("SAI").

MANAGEMENT OF THE FUND

Investment Adviser

The Fund's investment adviser is Allstate Institutional Advisors, LLC, 3100 Sanders Road, Suite M2A, Northbrook, Illinois 60062. The Adviser is a wholly owned Delaware subsidiary of Allstate Life Insurance Company and is ultimately owned by The Allstate Corporation. The Adviser was formed in 2008 and has a limited operating history as of the date of this Prospectus.

The Adviser manages the Fund by selecting one or more subadvisers to manage the Fund's portfolio. The Adviser is responsible for identifying and selecting subadvisers subject to shareholder approval. The Adviser also monitors the performance of such subadvisers. As the investment adviser to the Fund, the Adviser is not paid an annual management fee. The Adviser pays the subadviser of the Fund.

The Adviser has contractually agreed to reimburse a portion of the Fund's operating expenses as shown in the footnote to the expense table on page 3 of this Prospectus. This agreement to limit expenses extends through December 31, 2011. The Adviser may also recoup the amount of any expense reimbursed within three years after the year in which the Adviser incurred the expense if the recoupment does not exceed the expense limitation.

The Adviser has engaged AIMCO as subadviser to manage the investment portfolio of the Allstate Large Cap Index Fund. A discussion regarding the Board of Trustees basis for approving the investment advisory agreement and subadvisory agreement is available in the annual report for the period ending August 31, 2008.

Subadviser

Allstate Investment Management Company, an affiliate of the Adviser, is located at 3075 Sanders Road, Suite G5A, Northbrook, Illinois 60062. AIMCO is a wholly owned subsidiary of Allstate Non-Insurance Holdings Inc., which is a wholly owned subsidiary of The Allstate Corporation. AIMCO was formed in 1987 and as of November 30, 2008 managed approximately $7.1 billion in assets for affiliated entities, retirement plans for Allstate employees and accounts for third party investors.

7

Portfolio Managers

The portfolio managers of the Allstate Large Cap Index Fund and their principal occupation during the past five (5) years are as follows:

Employee; Year; Title	Principal Occupation During the Past Five (5) Years
Christopher Fiorito; since inception; Head Equity Trader & Portfolio Manager, Equity Index Products of AIMCO and Allstate Investments, LLC	Mr. Fiorito joined AIMCO in 1995 and is head trader at AIMCO and Allstate Investments, LLC, with which he has been associated in a substantially similar capacity since prior to 2003, as well as a portfolio manager for a variety of the firm's domestic index accounts.

Daniel J. Rivera, CFA; since inception; Managing Director of AIMCO and Allstate Investments LLC.	Mr. Rivera joined AIMCO in 2004 and manages Allstate's Special Situations portfolio. Prior to 2004, Mr. Rivera was CIO Equity Advisors and VP Global Equities, American Express Financial Advisors.

Chelsea Smith; since inception; Trader Equity Investments of AIMCO and Allstate Investments, LLC	Ms. Smith joined AIMCO in 2002. She is currently a Senior Trader for AIMCO and Allstate Investments LLC, with which she has been associated in a substantially similar capacity since prior to 2003.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund is available in the SAI.

8

DIVIDENDS, DISTRIBUTIONS AND TAXES

Because the Fund intends to qualify, and will elect to be treated, as a regulated investment company for federal income tax purposes, the Fund will generally not pay federal income tax on the income and gains that it distributes to you.

The Fund's income from certain dividends, interest and any net realized short-term capital gains are paid to shareholders as dividends. The Fund's income from certain qualifying dividends, designated as such by the Fund, will be paid to shareholders as "qualified dividend income." Net realized long-term capital gains are paid to shareholders as net capital gains distributions. Dividends are normally declared on a quarterly basis and capital gain distributions are normally declared in December and paid in December or January. Any dividends and distributions declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated for federal income tax purposes as paid to shareholders on December 31 of the calendar year in which they are declared.

Dividends and capital gains distributions are automatically reinvested in additional shares of the Fund, unless you elect to receive them in cash. Except for those shareholders exempt from federal income taxation, dividends and capital gain distributions will be taxable to shareholders, whether paid in cash or reinvested in additional shares of the Fund. You will be notified annually as to the federal income tax status of dividends and capital gains distributions. Such dividends and distributions may also be subject to state, local and foreign taxes.

Net capital gain distributions (net gains relating to capital assets held or treated as held by the Fund for more than 12 months less any net short-term capital losses for the year) are taxable to shareholders as long-term capital gain regardless of how long you have held shares of the Fund. For federal income tax purposes, net capital gain distributions made to individual and other noncorporate shareholders are currently taxed at rates up to 15% (which rates will increase to 20% for taxable years beginning after December 31, 2010). Dividends representing certain net investment income and net realized short-term capital gains (net short-term capital gains in excess of net long-term capital loss) are taxed as ordinary income at federal income tax rates up to 35% for individuals. Dividends representing "qualified dividend income," however, are currently taxed to individuals and other noncorporate shareholders at federal income tax rates up to 15%, provided certain holding period and other requirements are satisfied by both the shareholder and the Fund, although this favorable treatment for qualified dividend income is set to expire for taxable years beginning after December 31, 2010.

A shareholder's redemption of the Fund's shares will generally be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between the amount received for such shares and their adjusted tax basis in the shares redeemed. If such shares are held as a capital asset at the time of sale, the gain or loss generally will be a capital gain or loss and will generally constitute long-term capital gain or loss if the redeemed shares were held for more than one year.

"Buying a Dividend." Dividends and distributions are paid to shareholders as of such record date for the dividend or distribution of the Fund. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. After a dividend or distribution, the share price of the Fund drops by the amount of the dividend or distribution, net of any subsequent market fluctuations. You should be aware that dividends and distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations. If you purchase shares of the Fund shortly before or on the record date of a dividend or distribution, you will pay the full price for the shares and may receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." Of course, the Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable dividends and distributions. Such dividends and distributions can occur even in a year when the Fund has a negative return.

Dividends and distributions paid to you may be included in your gross income for federal income tax purposes, even though you may not have participated in the increase in NAV of the Fund and whether or not you reinvest the dividends.

Backup Withholding. When you open an account, Internal Revenue Service ("IRS") regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you

9

are not subject to backup withholding. If you fail to provide your TIN or the proper tax certifications, the Fund is required to withhold 28% of all distributions (including dividends and capital gain distributions) and redemption proceeds paid to you. The Fund is also required to begin backup withholding on your account if the IRS instructs it to do so. Amounts withheld may be applied to your federal income tax liability and you may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

Foreign Taxes. Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to foreign tax withholding or other foreign taxes. Any foreign taxes paid or accrued by the Fund will represent an expense to the Fund and may reduce the returns of the Fund. It is not anticipated that the Fund will qualify to pass through to shareholders foreign taxes paid by the Fund.

The foregoing discussion is only a general summary of certain federal income tax laws and their effect on shareholders. You are advised to consult your own tax adviser as to the federal, state, local and/or foreign tax consequences of owning shares of the Fund with respect to your specific circumstances before investing in the Fund. For a more detailed discussion of federal income tax consequences, see the SAI – "Federal Income Tax Matters."

10

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Allstate Large Cap Index Fund's financial performance for the period from the commencement of the Fund's operations through August 31, 2008. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements are included in the annual report, which is available upon request, and is incorporated by reference into the SAI. You may also obtain the annual and semi-annual reports and SAI without charge by calling (877) 663-3232.

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

April 15th, 2008(a) to August 31, 2008
Net asset value, beginning of period	$10.00
Income From Investment Operations
Net investment income(b)	0.07
Net realized and unrealized loss on investment transactions	(0.38)
Net decrease in net asset value from operations	(0.31)
Less: Dividends and Distributions
Dividends from net investment income	(0.04)
Net asset value, end of period	$9.65
Total Return
Total investment return based on net asset value(c)	(3.12)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,377
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	0.25%
Expenses, before waivers/reimbursements(d)	20.80%
Net investment income(d)	1.96%
Portfolio turnover rate(e)	3%

(a)  Commencement of operations.

(b) Based on average shares outstanding.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Not annualized.

11

GENERAL INFORMATION

Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law.

The Allstate Large Cap Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or its third party licensors. Neither S&P nor its third party licensors makes any representation or warranty, express or implied, to the owners of the Allstate Large Cap Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Allstate Large Cap Index Fund particularly or the ability of the S&P 500 to track general stock market performance. S&P's and its third party licensor's only relationship to the Allstate Financial Investment Trust is the licensing of certain trademarks and trade names of S&P and the third party licensors and of the S&P 500 which is determined, composed and calculated by S&P or its third party licensors without regard to the Allstate Financial Investment Trust or the Allstate Large Cap Index Fund. S&P and its third party licensors have no obligation to take the needs of the Allstate Financial Investment Trust or the owners of the Allstate Large Cap Index Fund into consideration in determining, composing or calculating the S&P 500. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the Allstate Large Cap Index Fund or the timing of the issuance or sale of the Allstate Large Cap Index Fund or in the determination or calculation of the equation by which the Allstate Large Cap Index Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Allstate Large Cap Index Fund.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

The S&P®, S&P 500®, Standard & Poor's®, and Standard & Poor's 500® are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Allstate Financial Investment Trust.

For more information about the Allstate Funds, the following documents are available upon request:

• Annual/Semi-Annual Reports To Shareholders

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

• STATEMENT OF ADDITIONAL INFORMATION (SAI)

The Fund has an SAI, which contains more detailed information about the Fund, including operations and investment policies. The SAI is incorporated by reference into (and is legally part of) this Prospectus.

12

You may request a free copy of the current annual/semi-annual report, when available, or SAI, or make inquiries concerning the Fund, by contacting the Fund:

By Mail:

PO Box:
Allstate Funds
PO Box 8046
Boston, MA 02266-8046

Overnight Address:
Allstate Funds
c/o Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021

By Phone:  (877) 663-3232

By Internet:  www.allstate.com/ClearTarget

Or you may view or obtain these documents from the SEC:

■  Call the SEC at (202) 551-8090 for information on the operation of the Public Reference Room.

■  Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

■  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

Allstate® and the "Good Hands" Logo are registered trademarks and service marks used by permission of the owner, Allstate Insurance Company.

Investment Company Act File Number: 811-22165

13

Allstate Financial Investment Trust

Allstate ClearTarget 2005 Retirement Fund
Allstate ClearTarget 2010 Retirement Fund
Allstate ClearTarget 2015 Retirement Fund
Allstate ClearTarget 2020 Retirement Fund
Allstate ClearTarget 2030 Retirement Fund
Allstate ClearTarget 2040 Retirement Fund
Allstate ClearTarget 2050 Retirement Fund
Allstate Large Cap Index Fund

Allstate FundsSM
c/o Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021
Toll Free (877) 663-3232

STATEMENT OF ADDITIONAL INFORMATION | December 29, 2008

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the current prospectus, dated December 29, 2008 of the Allstate Financial Investment Trust (the “Trust”) that offers the Class A, Class C and Class I shares of the Allstate® ClearTargetSM 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund, Allstate ClearTarget 2015 Retirement Fund, Allstate ClearTarget 2020 Retirement Fund, Allstate ClearTarget 2030 Retirement Fund, Allstate ClearTarget 2040 Retirement Fund and Allstate ClearTarget 2050 Retirement Fund, the current prospectus dated December 29, 2008 of the Trust that offers the Class GA, Class GC and Class GI shares of the Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund and Allstate ClearTarget 2015 Retirement Fund, and the current prospectus dated December 29, 2008 of the Trust that offers shares of the Allstate Large Cap Index Fund (each a “Prospectus” and collectively, the “Prospectuses”).

Copies of the Prospectuses may be obtained by contacting the Allstate Funds at the address or telephone number shown above. Shares of the Allstate Large Cap Index Fund are only available for purchase by the Allstate ClearTarget Retirement Funds and are not currently available to the public.

Allstate® and the “Good Hands” Logo are registered trademarks and service marks used by permission of the owner, Allstate Insurance Company.

Not a deposit • Not FDIC or NCUSIF insured • Not guaranteed by any institution • Not insured by any federal government agency •

May lose value

DESCRIPTION OF THE FUNDS AND THE UNDERLYING PORTFOLIOS

The Trust is comprised of eight portfolios:

Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund, Allstate ClearTarget 2015 Retirement Fund, Allstate ClearTarget 2020 Retirement Fund, Allstate ClearTarget 2030 Retirement Fund, Allstate ClearTarget 2040 Retirement Fund and Allstate ClearTarget 2050 Retirement Fund (the “ClearTarget Funds”) and Allstate Large Cap Index Fund (each a “Fund” and collectively, the “Allstate Funds”). The Trust is a diversified, open-end investment company and was established as a Delaware statutory trust on November 16, 2007.

The investment objective of each ClearTarget Fund is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. The investment objective of the Allstate Large Cap Index Fund is to seek to approximate the performance of a benchmark index that measures the investment return of U.S. large-capitalization stocks. Except as otherwise indicated, the investment objective and policies of the Funds are not “fundamental policies” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), and may, therefore, be changed by the Board of Trustees of the Trust (the “Board”) without a shareholder vote. A Fund will, however, provide shareholders 60 days notice prior to any change in its investment objective. There is no guarantee that a Fund will achieve its investment objective. Each ClearTarget Fund pursues its objective through investing in certain series of The AllianceBernstein Pooling Portfolios and the Allstate Large Cap Index Fund (the “Large Cap Index Fund”), which represent a variety of asset classes and investment styles. The series of The AllianceBernstein Pooling Portfolios are AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio, AllianceBernstein High-Yield Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio and AllianceBernstein Small-Mid Cap Growth Portfolio (each an “AB Underlying Portfolio”). Each AB Underlying Portfolio listed above and the Large Cap Index Fund are an “Underlying Portfolio” and collectively, are the “Underlying Portfolios.” Allstate Institutional Advisors, LLC (the “Adviser”) is the investment adviser for the Funds. The Adviser manages the Funds by retaining one or more subadvisers (each a “Subadviser”) to manage each Fund. The Adviser has engaged Allstate Investment Management Company (“AIMCO”) as subadviser to manage the investment portfolio of the Large Cap Index Fund. The Adviser has engaged AllianceBernstein L.P. (“AllianceBernstein”) as subadviser to manage the investment portfolios of the ClearTarget Funds. AllianceBernstein also serves as investment adviser to the AB Underlying Portfolios.

The term “net assets” as used in this SAI, means net assets plus any borrowings.

The following investment policies and restrictions supplement, and should be read in conjunction with, the information regarding the investment objectives, policies and restrictions of each Fund as set forth in the Prospectuses. Whenever any investment policy or restriction states a minimum or maximum percentage of a Fund’s assets which may be invested in any security or other asset, it is intended that such minimum or maximum percentage limitation be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, any later increase or decrease in percentage beyond the specified limitations resulting from a change in value or net assets will not be considered a violation.

Investments in Investment Companies. Each ClearTarget Fund invests in shares of one or more other investment companies that, in turn, invest directly in portfolio securities. Investing in shares of other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses similar to those borne directly by the Funds, including advisory fees and other operating expenses.

The Large Cap Index Fund may not invest in the securities of other registered open-end investment companies or in registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act but may otherwise invest in the securities of other investment companies to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules and regulations thereunder published by appropriate regulatory authorities.

The ClearTarget Funds will invest in the securities of other registered investment companies to the extent permitted by the 1940 Act or the rules and regulations thereunder or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules and regulations thereunder published by appropriate regulatory authorities.

Repurchase Agreements. The Funds may enter into repurchase agreements. A Subadviser monitors the creditworthiness of the vendors with which the Fund enters into repurchase agreements. For additional information about repurchase agreements, see “Investment Policies and Practices of the Underlying Portfolios – Repurchase Agreements,” found herein.

Portfolio Securities Lending. The Funds may make secured loans of their portfolio securities to brokers, dealers and financial institutions provided that liquid assets, or bank letters of credit equal to at least 100% of the market value of the securities loaned are deposited and maintained by the borrower with the Fund. For additional information about portfolio securities lending, see “Investment Policies and Practices of the Underlying Portfolios – Lending of Portfolio Securities,” found herein.

AB Underlying Portfolios and the Large Cap Index Fund

The following investment practices, policies and restrictions supplement and should be read in conjunction with the information set forth in the Prospectuses. The ClearTarget Funds invest in the AB Underlying Portfolios and the Large Cap Index Fund. The following investment practices, policies and restrictions apply indirectly to the ClearTarget Funds through their investments in the Underlying Portfolios. The following investment practices, policies and restrictions apply directly to the Large Cap Index Fund. The Large Cap Index Fund is an Underlying Portfolio and “Underlying Portfolio” or “Underlying Portfolios” in the following “Investment Policies and Practices of the Underlying Portfolios” section includes the Large Cap Index Fund’s investment practices, policies and restrictions.

Investment Policies and Practices of the Underlying Portfolios

Each of the Underlying Portfolios may:

•                             Write covered put and call options and purchase and sell put and call options on U.S. and non-U.S. securities, currencies, market and financial indices, and other derivatives and financial instruments;

•                             Enter into forward commitments, futures contracts, and options on futures contracts with respect to U.S. and non-U.S. securities, currencies, and market and financial indices;

•                             Invest in synthetic foreign equity securities;

•                             Enter into foreign currency exchange contracts;

•                             Enter into swap transactions;

•                             Enter into repurchase agreements and reverse repurchase agreements;

•                             Enter into standby commitment agreements;

•                             Invest in convertible securities;

•                             Invest in the securities of supranational agencies and other “semi-governmental” issuers;

•                             Make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of the Underlying Portfolio’s net assets is held as collateral for such sales;

•                             Make secured loans of portfolio securities of up to 33 1/3% of its total assets;

•                             Invest up to 15% of its total assets in illiquid securities;

•                             Invest in depositary receipts, exchange-traded funds (“ETFs”), and other derivative instruments representing securities of companies or market indices; and

•                             Borrow up to 5% of its assets on a temporary basis and borrow from a bank up to 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

The AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio, the AllianceBernstein Small-Mid Cap Growth Portfolio and Large Cap Index Fund each also may:

•                             Invest up to 20% of its total assets in rights and warrants; and

The AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio and AllianceBernstein High-Yield Portfolio each also may:

•                             Invest in variable, floating, and inverse floating rate investments; and

•                             Invest in zero coupon and interest-only or principal-only securities.

Repurchase Agreements

An Underlying Portfolio may invest in repurchase agreements pertaining to the types of securities in which it invests. A repurchase agreement arises when a buyer purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. The purchased security serves as collateral for the obligation of the seller to repurchase the security and the value of the purchased security is initially greater than or equal to the amount of the repurchase obligation and the seller is required to furnish additional collateral on a daily basis in order to maintain with the purchaser securities with a value greater than or equal to the amount of the repurchase obligation. Such transactions afford the Underlying Portfolios the opportunity to earn a return on temporarily available cash. While at times the underlying security may be a bill, certificate of indebtedness, note, or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security, whether because of the seller’s bankruptcy or otherwise. In such event, the Underlying Portfolios would attempt to exercise their rights with respect to the underlying security, including possible disposition in the market. However, the Underlying Portfolios may incur various expenses in the attempted enforcement and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security, (b) possible reductions in levels of income and (c) lack of access to and possible inability to enforce rights.

Rights and Warrants

An Underlying Portfolio will invest in rights or warrants only if a Subadviser deems the underlying equity securities themselves appropriate for inclusion in the Underlying Portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Short Sales

A short sale is effected by selling a security that the Underlying Portfolio does not own, or if the Underlying Portfolio does own such security, it is not to be delivered upon consummation of the sale. A short sale is against the box to the extent that the Underlying Portfolio contemporaneously owns or has the right to obtain, without payment, securities identical to those sold short.

Standby Commitment Agreements

The Underlying Portfolios may from time to time enter into standby commitment agreements. Such agreements commit the Underlying Portfolios, for a stated period of time, to purchase a stated amount of a security which may be issued and sold to an Underlying Portfolio at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement an Underlying Portfolio is paid a commitment fee, regardless of whether or not the security ultimately is issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Underlying Portfolio has committed to purchase. The Underlying Portfolios will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which are considered advantageous to an Underlying Portfolio and which are unavailable on a firm commitment basis. The Underlying Portfolios will at all times maintain a segregated account with their custodian of liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Underlying Portfolios will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to an Underlying Portfolio.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of the Underlying Portfolio’s net asset value (“NAV”). The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Mortgage-Backed Securities and Related Risks

Mortgage-backed securities include mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits (“REMICs”) pass-through certificates, collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities (“SMBS”), and other types of mortgage-backed securities that may be available in the future.

Mortgage-related securities typically are securities representing interests in pools of mortgage loans made to homeowners. The mortgage loan pools may be assembled for sale to investors (such as the Underlying Portfolios) by governmental or private organizations. These securities include adjustable rate mortgages (“ARMs”), stripped mortgage-related securities (“SMRS”), CMOs, and Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) certificates. Mortgage-related securities bear interest at either a fixed rate or an adjustable rate determined by reference to an index rate. Mortgage-related securities frequently provide for monthly payments that consist of both interest and principal, unlike more traditional debt securities, which normally do not provide for periodic repayments of principal.

Stripped Mortgage-Related Securities

Each AB Underlying Portfolio may invest in stripped mortgage-related securities (“SMRS”). SMRS are derivative multi-class mortgage-related securities. SMRS may be issued by the U.S. Government, its agencies or instrumentalities, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

SMRS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of GNMA, FNMA or FHLMC certificates, whole loans or private pass-through mortgage-related securities (“Mortgage Assets”). A common type of SMRS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal prepayments may have a material adverse effect on the yield to maturity of the IO class. The rate of principal prepayment will change as the general level of interest rates fluctuates. If the underlying Mortgage Assets experience greater than anticipated principal prepayments, the Underlying Portfolio may fail to fully recoup its initial investment in these securities. Due to their structure and underlying cash flows, SMRS may be more volatile than mortgage-related securities that are not stripped.

Although SMRS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed for these securities and, accordingly, they may be illiquid.

Non-Publicly Traded Securities

An Underlying Portfolio may invest in securities that are not publicly traded, including securities sold pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”). The sale of these securities is usually restricted under federal securities laws, and market quotations may not be readily available. As a result, an Underlying Portfolio may not be able to sell these securities (other than Rule 144A Securities) unless they are registered under applicable federal and state securities laws, or may have to sell such securities at less than fair market value. Investment in these securities is restricted to 5% of an Underlying Portfolio’s total assets (not including for these purposes Rule 144A Securities, to the extent permitted by applicable law) and is also subject to the restriction against investing more than 15% of net assets in “illiquid” securities. To the extent permitted by applicable law, Rule 144A Securities will not be treated as “illiquid” for purposes of the foregoing restriction so long as such securities meet the liquidity guidelines of the Underlying Portfolios. Pursuant to these guidelines, an Underlying Portfolio’s Subadviser will monitor the liquidity of the Underlying Portfolio’s investment in Rule 144A Securities as discussed under “Illiquid Securities” found herein.

Illiquid Securities

An Underlying Portfolio will limit its investment in illiquid securities to no more than 15% of its net assets in illiquid securities or such other amount permitted by guidance regarding the 1940 Act. For this purpose, illiquid securities include, among others: (a) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), (b) over-the-counter options and assets used to cover over-the-counter options, and (c) repurchase agreements not terminable within seven days. To the extent permitted by applicable law, Rule 144A Securities will not be treated as illiquid for purposes of the foregoing restriction so long as such securities meet the liquidity guidelines of the Underlying Portfolios. Pursuant to these guidelines, an Underlying Portfolio’s Subadviser will monitor the liquidity of the Underlying Portfolio’s investment in Rule 144A Securities.

Mutual funds do not typically hold a significant amount of restricted securities (securities that are subject to restrictions on resale to the general public) or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund may also have to take certain steps or wait a certain amount of time in order to remove the transfer restrictions for such restricted securities in order to dispose of them, resulting in additional expense and delay.

Rule 144A under the Securities Act allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by an Underlying Portfolio, however, could affect adversely the marketability of such portfolio securities and the Underlying Portfolio might be unable to dispose of such securities promptly or at reasonable prices.

An Underlying Portfolio’s Subadviser will monitor the liquidity of restricted securities in each Underlying Portfolio’s portfolio that are eligible for resale pursuant to Rule 144A. In reaching liquidity decisions, a Subadviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers issuing quotations to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) the number of dealers undertaking to make a market in the security; (5) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (6) any applicable Securities and Exchange Commission (the “Commission”) interpretation or position with respect to such type of securities.

Investment in Other Investment Companies

The Underlying Portfolios may invest in other investment companies as permitted by the 1940 Act or the rules and regulations thereunder. The AB Underlying Portfolios intend to invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1-1 under the 1940 Act. If an Underlying Portfolio acquires shares in investment companies, shareholders would bear, indirectly, the expenses of such investment companies (which may include management and advisory fees), which are in addition to the Underlying Portfolio’s expenses. The Underlying Portfolios may also invest in ETFs, subject to the restrictions and limitations of the 1940 Act.

Real Estate Investment Trusts (REITs)

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Funds and the Underlying Portfolios, REITs are not subject to federal income tax on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). An Underlying Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which the Underlying Portfolio invests in addition to the expenses incurred directly by the Underlying Portfolio.

Variable, Floating and Inverse Floating Rate Securities

These securities have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Some of these securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of these securities, they are still subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rate is reset only periodically, changes in the interest rate on these securities may lag behind changes in prevailing market interest rates. Also, some of these securities (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security.

Convertible Securities

The Underlying Portfolios may invest in convertible securities, which include bonds, debentures, corporate notes and preferred stocks that are convertible at a stated exchange rate into common stock. Prior to their conversion, convertible securities have the same general characteristics as non-convertible securities that provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. When the market price of the common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stock on an issuer’s capital structure. They are consequently of higher quality and entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible debt securities that are rated Baa3 or lower by Moody’s Investor Service (“Moody’s”) or BBB- or lower by Standard & Poor’s (“S&P”) or Fitch, Inc. (“Fitch”) and comparable unrated securities as determined by the Adviser may share some or all of the risks of non-convertible debt securities with those ratings.

Zero-Coupon and Payment-in-Kind Bonds

Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon bonds and payment-in-kind bonds do not pay current interest, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, an Underlying Portfolio is nonetheless required to accrue interest income on such investments for federal income tax purposes and may have to distribute such amounts at least annually to shareholders to avoid certain adverse federal income tax consequences. Thus, an Underlying Portfolio could be required to liquidate other investments in order to avoid these adverse consequences at times when the Subadviser would not otherwise deem it advisable to do so.

Borrowing

An Underlying Portfolio may not borrow money or issue senior securities, except as described in this paragraph or as described in “Investment Restrictions.” An Underlying Portfolio may borrow from banks or enter into reverse repurchase agreements for temporary or emergency purposes in amounts up to 5% of the value of its total assets. An Underlying Portfolio may not mortgage, pledge or hypothecate any assets, except that each Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 5% of the value of the total assets of an Underlying Portfolio. An Underlying Portfolio may borrow to increase its portfolio holdings of securities. Any borrowing except for temporary or emergency purposes will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, an Underlying Portfolio shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

Asset-Backed Securities

The Underlying Portfolios may invest in asset-backed securities (unrelated to first mortgage loans), which represent fractional interests in pools of retail installment loans, leases or revolving credit receivables, both secured (such as Certificates for Automobile Receivables or “CARS”) and unsecured (such as Credit Card Receivable Securities or “CARDS”).

Lending of Portfolio Securities

The Underlying Portfolios may seek to increase income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Commission, such loans may be made only to member firms of the New York Stock Exchange (the “Exchange”) and would be required to be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury Bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Underlying Portfolio would have the right to call a loan and obtain the securities loaned at any time on five days notice. During the existence of a loan, the Underlying Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. The Underlying Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by a Subadviser to be of good standing, and when, in the judgment of a Subadviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. At the time any such loan is made, the value of the securities loaned will not exceed 33 1/3% of an Underlying Portfolio’s total assets.

Forward Commitments and When-Issued and Delayed Delivery Securities

The Underlying Portfolios may enter into forward commitments for the purchase of securities and may purchase securities on a “when-issued” or “delayed delivery” basis. Agreements for such purchases might be entered into, for example, when an Underlying Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When an Underlying Portfolio purchases securities in this manner (i.e., on a forward commitment, “when-issued” or “delayed delivery” basis), it does not pay for the securities until they are received, and the Underlying Portfolio is required to cover the transaction or segregate sufficient liquid assets. At the time an Underlying Portfolio intends to enter into a forward commitment, it will record the transaction and thereafter reflect the value of the security purchased or, if a sale, the proceeds to be received, in determining its NAV. Any unrealized appreciation or depreciation reflected in such valuation of a “when, as and if issued” security would be canceled in the event that the required conditions did not occur and the trade was canceled.

An Underlying Portfolio will enter into forward commitments and make commitments to purchase securities on a “when-issued” or “delayed delivery” basis only with the intention of actually receiving or delivering the securities, as the case may be. However, an Underlying Portfolio may sell these securities before the settlement date if, in the opinion of the Underlying Portfolio’s Subadviser, it is deemed advisable as a matter of investment strategy.

Purchases of securities on these bases may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, an Underlying Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, an Underlying Portfolio may have to sell assets which have been set aside in order to meet redemptions. In addition, if an Underlying Portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or “when-issued” or “delayed delivery” securities before delivery, that Underlying Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss generally would be treated as a capital gain or loss for federal income tax purposes. When the time comes to pay for the securities to be purchased under a forward commitment or on a “when-issued” or “delayed delivery” basis, an Underlying Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or “when-issued” or “delayed delivery” securities themselves (which may have a value greater or less than an Underlying Portfolio’s payment obligation).

Derivatives

The Underlying Portfolios may use derivatives to achieve their investment objectives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices, and stock indices. Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately-negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated. Derivatives can be used by investors such as the Underlying Portfolios to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio, and either to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets. A Fund or Underlying Portfolio’s ability to invest in certain derivatives may be limited by the requirements for qualification as a regulated investment company (“RIC”) under the Code.

There are four principal types of derivative instruments – options, futures, forwards, and swaps – from which virtually any type of derivative transaction can be created.

Options. An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy or sell the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. A call option entitles the holder to purchase, and a put option entitles the holder to sell, the underlying asset (or settle for cash an amount based on an underlying asset, rate or index). Likewise, when an option is exercised the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index). Investments in options are considered speculative. An Underlying Portfolio may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by an Underlying Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Underlying Portfolios.

Futures. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other). This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

Forward Contracts. A forward contract is a customized, privately negotiated agreement for one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. A forward contract generally is settled by physical delivery of the commodity or other tangible asset underlying the forward contract to an agreed upon location at a future date (rather than settled by cash) or will be rolled into a new forward contract. Non-deliverable forwards (“NDFs”) specify a cash payment upon maturity. NDFs are normally used when the market for physical settlement of the currency is underdeveloped, heavily regulated or highly taxed.

Swaps. A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the “notional” principal amount). The payment flows are netted against each other, with the difference being paid by one party to the other. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. Swap transactions also include credit default swaps in which one party pays a periodic fee, typically expressed in basis points on a notional amount, in return for a contingent payment by the counterparty following a credit event in a specific debt obligation or obligations. A credit event is typically a default and the contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of its face amount.

Risks of Derivatives. Investment techniques employing such derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. The following is a general discussion of important risk factors and issues relating to the use of derivatives.

•                             Market Risk — This is the general risk of all investments that the value of a particular investment will change in a way detrimental to the Underlying Portfolio’s interest.

•                             Management Risk — Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to an Underlying Portfolio’s portfolio, and the ability to forecast price, interest rate, or currency exchange rate movements correctly.

•                             Credit Risk — This is the risk that a loss may be sustained by an Underlying Portfolio as a result of the failure of a derivative counterparty to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearinghouse, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearinghouse in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, an Underlying Portfolio’s Subadviser considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

•                             Liquidity Risk — Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

•                             Leverage Risk — Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•                             Other Risks — Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an Underlying Portfolio. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, an Underlying Portfolio’s use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Underlying Portfolio’s investment objective.

Use of Options, Futures, Forwards and Swaps by the Underlying Portfolios

Forward Currency Exchange Contracts. An Underlying Portfolio may purchase or sell forward currency exchange contracts to minimize the risk of adverse changes in the relationship between the U.S. Dollar and other currencies. A forward currency exchange contract is an obligation by one party to buy, and the other party to sell, a specific currency for an agreed price at a future date. Forward currency exchange contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party. A forward currency exchange contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment. NDFs specify a cash payment upon maturity. NDFs are normally used when the market for physical settlement of the currency is underdeveloped, heavily regulated or highly taxed.

An Underlying Portfolio may enter into a forward currency exchange contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. Dollar price of the security (“transaction hedge”). An Underlying Portfolio will not engage in transaction hedges with respect to the currency of a particular country to an extent greater than the aggregate amount of the Underlying Portfolio’s transactions in that currency. When an Underlying Portfolio believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Underlying Portfolio’s portfolio securities denominated in such foreign currency, or when the Underlying Portfolio believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (“position hedge”). An Underlying Portfolio will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that currency. Instead of entering into a position hedge, an Underlying Portfolio may, in the alternative, enter into a forward currency exchange contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Underlying Portfolio believes that the U.S. Dollar value of the currency to be sold pursuant to the forward currency exchange contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Underlying Portfolio are denominated (“cross-hedge”). Unanticipated changes in currency prices may result in poorer overall performance for the Underlying Portfolio than if it had not entered into such forward currency exchange contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for an Underlying Portfolio to hedge against a devaluation that is so generally anticipated that the Underlying Portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Futures Contracts. Each Underlying Portfolio may enter into interest rate futures contracts, index futures contracts and foreign currency futures contracts. (Unless otherwise specified, interest rate futures contracts, index futures contracts and foreign currency futures contracts are collectively referred to as “futures contracts.”) Such investment strategies will be used as a hedge and not for speculation.

Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect an Underlying Portfolio’s current or intended investments from broad fluctuations in stock or bond prices. For example, an Underlying Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Underlying Portfolio’s portfolio securities that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When an Underlying Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in whole or in part, offset increases in the cost of securities that the Underlying Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on an Underlying Portfolio’s current or intended investments in fixed-income securities. For example, if an Underlying Portfolio owned long-term bonds and interest rates were expected to increase, that Underlying Portfolio might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Underlying Portfolio’s portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows an Underlying Portfolio to hedge its interest rate risk without having to sell its portfolio securities. If interest rates were to increase, the value of the debt securities in the portfolio would decline, but the value of that Underlying Portfolio’s interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the NAV of that Underlying Portfolio from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, an Underlying Portfolio could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash becomes available or the market has stabilized. At that time, the interest rate futures contracts could be liquidated and that Underlying Portfolio’s cash reserves could then be used to buy long-term bonds on the cash market.

Each Underlying Portfolio may purchase and sell foreign currency futures contracts for hedging purposes in order to protect against fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. Each Underlying Portfolio may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. If such a decline were to occur, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Underlying Portfolio’s loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

Conversely, the Underlying Portfolios could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When an Underlying Portfolio purchases futures contracts under such circumstances, however, and the price in dollars of securities to be acquired instead declines as a result of appreciation of the dollar, the Underlying Portfolio will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

The Underlying Portfolios may also engage in currency “cross hedging” when, in the opinion of an Underlying Portfolio’s Subadviser, the historical relationship among foreign currencies suggests that an Underlying Portfolio may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. dollar or the currency in which the foreign security is denominated. Such “cross hedging” is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the dollar.

Options On Futures Contracts. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in the Underlying Portfolio’s portfolio. If the futures price at expiration of the option is below the exercise price, an Underlying Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Underlying Portfolio’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the put option is higher than the exercise price, an Underlying Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities which the Underlying Portfolio intends to purchase. If a put or call option an Underlying Portfolio has written is exercised, the Underlying Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, an Underlying Portfolio’s losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The Underlying Portfolios may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, an Underlying Portfolio could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease were to occur, it may be offset, in whole or part, by a profit on the option. If the anticipated market decline were not to occur, the Underlying Portfolio will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by an Underlying Portfolio will increase prior to acquisition due to a market advance or changes in interest or exchange rates, an Underlying Portfolio could purchase call options on futures contracts, rather than purchasing the underlying futures contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Underlying Portfolio will suffer a loss equal to the price of the call, but the securities which the Underlying Portfolio intends to purchase may be less expensive.

Options on Currencies. As in the case of other kinds of options, the writing of an option on a currency constitutes only a partial hedge, up to the amount of the premium received, and an Underlying Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates and incur losses. The purchase of an option on a currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to an Underlying Portfolio’s position, the Underlying Portfolio may forfeit the entire amount of the premium plus related transaction costs.

Options on Securities. The Underlying Portfolios may write and purchase call and put options on securities. Each Underlying Portfolio intends to write only covered options. This means that so long as an Underlying Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or securities convertible into such securities without additional consideration (or for additional cash consideration held in a segregated account by the custodian). In the case of call options on U.S. Treasury Bills, an Underlying Portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. An Underlying Portfolio will be considered “covered” with respect to a put option it writes, if, so long as it is obligated as the writer of the put option, it covers the transaction or segregates sufficient liquid assets.

Effecting a closing transaction in the case of a written call option will permit an Underlying Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both, or in the case of a written put option will permit an Underlying Portfolio to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Such transactions permit an Underlying Portfolio to generate additional premium income, which may partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments by an Underlying Portfolio, provided that another option on such securities is not written. If an Underlying Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.

An Underlying Portfolio will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Underlying Portfolio is less than the premium received from writing the option, or if the premium received in connection with the closing of an option purchased by the Underlying Portfolio is more than the premium paid for the original purchase. Conversely, an Underlying Portfolio will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position.

An Underlying Portfolio may purchase a security and then write a call option against that security or may purchase a security and concurrently write an option on it. The exercise price of the call an Underlying Portfolio determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”) or above (“out-of-the-money”) the current value of the underlying security at the time the option is written. In-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Out-of-the-money call options may be written when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, an Underlying Portfolio’s maximum gain will be the premium received by it for writing the option, adjusted by the difference between the Underlying Portfolio’s purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and an Underlying Portfolio’s gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, an Underlying Portfolio may elect to close the position or retain the option until it is exercised, at which time the Underlying Portfolio will be required to take delivery of the security at the exercise price; the Underlying Portfolio’s return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money put options may be written when it is expected that the price of the underlying security will decline moderately during the option period. In-the-money put options may be used when it is expected that the premiums received from writing the put option, plus the appreciation in the market price of the underlying security up to the exercise price, will be greater than the appreciation in the price of the underlying security alone.

Each of the Underlying Portfolios may also write combinations of put and call options on the same security, known as “straddles,” with the same exercise and expiration date. By writing a straddle, an Underlying Portfolio undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises above the exercise price, the call will likely be exercised and the Underlying Portfolio will be required to sell the underlying security at or below market price. This loss may be offset, however, in whole or part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

By writing a call option, an Underlying Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, an Underlying Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. Where options are written for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

Each of the Underlying Portfolios may purchase put options to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit the Underlying Portfolio to sell the securities at the exercise price or to close out the options at a profit. By using put options in this way, an Underlying Portfolio will reduce any profit it might otherwise have realized on the underlying security by the amount of the premium paid for the put option and by transaction costs.

An Underlying Portfolio may purchase call options to hedge against an increase in the price of securities that the Underlying Portfolio anticipates purchasing in the future. If such increase occurs, the call option will permit the Underlying Portfolio to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by an Underlying Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Underlying Portfolio and the Underlying Portfolio will suffer a loss on the transaction to the extent of the premium paid.

Each Underlying Portfolio may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions. Each Underlying Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by its Subadviser, and the Subadviser has adopted procedures for monitoring the creditworthiness of such entities.

Options on Securities Indices. Each Underlying Portfolio may write (sell) covered call and put options and purchase call and put options on securities indices. A call option on a securities index is considered covered if, so long as an Underlying Portfolio is obligated as the writer of the call option, the Underlying Portfolio holds securities the price changes of which are expected by its Subadviser to replicate substantially the movement of the index or indices upon which the options written by the Underlying Portfolio are based. A put option on a securities index written by an Underlying Portfolio will be considered covered if, so long as it is obligated as the writer of the put option, the Underlying Portfolio covers the transaction or segregates sufficient liquid assets.

An Underlying Portfolio may also purchase put options on securities indices to hedge its investments against a decline in the value of portfolio securities. By purchasing a put option on a securities index, an Underlying Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of an Underlying Portfolio’s investments does not decline as anticipated, or if the value of the option does not increase, the Underlying Portfolio’s loss will be limited to the premium paid for the option. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of an Underlying Portfolio’s security holdings.

The purchase of call options on securities indices may be used by an Underlying Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Underlying Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, an Underlying Portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indexes when an Underlying Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing call options on securities the Underlying Portfolio owns.

Swap Transactions. A swap transaction involves a swap agreement, which is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset, reference rate or index. An Underlying Portfolio will not enter into swap transactions unless the unsecured senior debt or the claims-paying ability of the other party is rated in the highest rating category of at least one nationally recognized statistical rating organization at the time of entering into the transaction.

Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps and total return swaps. Most swap agreements provide that when the payment dates for both parties are the same, payments are netted and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, an Underlying Portfolio’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; dollar-denominated payments may be exchanged for non-dollar-denominated payments; and payments tied to the price of one asset, reference rate or index may be exchanged for payments tied to the price of another asset, reference rate or index.

•                             Credit Default Swap Agreements. The “buyer” in a credit default swap contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. An Underlying Portfolio may be either the buyer or seller in the transaction. As a seller, an Underlying Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between one month and ten years, provided that no credit event occurs. If a credit event occurs, an Underlying Portfolio typically must pay the contingent payment to the buyer, which is typically the “par value” (full notional value) of the reference obligation. The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation. If an Underlying Portfolio is a buyer and no credit event occurs, the Underlying Portfolio will lose its periodic stream of payments over the terms of the contract. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if an Underlying Portfolio had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk. As noted above, if an Underlying Portfolio is a buyer and no credit event occurs, it will lose its periodic stream of payments over the terms of the contract. In addition, the value of the reference obligation received by an Underlying Portfolio as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Underlying Portfolio.

•                             Currency Swaps. Currency swaps involve the exchange by an Underlying Portfolio with another party of a series of payments in specified currencies. Since currency swaps are individually negotiated, an Underlying Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swaps positions. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The net amount of the excess, if any, of an Underlying Portfolio’s obligations over its entitlements with respect to each currency swap will be accrued on a daily basis and the Underlying Portfolio will cover the transaction or a sufficient amount of liquid assets will be segregated. An Underlying Portfolio will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into the transaction. If there is a default by the counterparty to the transaction, the Underlying Portfolio will have contractual remedies under the transaction agreements.

•                             Interest Rate Swaps, Caps and Floors. An Underlying Portfolio may enter into interest rate transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Underlying Portfolio anticipates purchasing at a later date. An Underlying Portfolio does not intend to use these transactions in a speculative manner.

Interest rate swaps involve the exchange by an Underlying Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are entered on a net basis (i.e., the two payment streams are netted out, with the Underlying Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor. Caps and floors may be less liquid than swaps.

An Underlying Portfolio may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities. There is no limit on the amount of interest rate transactions that may be entered into by an Underlying Portfolio. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate transactions is limited to the net amount of interest payments that the Underlying Portfolio is contractually obligated to make. If the counterparty to an interest rate transaction defaults, the Underlying Portfolio’s risk of loss consists of the net amount of interest payments that the Underlying Portfolio contractually is entitled to receive.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

The use of swap agreements by the Underlying Portfolio entails certain risks, which are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many over-the-counter swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. For this reason, a swap transaction may be subject to the Underlying Portfolio’s limitation on investments in illiquid securities.

Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. Because some swap agreements have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. Certain swap transactions may be considered to constitute borrowing transactions. Such a swap transaction will not be considered to constitute the issuance of a “senior security” by the Underlying Portfolio, if the Underlying Portfolio covers the transaction or segregates sufficient liquid assets.

The use of a swap transaction involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if an Underlying Portfolio’s Subadviser does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.

Risk Factors in Options, Futures and Forward Transactions

Risk of Imperfect Correlation of Hedging Instruments with an Underlying Portfolio’s Investments. The Underlying Portfolios’ abilities to hedge all or a portion of their portfolios effectively through transactions in options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the securities that are the subject of the hedge. In the case of futures and options based on an index, the Underlying Portfolios, except for the Large Cap Index Fund, will not duplicate the components of the index, and in the case of futures and options on fixed-income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such contract. As a result, the correlation, to the extent it exists, probably will not be exact.

It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is because a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities.

The trading of futures and options entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or instrument. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures market. In this regard, trading by speculators in futures and options has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of such contracts.

The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option.

Further, with respect to options on securities, options on foreign currencies, options on stock indices and options on futures contracts, the Underlying Portfolios are subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by an Underlying Portfolio in connection with such transactions.

If an Underlying Portfolio purchases futures or options in order to hedge against a possible increase in the price of securities before the Underlying Portfolio is able to invest its cash in such securities, the Underlying Portfolio faces the risk that the market may instead decline. If the Underlying Portfolio does not then invest in such securities because of concern as to possible further market declines or for other reasons, the Underlying Portfolio may realize a loss on the futures or option contract that is not offset by a reduction in the price of securities purchased.

In writing a call option on a security, foreign currency, index or futures contract, an Underlying Portfolio also incurs the risk that changes in the value of the assets used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, when an Underlying Portfolio writes a call option on a stock index, the securities used as “cover” may not match the composition of the index, and the Underlying Portfolio may not be fully covered. As a result, the Underlying Portfolio could suffer a loss on the call which is not entirely offset, or not offset at all, by an increase in the value of the Underlying Portfolio’s portfolio securities.

The writing of options on securities, options on stock indexes or options on futures contracts constitutes only a partial hedge against fluctuations in the value of an Underlying Portfolio’s portfolio. When an Underlying Portfolio writes an option, it will receive premium income in return for the holder’s purchase of the right to acquire or dispose of the underlying security or future or, in the case of index options, cash. In the event that the price of such an obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Underlying Portfolio will retain the amount of the premium, which will constitute a partial hedge against any decline that may have occurred in the Underlying Portfolio’s portfolio holdings, or against the increase in the cost of the instruments to be acquired.

When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Underlying Portfolio will incur a loss which may only be partially offset by the amount of the premium the Underlying Portfolio receives. Moreover, by writing an option, an Underlying Portfolio may be required to forego the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or a decline in the value of securities to be acquired.

In the event of the occurrence of any of the foregoing adverse market events, an Underlying Portfolio’s overall return may be lower than if it had not engaged in the transactions described above.

With respect to the writing of straddles on securities, an Underlying Portfolio incurs the risk that the price of the underlying security will not remain stable, that one of the options written will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, while creating an opportunity for increased return by providing an Underlying Portfolio with two simultaneous premiums on the same security, nonetheless involve additional risk, because the Underlying Portfolio may have an option exercised against it regardless of whether the price of the security increases or decreases.

If any of the foregoing adverse market events occurs, an Underlying Portfolio’s overall return may be lower than if it had not engaged in the transactions described above.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a futures or option position can be terminated only by entering into a closing transaction. This requires a liquid secondary market for such instruments on the exchange, if any, on which the initial transaction was entered into. There can be no assurance that a liquid secondary market will exist for any particular contracts at any specific time. In the absence of a liquid secondary market, it may not be possible to close out a position held by an Underlying Portfolio, and the Underlying Portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if the Underlying Portfolio has insufficient cash available to meet margin requirements, it may be necessary to liquidate portfolio securities at a time when, in the opinion of an Underlying Portfolio’s Subadviser, it is otherwise disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Underlying Portfolios’ ability to hedge their portfolios effectively, and could result in trading losses.

The liquidity of a secondary market in a futures contract or option thereon may be adversely affected by “daily price fluctuation limits,” established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices of some futures contracts have in the past moved to the daily limit on a number of consecutive trading days.

The trading of futures contracts and options (including options on futures contracts) is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house and other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The staff of the Commission has taken the position that over-the-counter options and the assets used as cover for over-the-counter options are illiquid securities, unless certain arrangements are made with the other party to the option contract permitting the prompt liquidation of the option position. The Underlying Portfolios will enter into those special arrangements only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York (“primary dealers”). Under these special arrangements, an Underlying Portfolio will enter into contracts with primary dealers which provide that the Underlying Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Underlying Portfolio for writing the option, plus the amount, if any, by which the option is “in-the-money.” The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written “out-of-the-money.” Under such circumstances, the Underlying Portfolio only needs to treat as illiquid that amount of the “cover” assets equal to the amount by which (i) the formula price exceeds (ii) any amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is “in-the-money”). Although each agreement will provide that the Underlying Portfolio’s repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written; therefore, the Underlying Portfolio might pay more to repurchase the option contract than the Underlying Portfolio would pay to close out a similar exchange-traded option.

Margin. Because of low initial margin deposits made upon the opening of a futures position and the writing of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. However, to the extent the Underlying Portfolios purchase or sell futures contracts and options on futures contracts and purchase and write options on securities and securities indices for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities held by the Underlying Portfolio or decreases in the prices of securities the Underlying Portfolio intends to acquire. When an Underlying Portfolio writes options on securities or options on stock indices for other than hedging purposes, the margin requirements associated with such transactions could expose the Underlying Portfolio to greater risk.

Trading and Position Limits. The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). In addition, the Commodity Futures Trading Commission (the “CFTC”) and the various contract markets have established limits referred to as “speculative position limits” on the maximum net long or net short position which any person may hold or control in a particular futures or option contract.

An exchange may order the liquidation of positions found to be in violation of these limits and may impose other sanctions or restrictions.

Risks of Options on Futures Contracts. The amount of risk an Underlying Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying futures contract, subject to the risks of the availability of a liquid offset market described herein. The writer of an option on a futures contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying security, index, currency or futures contract.

Risks of Forward Contracts, Foreign Currency Futures Contracts and Options Thereon, Options On Foreign Currencies and Over-The-Counter Options on Securities. Each Underlying Portfolio has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under such Act. Transactions in forward contracts, as well as futures and options on foreign currencies, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by an Underlying Portfolio. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading decisions will be based may not be as complete as the comparable data on which an Underlying Portfolio makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur on that market but will not be reflected in the forward, futures or options markets until the following day, thereby preventing the Underlying Portfolios from responding to such events in a timely manner.

Settlements of exercises of over-the-counter forward contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships and fees, taxes or other charges.

Unlike transactions entered into by the Underlying Portfolios in futures contracts and exchange-traded options, options on foreign currencies, forward contracts and over-the-counter options on securities and securities indices are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the Commission. Such instruments are instead traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, that are subject to Commission regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer could lose amounts substantially in excess of the initial investment due to the margin and collateral requirements associated with such positions.

In addition, over-the-counter transactions can be entered into only with a financial institution willing to take the opposite side, as principal, of an Underlying Portfolio’s position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Underlying Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and an Underlying Portfolio could be required to retain options purchased or written, or forward contracts entered into, until exercise, expiration or maturity. This in turn could limit the Underlying Portfolio’s ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

Further, over-the-counter transactions are not subject to the guarantee of an exchange clearing house, and an Underlying Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. An Underlying Portfolio will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found to be satisfactory by the Underlying Portfolio’s Subadviser.

Transactions in over-the-counter options on foreign currencies are subject to a number of conditions regarding the commercial purpose of the purchaser of such option. The Underlying Portfolios are not able to determine at this time whether or to what extent additional restrictions on the trading of over-the-counter options on foreign currencies may be imposed at some point in the future, or the effect that any such restrictions may have on the hedging strategies to be implemented by them.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the Commission, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (“OCC”), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting an Underlying Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, the margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, if the OCC determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, the OCC may impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Restrictions on the Use of Futures and Option Contracts

Under applicable regulations, when an Underlying Portfolio enters into transactions in futures contracts and options on futures contracts, that Underlying Portfolio is required to cover the transaction or segregate sufficient liquid assets. In addition, an AB Underlying Portfolio may not purchase or sell such instruments for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of initial margin deposits on such futures and options positions and premiums paid for options purchased would exceed 5% of the market value of the AB Underlying Portfolio’s total assets. Each AB Underlying Portfolio has adopted the additional restriction that it will not enter into a futures contract if, immediately thereafter, the value of securities and other obligations underlying all such futures contracts would exceed 50% of the value of such AB Underlying Portfolio’s total assets. Moreover, an AB Underlying Portfolio will not purchase put and call options if as a result more than 10% of its total assets would be invested in such options.

Future Developments

The foregoing discussion relates to each Underlying Portfolio’s proposed use of futures contracts, forward currency exchange contracts, options, and options on futures contracts currently available. As noted above, the relevant markets and related regulations are evolving. In the event of future regulatory or market developments, each Underlying Portfolio may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

Additional Risk Considerations of the Underlying Portfolios

Portfolio Reallocation Risk

From time to time, the Underlying Portfolios may experience relatively large investments or redemptions due to reallocations or rebalancings as recommended by AllianceBernstein. Additionally, the AB Underlying Portfolios may experience large investments or redemptions due to reallocations or rebalancings by the AB Underlying Portfolios’ feeder funds. These transactions will affect the Underlying Portfolios since Underlying Portfolios that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and since Underlying Portfolios that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Underlying Portfolio performance to the extent that the Underlying Portfolios may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also accelerate the recognition of taxable income and gains for federal income tax purposes if sales of securities resulted in gains and could also increase transaction costs. AllianceBernstein will at all times monitor the impact of reallocations or rebalancings on the Underlying Portfolios, but AllianceBernstein may nevertheless face conflicts in fulfilling its responsibilities to the ClearTarget Funds, the AB Underlying Portfolios and AB Underlying Portfolios’ feeder funds.

Currency Considerations

Those Underlying Portfolios that invest some portion of their assets in securities denominated in, and receive revenues in, foreign currencies will be adversely affected by reductions in the value of those currencies relative to the U.S. Dollar. These changes will affect an Underlying Portfolio’s net assets, distributions and income. If the value of the foreign currencies in which an Underlying Portfolio receives income falls relative to the U.S. Dollar between receipt of the income and the making of Underlying Portfolio distributions, an Underlying Portfolio may be required to liquidate securities in order to make distributions if the Underlying Portfolio has insufficient cash in U.S. Dollars to meet the distribution requirements that the Underlying Portfolio must satisfy to qualify as a RIC for federal income tax purposes. Similarly, if an exchange rate declines between the time an Underlying Portfolio incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, an Underlying Portfolio may engage in certain currency hedging transactions, as described above, which involve certain special risks.

Securities of Foreign Issuers

The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, an Underlying Portfolio whose investments include securities of foreign issuers may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of an Underlying Portfolio. In addition, the repatriation of investment income, capital, or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. If a deterioration occurs in a country’s balance of payments, the country could impose temporary or indefinite restrictions on foreign capital remittances.

An Underlying Portfolio also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require an Underlying Portfolio to adopt special procedures that may involve additional costs to an Underlying Portfolio. These factors may affect the liquidity of an Underlying Portfolio’s investments in any country and an Underlying Portfolio’s Subadviser will monitor the effect of any such factor or factors on an Underlying Portfolio’s investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in securities of foreign issuers than to investors in U.S. securities. Substantially less information is publicly available about certain foreign issuers than is available about U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a

non-U.S. country and the Underlying Portfolio’s investments. In such events, an Underlying Portfolio could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Underlying Portfolio than that provided by U.S. laws.

Foreign Fixed-Income Obligations

To the extent that they invest in foreign fixed-income obligations, certain of the AB Underlying Portfolios are subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. As a result, an AB Underlying Portfolio may be unable to obtain or enforce judgments against foreign entities.

Fixed-Income Securities

The value of each Underlying Portfolio’s shares will fluctuate with the value of its investments. The value of each Underlying Portfolio’s investments in fixed-income securities will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of fixed-income securities generally decline.

In periods of increasing interest rates, each of the Underlying Portfolios may, to the extent it holds mortgage-backed securities, be subject to the risk that the average dollar-weighted maturity of the Underlying Portfolio of debt or other fixed-income securities may be extended as a result of lower than anticipated prepayment rates.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income for federal income tax purposes, even though investors do not receive their principal until maturity.

Investment in Lower-Rated Fixed-Income Securities

Lower-rated securities are subject to greater risk of loss of principal and interest than higher-rated securities. They are also generally considered to be subject to greater market risk than higher-rated securities, and the capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. Securities rated Ba or BB are judged to have speculative elements or to be predominantly speculative with respect to the issuer’s ability to pay interest and repay principal. Such securities may have small assurance of interest and principal payments.

Unrated Securities

Unrated securities will also be considered for investment by the AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio and AllianceBernstein Inflation-Protected Securities Portfolio when the Subadviser believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, limits the risk to a particular AB Underlying Portfolio to a degree comparable to that of rated securities which are consistent with the AB Underlying Portfolio’s objective and policies.

Real Estate Industry

Although AllianceBernstein Global Real Estate Investment Portfolio does not invest directly in real estate, it invests primarily in real estate equity securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in this AB Underlying Portfolio is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to global and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the AB

Underlying Portfolio’s investments are concentrated geographically, by property type or in certain other respects, the AB Underlying Portfolio may be subject to certain of the foregoing risks to a greater extent.

In addition, if AllianceBernstein Global Real Estate Investment Portfolio receives rental income or income from the disposition of real property acquired as a result of a default on securities this AB Underlying Portfolio owns, the receipt of such income may adversely affect the AB Underlying Portfolio’s ability to retain its federal income tax status as a RIC. Investments by the AB Underlying Portfolio in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for pass-through treatment of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) also are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than larger capitalization stocks.

To the extent that an Underlying Portfolio invests in global REITs, the Underlying Portfolio will also be subject to non-U.S. issuer risk and currency risk.

Mortgage-Backed Securities. Investing in mortgage-backed securities involves certain unique risks in addition to those risks associated with investment in the real estate industry in general. These risks include the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. When interest rates decline, the value of an investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of an investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Further, the yield characteristics of mortgage-backed securities differ from those of traditional fixed-income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social, and other factors, and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Early payment associated with mortgage-backed securities causes these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. Under certain interest rate and prepayment rate scenarios, an Underlying Portfolio may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. When the Underlying Portfolio reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, mortgage-backed securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of “locking in” interest rates.

Descriptions of Certain Money Market Securities in Which the Underlying Portfolios May Invest

Certificates of Deposit, Bankers’Acceptances and Bank Time Deposits. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated

amount of funds to pay for specific merchandise. The draft is then “accepted” by another bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest bearing account. At present, bank time deposits maturing in more than seven days are not considered by the Adviser to be readily marketable.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by entities in order to finance their current operations.

Variable Notes. Variable amount master demand notes and variable amount floating rate notes are obligations that permit the investment of fluctuating amounts by an Underlying Portfolio at varying rates of interest pursuant to direct arrangements between the Underlying Portfolio, as lender, and the borrower. Master demand notes permit daily fluctuations in the interest rate while the interest rate under variable amount floating rate notes fluctuate on a weekly basis. These notes permit daily changes in the amounts borrowed. An Underlying Portfolio has the right to increase the amount under these notes at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the notes without penalty. Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for these notes. Master demand notes are redeemable (and, thus, immediately repayable by the borrower) at face value, plus accrued interest, at any time. Variable amount floating rate notes are subject to next-day redemption 14 days after the initial investment therein. With both types of notes, therefore, an Underlying Portfolio’s right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with both types of note arrangements, the Underlying Portfolio considers earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, an Underlying Portfolio may invest in them only if at the time of an investment the issuer has an outstanding issue of unsecured debt rated Aa or better by Moody’s or AA or better by S&P or Fitch.

INVESTMENT RESTRICTIONS

Except as described below and except as otherwise specifically stated in the Prospectuses or this SAI, the investment policies of each Fund set forth in the Prospectuses and this SAI are not fundamental and may be changed without shareholder approval.

Certain Fundamental Investment Policies

Each Fund has adopted the following investment restrictions, which may not be changed without the approval of the holders of a majority of such Fund’s outstanding voting securities. The approval of a majority of a Fund’s outstanding voting securities means the affirmative vote of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares, whichever is less.

As a matter of fundamental policy, each Fund may not:

(a)                     act as an underwriter of securities, except insofar as it may be deemed an underwriter in connection with the disposition of portfolio securities;

(b)                    purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), except that it reserves freedom of action to hold and sell real estate acquired as a result of the Fund’s ownership of securities;

(c)                     purchase or sell physical commodities, provided that the Fund may sell physical commodities acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities;

(d)                    make loans to other persons, but this restriction shall not prevent the Fund from (a) lending portfolio securities and (b) entering into repurchase agreements and purchasing debt instruments or interest of indebtedness in accordance with the Fund’s investment objectives and policies to the extent such practices may be deemed loans;

(e)                     borrow money, including through reverse repurchase agreements, except as permitted under the 1940 Act and as interpreted by a regulatory authority having jurisdiction from time to time;

(f)                       issue any senior security except to the extent permitted under the 1940 Act and as interpreted by a regulatory authority having jurisdiction from time to time; or

(g)                    make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry or group of industries, except that the Fund may invest less than 25% of its total assets in any one industry and provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities.

With respect to restriction (e), the 1940 Act prohibits a fund from borrowing money, except certain borrowings as discussed above under “Investment Policies and Practices of the Underlying Portfolios – Borrowings.”

With respect to restriction (f), the 1940 Act prohibits a fund from issuing any senior securities, except for certain borrowings (as discussed above under “Investment Policies and Practices of the Underlying Portfolios – Borrowings”). The Commission staff has broadly interpreted senior security to include any type of transaction with the potential for leverage, including certain futures, options and other derivatives transactions, short sales, the purchase of securities on a when-issued or delayed-delivery basis or similar transactions with leverage potential. The Commission staff has indicated that transactions with the potential for leverage will not be treated as prohibited senior security issuances if the fund follows certain procedures to prevent losses from the potential leveraged aspect of these transactions. These procedures generally require the fund to segregate cash or liquid securities equal in value to the fund’s potential exposure from the transaction or to cover the transaction through ownership of the instrument underlying the transaction.

As a fundamental policy, each Fund is diversified (as that term is defined in the 1940 Act). This means that at least 75% of each Fund’s assets consist of:

•          Cash or cash items;

•          Government Securities;

•          Securities of other investment companies; and

•                             Other securities of any one issuer that represent not more than 10% of the outstanding voting securities of the issuer of the securities and not more than 5% of the total assets of a Fund.

MANAGEMENT OF THE FUNDS

The Adviser

Allstate Institutional Advisors, LLC, a Delaware limited liability company with principal offices at 3100 Sanders Road, Suite M2A, Northbrook, Illinois 60062, has been retained under an investment management agreement between the Trust and the Adviser (the “Advisory Agreement”) to conduct the management and investment program of the Funds under the oversight of the Trust’s Board (see “Management of the Funds” in the Prospectuses).

The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly owned subsidiary of Allstate Life Insurance Company and is ultimately owned by The Allstate Corporation.

The Adviser manages the Funds by selecting one or more subadvisers to manage the Funds’ portfolios. The Adviser is responsible for identifying and selecting subadvisers subject to trustee and shareholder approval. The Adviser also monitors the performance of such subadvisers. As the investment adviser to the ClearTarget Funds, the Adviser is paid an annual management fee based on the average daily net assets of each ClearTarget Fund. Out of its fee, the Adviser pays the subadviser of the Funds. For these advisory services, each ClearTarget Fund will pay the Adviser a fee as a percentage of average daily net assets at an annualized rate of 0.85%. The Adviser does not receive a management fee from the Allstate Large Cap Index Fund.

The Adviser is, under the Advisory Agreement, responsible for certain expenses incurred by each Fund, including, for example, office facilities and certain administrative services. Each Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to each Fund by the Adviser, each Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser or its affiliates and, in such event, the services will be provided to each Fund at cost and the payments therefor must be specifically approved by the Trust’s Board.

The Advisory Agreement with respect to each Fund has an initial term of two years, and shall continue in effect thereafter, so long as such continuance is specifically approved at least annually by the Board or by a majority vote of the holders of the outstanding voting securities of each Fund and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement, or “interested persons,” as defined in the 1940 Act, of any such party, at a meeting in person called for the purpose of voting on such matter.

Any amendment to the Advisory Agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated without penalty by the Adviser, by vote of the Trustees, or by vote of a majority of the outstanding voting securities of the relevant Fund upon 60 days written notice, and it terminates automatically in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

The Adviser has contractually agreed to waive its fee and/or bear certain expenses so that total expenses do not, on an annual basis, exceed the amount indicated for the class and Fund listed below:

Fund	Expense Caps
Allstate ClearTarget 2005 Retirement Fund
	Class A	1.25	%*
	Class C	2.00	%*
	Class I	1.00	%*
	Class GA	1.25	%**
	Class GC	2.00	%**
	Class GI	1.00	%**
Allstate ClearTarget 2010 Retirement Fund
	Class A	1.25	%*
	Class C	2.00	%*
	Class I	1.00	%*
	Class GA	1.25	%**
	Class GC	2.00	%**
	Class GI	1.00	%**
Allstate ClearTarget 2015 Retirement Fund
	Class A	1.25	%*
	Class C	2.00	%*
	Class I	1.00	%*
	Class GA	1.25	%**
	Class GC	2.00	%**
	Class GI	1.00	%**
Allstate ClearTarget 2020 Retirement Fund
	Class A	1.25	%*
	Class C	2.00	%*
	Class I	1.00	%*
Allstate ClearTarget 2030 Retirement Fund
	Class A	1.25	%*
	Class C	2.00	%*
	Class I	1.00	%*
Allstate ClearTarget 2040 Retirement Fund
	Class A	1.25	%*
	Class C	2.00	%*
	Class I	1.00	%*
Allstate ClearTarget 2050 Retirement Fund
	Class A	1.25	%*
	Class C	2.00	%*
	Class I	1.00	%*

Allstate Large Cap Index Fund		0.10%

*                            Excluding fees and expenses of the Underlying Portfolios.

**                     Excluding fees and expenses of the Underlying Portfolios and expenses of the Guaranteed Lifetime Income Certificate.

This contractual agreement remains in effect until December 31, 2011. In addition, the Adviser may recoup the amount of any advisory fee waived or expense reimbursed within three years after the year in which the Adviser incurred the expense if the recoupment does not exceed the expense limitation.

For the fiscal year ended August 31, 2008, the Adviser accrued the following management fees and waived a portion of its management fees as set forth below:

	Advisory Fees	Advisory Fees Waived	Other Expenses Waived
Allstate ClearTarget 2005 Retirement Fund	$1,058	$1,058	$173,647
Allstate ClearTarget 2010 Retirement Fund	$746	$746	$162,905
Allstate ClearTarget 2015 Retirement Fund	$1,578	$1,578	$183,881
Allstate ClearTarget 2020 Retirement Fund	$1,135	$1,135	$132,001
Allstate ClearTarget 2030 Retirement Fund	$1,085	$1,085	$138,560
Allstate ClearTarget 2040 Retirement Fund	$562	$562	$122,165
Allstate ClearTarget 2050 Retirement Fund	$510	$510	$117,853
Allstate Large Cap Index Fund	—	—	$453,164

Subadvisers

Allstate Investment Management Company is the subadviser for the Allstate Large Cap Index Fund. AIMCO, an affiliate of the Adviser, is located at 3075 Sanders Road, Suite G5A, Northbrook, Illinois 60062. AIMCO is a wholly owned subsidiary of Allstate Non-Insurance Holdings Inc., which is a wholly owned subsidiary of The Allstate Corporation. AIMCO was formed in 1987 and as of November 30, 2008 managed approximately $7.1 billion in assets for affiliated entities, retirement plans for Allstate employees and pooled investment vehicles for third party investors.

For the services provided pursuant to the sub-investment advisory agreement between the Adviser and AIMCO, the Adviser pays AIMCO a fee computed daily and payable monthly at the following annual rate, subject to a minimum of $75,000 per annum: 0.06% on the first $200 million of net assets, 0.05% on the next $200 million of net assets and 0.04% thereafter.

AIMCO employees are also employees of Allstate Investments, LLC, an affiliated investment adviser which provides investment services to affiliated insurance companies. The officers and directors of AIMCO are also officers and directors of Allstate Investments, LLC. Officers, directors and investment professionals of AIMCO, including the portfolio managers of the Large Cap Index Fund, allocate their time between investment activities performed on behalf of Allstate Investments, LLC and on behalf of AIMCO and their respective investment clients in such manner as to permit them to meet the investment advisory and supervisory needs of all such entities.

AllianceBernstein L.P. is the subadviser for each of the ClearTarget Funds. AllianceBernstein, 1345 Avenue of the Americas, New York, NY 10105, is a leading international investment adviser managing client accounts with assets as of November 30, 2008 totaling approximately $452 billion (of which approximately $64 billion represented assets of investment companies). AllianceBernstein manages retirement assets for many of the largest public and private employee benefit plans, public employee retirement funds, investment companies, foundations, endowments, banks and insurance companies worldwide.

For the services provided pursuant to the sub-investment advisory agreement between the Adviser and AllianceBernstein, the Adviser pays AllianceBernstein a fee computed daily and payable monthly with respect to each ClearTarget Fund based on the percentage of the Fund’s portfolio invested in the AB Underlying Portfolios that consist of equity investments at the following annual rate:

Sub-advisory Fee Rate	% of Fund’s Portfolio Invested in AB Underlying Portfolios that Consists of Equity Investments
0.65%	Equal to or greater than 80%
0.60%	Greater than 60% but less than 80%
0.55%	Equal to or less than 60%

For purposes of determining the percent of a ClearTarget Fund’s portfolio invested in the AB Underlying Portfolios that consists of equity investments, 50% of the assets a Fund invests in the AllianceBernstein Global Real Estate Investment Portfolio will be considered to be invested in equity investments.

The sub-advisory fee payable to AllianceBernstein by the Adviser with respect to a ClearTarget Fund will be reduced by an annualized rate of 0.10% of the Fund’s average daily net assets invested in the AB Underlying Portfolios during a month that the average daily net assets invested in the AB Underlying Portfolios are between $2.5 billion and $5 billion. For any month during which a ClearTarget Fund’s average daily net assets invested in the AB Underlying Portfolios are in excess of $5 billion, the sub-advisory fee will be reduced by an annualized rate of 0.15% of the Fund’s average daily net assets invested in the AB Underlying Portfolios.

Certain other clients of a Subadviser may have investment objectives and policies similar to those of the respective Fund or Funds. A Subadviser may, from time to time, make recommendations which result in the purchase or sale of the particular security by its other clients simultaneously with a purchase or sale thereof by a Fund or Funds. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of each Subadviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Subadviser to the accounts involved, including the respective Fund or Funds. When two or more of a Subadviser’s clients (including a Fund) are purchasing or selling the same security on a given day from the same broker or dealer, such transactions may be averaged as to price.

Each Subadviser may act as an investment adviser to other persons, firms or corporations, including investment companies. AllianceBernstein is investment adviser to many other registered investment companies, including the AB Underlying Portfolios.

For the fiscal year ended August 31, 2008, the Adviser paid the following fees to the Subadvisers:

Subadvisory Fees Paid to AllianceBernstein

FUND
Allstate ClearTarget 2005 Retirement Fund	$496
Allstate ClearTarget 2010 Retirement Fund	$328
Allstate ClearTarget 2015 Retirement Fund	$664
Allstate ClearTarget 2020 Retirement Fund	$494
Allstate ClearTarget 2030 Retirement Fund	$417
Allstate ClearTarget 2040 Retirement Fund	$223
Allstate ClearTarget 2050 Retirement Fund	$203
TOTAL	$2,825

Subadvisory Fees Paid to AIMCO

FUND
Allstate Large Cap Index Fund	$28,484

Additional Information About the Funds’ Portfolio Managers

ClearTarget Funds

The management of and investment decisions for each of the ClearTarget Funds are made by the Multi-Asset Solutions Team of AllianceBernstein. The five investment professionals with the most significant responsibility for the day-to-day management of the ClearTarget Funds’ portfolios are Thomas J. Fontaine, Dokyoung Lee, Seth J. Masters, Marc Mayer and Christopher H. Nikolich. For additional information about the portfolio management of the ClearTarget Funds, see “Management of the Allstate Funds – Portfolio Managers” in the Prospectuses.

The following tables provide information regarding registered investment companies other than the ClearTarget Funds, other pooled investment vehicles and other accounts over which the ClearTarget Funds’ portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2008.

REGISTERED INVESTMENT COMPANIES
(excluding the ClearTarget Funds)

Portfolio Manager(1)	Total Number of Registered Investment Companies Managed	Total Assets of Registered Investment Companies Managed ($m)	Number of Registered Investment Companies Managed with Performance- based Fees	Total Assets of Registered Investment Companies Managed with Performance- based Fees
Thomas J. Fontaine	1,603	$10,798	None	None
Dokyoung Lee	1,596	39,090	None	None
Seth J. Masters	1,603	40,798	None	None
Marc Mayer	1,606	44,766	None	None
Christopher H. Nikolich	1,606	44,766	None	None

POOLED INVESTMENT VEHICLES

Portfolio Manager(1)	Total Number of Other Pooled Investment Vehicles Managed	Total Assets of Other Pooled Investment Vehicles Managed ($m)	Number of Pooled Investment Vehicles Managed with Performance- based Fees	Total Assets of Pooled Investment Vehicles Managed with Performance- based Fees ($m)
Thomas J. Fontaine	1,944	$23,116	37	$10,506
Dokyoung Lee	1,931	22,332	37	11,585
Seth J. Masters	1,944	23,116	37	10,506
Marc Mayer	1,952	23,300	37	11,585
Christopher H. Nikolich	1,952	23,300	37	11,585

OTHER ACCOUNTS

Portfolio Manager(1)	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed ($m)	Number of Other Accounts Managed with Performance- based Fees	Total Assets of Other Accounts with Performance- based Fees ($m)
Thomas J. Fontaine	821	$62,295	151	$10,506
Dokyoung Lee	812	63,148	154	11,585
Seth J. Masters	821	62,295	151	10,506
Marc Mayer	875	77,615	154	11,585
Christopher H. Nikolich	875	77,615	154	11,585

(1)                     Investment professionals at AllianceBernstein include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.

Investment Professional Conflict of Interest Disclosure

AllianceBernstein has developed policies and procedures (including oversight monitoring) it believes are reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein mutual funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably.

Employee Personal Trading. AllianceBernstein has adopted a Code of Business Conduct and Ethics it believes is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein mutual funds through direct purchase, 401(k)/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. Such code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. AllianceBernstein has compliance policies and oversight monitoring in place in an attempt to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities.

These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Portfolio Manager Compensation

AllianceBernstein’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for their clients, including shareholders of AllianceBernstein mutual funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals’ annual compensation is comprised of the following:

(i)                       Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

(ii)                    Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein’s leadership criteria.

(iii)                 Discretionary incentive compensation in the form of awards under AllianceBernstein’s Partners Compensation Plan (“deferred awards”): AllianceBernstein’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein mutual funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein’s clients and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein’s publicly traded equity securities.

(iv)                Contributions under AllianceBernstein’s Profit Sharing/401(k) Plan: The contributions are based on AllianceBernstein’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

Portfolio Management Team Ownership of Securities

The table shows the dollar range of equity securities in each ClearTarget Fund beneficially owned by the ClearTarget Funds’ portfolio managers as of August 31, 2008.

Fund	Portfolio Manager	Dollar Range of Securities in the Fund
Allstate ClearTarget 2005 Retirement Fund
	Thomas J. Fontaine	$0
	Dokyoung Lee	$0
	Seth J. Masters	$0
	Marc Mayer	$0
	Christopher H. Nikolich	$0
Allstate ClearTarget 2010 Retirement Fund
	Thomas J. Fontaine	$0
	Dokyoung Lee	$0
	Seth J. Masters	$0
	Marc Mayer	$0
	Christopher H. Nikolich	$0
Allstate ClearTarget 2015 Retirement Fund
	Thomas J. Fontaine	$0
	Dokyoung Lee	$0
	Seth J. Masters	$0
	Marc Mayer	$0
	Christopher H. Nikolich	$0
Allstate ClearTarget 2020 Retirement Fund
	Thomas J. Fontaine	$0
	Dokyoung Lee	$0
	Seth J. Masters	$0
	Marc Mayer	$0
	Christopher H. Nikolich	$0
Allstate ClearTarget 2030 Retirement Fund
	Thomas J. Fontaine	$0
	Dokyoung Lee	$0
	Seth J. Masters	$0
	Marc Mayer	$0
	Christopher H. Nikolich	$0

Allstate ClearTarget 2040 Retirement Fund
	Thomas J. Fontaine	$0
	Dokyoung Lee	$0
	Seth J. Masters	$0
	Marc Mayer	$0
	Christopher H. Nikolich	$0
Allstate ClearTarget 2050 Retirement Fund
	Thomas J. Fontaine	$0
	Dokyoung Lee	$0
	Seth J. Masters	$0
	Marc Mayer	$0
	Christopher H. Nikolich	$0

Allstate Large Cap Index Fund

The following tables provide information regarding registered investment companies other than the Large Cap Index Fund, other pooled investment vehicles and other accounts over which the Large Cap Index Fund’s portfolio managers also have day-to-day management responsibilities. The information provided includes accounts managed by AIMCO’s affiliated investment adviser, Allstate Investments, LLC, for which the portfolio managers have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2008.

REGISTERED INVESTMENT COMPANIES
(excluding the Large Cap Index Fund)

Portfolio Manager	Total Number of Registered Investment Companies Managed	Total Assets of Registered Investment Companies Managed ($m)	Number of Registered Investment Companies Managed with Performance- based Fees	Total Assets of Registered Investment Companies Managed with Performance- based Fees ($m)
Christopher Fiorito	0	$0	0	$0
Daniel J. Rivera	0	0	0	0
Chelsea Smith	0	0	0	0

POOLED INVESTMENT VEHICLES

Portfolio Manager	Total Number of Other Pooled Investment Vehicles Managed	Total Assets of Other Pooled Investment Vehicles Managed ($m)	Number of Pooled Investment Vehicles Managed with Performance- based Fees	Total Assets of Pooled Investment Vehicles Managed with Performance- based Fees ($m)
Christopher Fiorito	0	$0	0	$0
Daniel J. Rivera	0	0	0	0
Chelsea Smith	0	0	0	0

OTHER ACCOUNTS

Portfolio Manager	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed ($m)	Number of Other Accounts Managed with Performance- based Fees	Total Assets of Other Accounts with Performance- based Fees ($m)
Christopher Fiorito	4	$70	0	$0
Daniel J. Rivera	4	700	0	0
Chelsea Smith	0	0	0	0

Investment Professional Conflict of Interest Disclosure

AIMCO has developed policies and procedures (including oversight monitoring) it believes are reasonably designed to prevent, detect, and mitigate the effects of actual or potential conflicts of interest in, among others, the areas of employee personal trading, managing multiple accounts for multiple clients and allocating investment opportunities. Investment professionals are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably.

Employee Personal Trading. AIMCO has adopted a Code of Conduct and Supporting Policies and Procedures (the “Code of Conduct”) and Operating Procedures (the “Procedures” and together with the Code of Conduct, the “Code of Procedures”) that are designed to prevent, detect and mitigate conflicts of interest when investment professionals and other personnel of AIMCO own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee or a client. Subject to the reporting requirements and other limitations of its Code and Procedures, AIMCO permits its employees to engage in personal securities transactions. AIMCO’s Code and Procedures require disclosure of all personal accounts and require preclearance of all securities transactions (except transactions in certain non-reportable securities as defined by the Commission).

Allocating Investment Opportunities. AIMCO’s Code and Procedures are also intended to address conflicts of interest relating to the allocation of investment opportunities. The Code and Procedures are designed to ensure that investment opportunities are allocated equitably among different clients. The investment professionals at AIMCO routinely are required to select and allocate investment opportunities among accounts. Investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AIMCO’s Code and Procedures are also designed to prevent potential conflicts of interest that may arise when AIMCO has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AIMCO could share in investment gains. To address these conflicts of interest, AIMCO’s policies and procedures require, among other things, the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Portfolio Manager Compensation

AIMCO’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals’ annual compensation is comprised of (i) a fixed salary, (ii) an annual bonus, a portion of which is determined on a quantitative basis on pre-determined performance measures (based on the performance of the Allstate equity group) and a portion of which is determined on a discretionary basis, and (iii) a discretionary annual equity award in The Allstate Corporation. The pre-determined performance measures are specific to the portfolio for which each investment professional is responsible and measure the total return of such portfolio compared to a predetermined benchmark (the S&P 500 for the portfolio managers of the Large Cap Index Fund) on a one-year and three-year basis, plus certain discretionary measurements based on relevant goals, initiatives and responsibilities set annually for each investment professional.

Portfolio Management Team Ownership of Securities

The table shows the dollar range of equity securities in the Large Cap Index Fund beneficially owned by the Fund’s portfolio managers as of August 31, 2008.

Fund	Portfolio Manager	Dollar Range of Securities in the Fund
Allstate Large Cap Index Fund	Christopher Fiorito	$0
	Daniel J. Rivera	$0
	Chelsea Smith	$0

Board of Trustees Information

The business and affairs of each Fund are managed under the oversight of the Board. Certain information concerning the Trustees of the Trust is set forth below.

Name, Address* and Age	Position(s) Held with the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Independent Trustees
Roland C. Baker Age: 70	Trustee	Since March 2008	Retired; Consultant (since 2001), financial services industry	8

Trustee (since 2001), Henderson Global Funds (investment management company), 11 portfolios; Director (since 2002), North American Company for Life and Health Insurance (a provider of life and health insurance and annuities); Director (since 2008), Midland National Life Insurance Company

Robert S. Matthews Age: 65	Trustee	Since March 2008	Managing Partner (since 1989), Matthews & Co. (certified public accounting firm)	8

Trustee (since 1990), Joyce and Seward Johnson Foundations (non-profit organization); Member of Coop Board (since 1990), Westhampton Cabins and Cabanas Coop. (a cooperative housing corporation); Trustee (since 1992), Julius Baer Investment Funds (investment management company), 8 portfolios; Director (since 2002), Julius Baer Global Equity Fund Inc. (investment management company), 1 portfolio.

John B. Scott Age: 64	Trustee	Since March 2008	Retired (since 2000); formerly, President and CEO of the Zurich Kemper Life Insurance Companies	8	Director (since 2000), Trustmark Insurance Companies (insurance)

Name, Address* and Age	Position(s) Held with the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Interested Trustee+
John C. Lounds Age:59	Trustee	Since March 2008	Senior Vice President, Product Management (since 2000), Allstate Life Insurance Company (insurance)	8	Manager (since 2007), Allstate Financial Services, LLC (financial services); Manager and Chairman of the Board (since 2008), Allstate Institutional Advisors, LLC (financial services)

*The address of each Trustee is the same as that for the Trust, 3100 Sanders Road, Suite M2A, Northbrook, IL 60062-7154.

**Trustees serve for an indefinite term until the earliest of: (i) retirement, resignation or death, or (ii) removal by the Board or shareholders.  An Independent Trustee will not be nominated for election as an Independent Trustee in the calendar year of his 72nd birthday.  If the Trust does not have an election by shareholders in that year, the Independent Trustee will retire no later than the end of the calendar year of his 75th birthday.  In addition, no person may be elected as a trustee after he or she reaches 72 years of age.

+ Mr. Lounds is an “interested person,” as defined in the 1940 Act, because he serves as an officer of an affiliate of the Adviser.

The Trusts’ Board has two standing committees of the Board – an Audit Committee and a Governance and Nominating Committee. Each Committee serves all eight series of the Trust.

The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control systems, as well as, the work of the independent auditors. The members of the Audit Committee, all of whom are independent Trustees, include Robert S. Matthews, Chairman, Roland C. Baker and John B. Scott. During the fiscal year ended August 31, 2008, the Audit Committee held one meeting.

The Nominating and Governance Committee is primarily responsible for the identification and recommendation of individuals for board membership and for overseeing the administration of the Trust’s Governance Procedures and Guidelines. The members of the Nominating and Governance Committee, all of whom are independent Trustees, include John B. Scott, Chairman, Roland C. Baker and Robert S. Matthews. Pursuant to the Trust’s Nominating and Governance Committee Charter, shareholders may submit recommendations for Board candidates by sending a resume of the candidate by U.S. Mail to the Secretary of the Trust for the attention of the Chairperson of the Nominating and Governance Committee. During the fiscal year ended August 31, 2008, the Nominating and Governance Committee held one meeting.

The following table sets forth the dollar range of shares held in each ClearTarget Fund and the aggregate dollar range of shares in the Trust beneficially owned by each Trustee as of the date of December 1, 2008.

	Dollar Range of Equity Securities in the Allstate Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Family of Investment Companies
Interested Trustee
John C. Lounds	None	None

Independent Trustees
Roland C. Baker	None	None
John B. Scott	None	None
Robert S. Matthews	None	None

Officer Information

Certain information concerning the Trust’s officers who are not Trustees is set forth below.

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years

Frederick F. Cripe Age: 51	President	Since December 2008	Allstate Life Insurance Company, Executive Vice President, since 2008, Vice President Product Operations 2003- 2008.

William P. Marshall Age: 42	Vice President; Chief Administrative Officer	Since January 2008 Since November 2007

Allstate Life Insurance Company, Director, Mutual Fund Strategy and Development, 2007- present; Allstate Institutional Advisors, LLC, President, 2008- present; Fulcrum Structured Finance LLC (investment firm), Principal, 2005-2006; and JPMorgan (financial services firm), Director, Investment Grade Securities, 1999-2004.

Darryl Baltimore Age: 43	Treasurer	Since March 2008

Allstate Life Insurance Company, Assistant Vice President, Finance and Planning, 2007- present; Allstate Institutional Advisors, LLC, Treasurer, 2008- present; and LaSalle Bank Corporation, First Vice President, Global Business Administration Manager, LaSalle Global Fund Services (hedge fund administrator), and Lead Consultant, Corporate Development, 2003-2007.

Paul Hahesy Age: 36	Chief Compliance Officer	Since March 2008	Foreside Compliance Services, LLC, Compliance Manager, 2005- present; and MetLife Group (insurance), Compliance Consultant, October, 2001-2005.

Wayne A. Rose Age: 39	Anti-Money Laundering Officer	Since July 2008	Foreside Compliance Services, LLC, Broker Dealer Chief Compliance Officer, since 2008; BISYS Fund Services, Assistant Chief Compliance Associate 2003 – 2008

Susan Lees Age: 51	Secretary	Since October 2008

Allstate Life Insurance Company, Senior Vice President, Secretary & General Counsel since August 2008; Allstate Insurance Company, Vice President, Deputy General Counsel & Assistant Secretary 2008-present, Assistant Vice President, Assistant Secretary & Assistant General Counsel 1999-2008.

Kenneth P. Priess Age: 48	Assistant Treasurer	Since March 2008	Allstate Life Insurance Company, Director Finance, 2002-present; and Allstate Institutional Advisors, LLC, Controller, 2008- present.

Julie Tedesco Age: 51	Assistant Secretary	Since March 2008	State Street (financial services), Senior Vice President and Senior Managing Counsel, 2000-present.

Frank DiPietro Age: 37	Assistant Treasurer	Since March 2008	State Street, Vice President and Senior Director – Fund Administration, 2005-present; and PFPC, Inc. (financial services), Senior Manager – Investment Accounting and Administration, 1997-2005.

Stephen J. North Age: 33	Assistant Secretary	Since March 2008

Allstate Life Insurance Company, Mutual Fund Management, 2007- present; Allstate Institutional Advisors, LLC, Vice President, 2008-present; Kraft Foods Inc., Treasury Manager, 2007; True North Asset Management, Inc., Principal, 2005-2007; Banc One Capital Markets, Inc., Associate Director, 1999-2004.

Mary McGinn Age: 61	Assistant Secretary	Since March 2008

The Allstate Corporation and Allstate Life Insurance Company, Secretary, 2006- present; Allstate Insurance Company, Vice President and Deputy General Counsel, 2003- present; and Allstate Investment Management Company, Vice President, General Counsel and Secretary, 2002-present.

Joseph P. Rath Age: 58	Assistant Secretary	Since March 2008	Allstate Life Insurance Company, Assistant Vice President, Assistant General Counsel and Assistant Secretary, 2002-present; and Allstate Institutional Advisors, LLC, Manager, 2008-present.

James Flynn Age: 41	Assistant Secretary	Since October 2008	Allstate Life Insurance Company, Assistant Counsel, 2008-present; Hewitt Associates, Counsel 2006-2008; Chicago Board Options Exchange, Counsel 2001-2006.

*The address of each Officer is the same as that for the Trust, 3100 Sanders Road, Suite M2A, Northbrook, IL 60062-7154.

**The Trust’s officers are elected annually by the Board and serve until their successors have been duly elected and qualified.

Trustee Compensation.

The Trust does not pay any fees to, or reimburse expenses of, its Trustees who are considered “interested persons” of the Trust.

The Trust’s method of compensating Trustees is to pay each Independent Trustee a retainer of $20,000 per year for services rendered, a fee of $2,500 for each Board of Trustees meeting attended.  Also, each member of the Audit Committee and Nominating and Governance Committee receives a fee of $2,500 for each committee meeting attended, unless a committee meeting is held on the same day as a Board of Directors meeting, in which case there is no separate fee paid to the committee members.  In addition, the Chairman of the Board receives an additional fee of $7,500 a year as Chairman and the Chairman of the Audit Committee receives an additional fee of $2,500 per year as Chairman.  The Trust also will reimburse each Independent Trustee for reasonable and documented expenses related to attendance at the meetings.  Officers serve in that capacity without compensation from the Company.

The table below shows the estimated compensation that is expected to be paid to each of the Trustees for the Trust’s first full fiscal year.

Name of Trustee	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued (as part of Fund expenses)	Estimated Annual Benefit Upon Retirement	Total Compensation From the Trust
Roland C. Baker	$37,500	None	None	$37,500
John B. Scott	$30,000	None	None	$30,000
Robert S. Matthews	$32,500	None	None	$32,500

EXPENSES OF THE FUNDS

In addition to the payments to the Adviser under the Investment Advisory Agreement described above, the Funds pay certain other costs including (a) brokerage and commission expenses, (b) federal, state and local taxes, including issue and transfer taxes incurred by or levied on a Fund, (c) interest charges on borrowing, (d) fees and expenses of registering the shares of the Funds under the appropriate federal securities laws and of qualifying shares of the Funds under applicable state securities laws including expenses attendant upon renewing and increasing such registrations and qualifications, (e) expenses of printing and distributing the Funds’ prospectuses and other reports to shareholders, (f) costs of proxy solicitations, (g) transfer agency fees described below, (h) charges and expenses of the Funds’ custodian, (i) compensation of the Funds’ officers, Trustees and employees who do not devote any part of their time to the affairs of the Adviser or its affiliates, (j) costs of stationery and supplies, and (k) such promotional expenses as may be contemplated by the Distribution Services Agreement described below.

Distribution Services Agreement

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Funds Distributor, LLC (the “Distributor”), the Funds’ principal underwriter, to permit the Distributor to distribute each ClearTarget Fund’s shares. The Trust has also adopted a plan under Rule 12b-1 (the “Rule 12b-1 Plan”) that provides for fees to compensate the Distributor for shareholder/distribution services for Class A, Class C, Class GA and Class GC shares. The Distributor is located at 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219.

Distribution services fees are accrued daily and paid monthly and are charged as expenses of each ClearTarget Fund as accrued. 12b-1 fees on purchases of Class A and Class GA shares of $1,000,000 or more or on Class C and Class GC are accrued daily and paid one year after the date of purchase. The distribution services fees attributable to the Class C and Class GC shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of an initial sales charge, and at the same time to permit the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard the purpose and function of the combined contingent deferred sales charge (“CDSC”) and distribution services fee on the Class C and Class GC shares are the same as those of the initial sales charge and distribution services fee with respect to the Class A and Class GA shares in that in each case the sales charge and/or distribution services fee provide for the financing of the distribution of the relevant class of each ClearTarget Fund’s shares.

The Rule 12b-1 Plan is a compensation plan, which means that the Distributor is compensated regardless of its expenses, as opposed to a reimbursement plan which reimburses only for expenses incurred. The Distributor may pay all or a portion of its fee to financial services firms who assist in distributing or promoting the sale of Fund shares. In approving the Rule 12b-1 Plan, the Trustees determined that there was a reasonable likelihood that the Rule 12b-1 Plan would benefit each ClearTarget Fund and its shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

The Distribution Agreement has an initial term of two years. The Rule 12b-1 Plan has an initial term of one year. The Distribution Agreement and Rule 12b-1 Plan and will each continue in effect after its initial term so long as such continuance is specifically approved at least annually by the Board or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and, in either case, by a majority of the Trustees who are not parties to the agreements or “interested persons,” as defined in the 1940 Act, of any such party (other than as directors of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto. The Distribution Agreement and Rule 12b-1 Plan were approved by a vote, cast in person, of the Board, including a majority of the Trustees who are not “interested persons,” as defined in the 1940 Act. Under the Distribution Agreement between the Trust and the Distributor, the Trust has agreed to indemnify the

Distributor, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

In the event that the Rule 12b-1 Plan is terminated by either party or not continued with respect to the Class A , Class C, Class GA or Class GC shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by a Fund to the Distributor with respect to that class, and (ii) a Fund would not be obligated to pay the Distributor for any amounts expended under the Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such class or through deferred sales charges.

The Trust has not adopted any Plan with respect to Class I or Class GI shares or shares of the Large Cap Index Fund.

The fees paid to the Distributor pursuant to the Plan for the Class A, Class GA, Class C and Class GC shares of the ClearTarget Funds for the fiscal year ended August 31, 2008 are set forth in the table below.  To the extent a Fund is not listed in a table below, it made no payments to the Distributor under the Plan during the period shown.

	Distribution Fees				Contingent Deferred
	Class A	Class C	Class GA	Class GC	Sales Charges
Allstate ClearTarget 2005 Retirement Fund	$66	$305	$52	$206
Allstate ClearTarget 2010 Retirement Fund	35	183	34	156
Allstate ClearTarget 2015 Retirement Fund	136	142	182	182	$83	*
Allstate ClearTarget 2020 Retirement Fund	224	281	N/A	N/A
Allstate ClearTarget 2030 Retirement Fund	216	252	N/A	N/A
Allstate ClearTarget 2040 Retirement Fund	77	195	N/A	N/A
Allstate ClearTarget 2050 Retirement Fund	71	158	N/A	N/A

*Applies to Class C shares of the Allstate ClearTarget 2015 Retirement Fund.

The following amounts paid to the Distributor by the Funds under the Plan for Class A, Class C, Class GA, and Class GC shares during the fiscal year ended August 31, 2008 were spent on:

	Advertising	Printing and Mailing of Prospectuses to other than Current Shareholders	Compensation to Underwriters	Compensation to Dealers	Compensation to Sales Personnel	Interest Carrying or other Financing Charges
Allstate ClearTarget 2005 Retirement Fund	$0	$0	$0	$629	$0	$0
Allstate ClearTarget 2010 Retirement Fund	0	0	0	408	0	0
Allstate ClearTarget 2015 Retirement Fund	0	0	0	642	0	0
Allstate ClearTarget 2020 Retirement Fund	0	0	0	505	0	0
Allstate ClearTarget 2030 Retirement Fund	0	0	0	468	0	0
Allstate ClearTarget 2040 Retirement Fund	0	0	0	272	0	0
Allstate ClearTarget 2050 Retirement Fund	0	0	0	229	0	0

 The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to the Distributor. The Distributor may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

The Adviser may pay compensation, out of its own funds and not as an expense of a Fund, to certain brokers, dealers or other financial intermediaries, including record keepers and administrators of various deferred compensation plans (“Intermediaries”) in connection with the sale or retention of Fund shares and/or shareholder servicing. For example, the Adviser may pay additional compensation to Intermediaries for the purpose of promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by a Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Allstate Funds), amount of assets invested by the Intermediary’s customers (which could include current or aged assets of some or all of the Allstate Funds), some other agreed upon amount, or other measures as determined from time to time by the Adviser. The amount of these payments may be different for different Intermediaries.

Compliance Services Agreement

Under a Compliance Services Agreement with the Trust, Foreside Compliance Services, LLC, an affiliate of the Distributor, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions. For the fiscal year ended August 31, 2008, the Trust paid $69,534 plus reimbursement for out-of-pocket expenses under the Compliance Services Agreement.  The amount paid by each fund was as follows:

Fund	Fees Paid
Allstate ClearTarget 2005 Retirement Fund	$2,737
Allstate ClearTarget 2010 Retirement Fund	$1,980
Allstate ClearTarget 2015 Retirement Fund	$3,856
Allstate ClearTarget 2020 Retirement Fund	$2,893
Allstate ClearTarget 2030 Retirement Fund	$2,743
Allstate ClearTarget 2040 Retirement Fund	$1,499
Allstate ClearTarget 2050 Retirement Fund	$1,381
Allstate Large Cap Index Fund	$52,445

Transfer Agency Agreement

Boston Financial Data Services, Inc. (“BFDS”) acts as the transfer agent for each Fund. BFDS registers the transfer, issuance and redemption of shares of the Funds and disburses dividends and other distributions to Fund shareholders.

BFDS, located at 2 Heritage Drive, North Quincy, Massachusetts 02171, receives a transfer agency fee per account holder of each of the Class A, Class C, Class I, Class GA, Class GC and Class GI shares of each ClearTarget Fund and per account holder of the Large Cap Index Fund, an annual retainer for each class of each ClearTarget Fund and an annual retainer for the Large Cap Index Fund, plus reimbursement for out-of-pocket expenses. The Transfer Agency fees paid to BFDS for the fiscal year ended August 31, 2008, are provided below:

Fund	Fees Paid
Allstate ClearTarget 2005 Retirement Fund	$19,023
Allstate ClearTarget 2010 Retirement Fund	$13,776
Allstate ClearTarget 2015 Retirement Fund	$20,042
Allstate ClearTarget 2020 Retirement Fund	$13,300
Allstate ClearTarget 2030 Retirement Fund	$18,514
Allstate ClearTarget 2040 Retirement Fund	$11,199
Allstate ClearTarget 2050 Retirement Fund	$9,256
Allstate Large Cap Index Fund	$23,894

Administration Agreement

State Street Bank and Trust Company (“State Street”) serves as the Trust’s administrator pursuant to an administration agreement dated March 20, 2008 (the “Administration Agreement”).  State Street has its principal business offices at One Lincoln Street, Boston, MA 02111.

Under the Administration Agreement State Street provides, or arranges for the provision of, certain administrative and accounting services for the Funds, including maintaining the books and records of each Fund, and preparing certain reports and other documents required by federal and/or state laws and regulations.  The Administration Agreement provides that State Street shall not be liable for any error of judgment or mistake of law or for any loss or damage resulting from the performance or non-performance of its duties under the Administration Agreement unless directly caused by or resulting from the negligence, bad faith or willful misconduct of the State Street, its officers or employees.  State Street’s liability is limited to an amount agreed upon between State Street and the Trust.

For its services, the State Street will receive fees from the Funds calculated daily and paid monthly at an annual rate of 0.05% of the first $500 million of the average daily net assets of each Fund, 0.04% on the next $500 million of average daily net assets and 0.02% on assets in excess of $1 billion with reductions as average daily net assets increase to certain levels and subject to certain minimum requirements.  The Administrator will also receive fees for certain additional services and reimbursement for out-of-pocket expenses.  The Administrator or its affiliates do not pay any Fund fees, expenses or costs.

For the fiscal year ended August 31, 2008, the fees paid to the Administrator are provided:

Fund	Fees Paid
Allstate ClearTarget 2005 Retirement Fund	$25,361
Allstate ClearTarget 2010 Retirement Fund	$23,644
Allstate ClearTarget 2015 Retirement Fund	$27,951
Allstate ClearTarget 2020 Retirement Fund	$18,532
Allstate ClearTarget 2030 Retirement Fund	$18,204
Allstate ClearTarget 2040 Retirement Fund	$15,394
Allstate ClearTarget 2050 Retirement Fund	$15,122
Allstate Large Cap Index Fund	$129,260

Custodian Agreement

State Street serves as custodian of the assets of the Trust pursuant to a custodian agreement (the “Custody Agreement”) dated March 20, 2008. Under the Custody Agreement, State Street holds and transfers portfolio securities on account of the Trust, provides fund accounting and keeps all necessary records and documents, and performs other duties, all as directed by authorized persons. Portfolio securities purchased in the United States are maintained in the custody of State Street or other domestic banks or depositories.  As custodian, State Street may employ sub-custodians outside the United States.

Code of Ethics and Proxy Voting Policies and Procedures

The Funds, the Adviser, AIMCO, AllianceBernstein and the Distributor have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by a Fund.

Pursuant to the subadvisory agreement with each Subadviser, proxy voting with respect to a Fund’s portfolio securities has been delegated to the respective Subadviser. AIMCO and AllianceBernstein’s proxy voting policies and procedures are designed to ensure that proxies are voted in the best interests of clients, including the Funds. AIMCO and AllianceBernstein’s proxy voting policies and procedures are attached as Appendix A.

The Trust on behalf of each of its series files with the SEC proxy voting records on Form N-PX for the 12-month period ended June 30, 2008.  Form N-PX must be filed by the Trust on behalf of its series each year by August 31.  Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (877) 663-3232 or the SEC’s web site at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of December 1, 2008, the Trust was aware that the following persons or entities owned a controlling interest (ownership of greater than 25%) or owned of record 5% or more of the outstanding shares of each of the Allstate Funds.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of a Fund.  An asterisk below (*) indicates a shareholder of record, not a beneficial owner.

Allstate ClearTarget 2005 Retirement Fund(1)

Class	Name and Address	Percentage of Class Outstanding (%)
Class A	NFS LLC FEBO NFS/FMTC IRA FBO Janice Gail Cummings 201 Oakwood St. San Angelo TX 76903-8633	60.80%

	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	28.72%

	State Street Bank & Trust Co C/F Luis E Gonzalez 4611 Tamaron Rnch San Antonio TX 78253-5420	7.82%

Class C	State Street Bank & Trust Co C/F Ira Ray L Wood 804 Brockman McClimon Rd. Greer SC 29651-7025	63.85%

	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	36.15%

Class I	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	100.00%

Class GA	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	42.52%

	State Street Bank & Trust Co C/F Sep Ira Kenneth J Taylor Sr 4524 Perrier St. New Orleans LA 70115-3918	42.42%

	State Street Bank & Trust Co C/F IRA Alexandra E Novick PO Box 60189 Oklahoma City OK 73146-0189	14.01%

Class GC	State Street Bank & Trust Co C/F Ira R/O Ada Flowers 201 S Hoskins Rd Apt 209 Charlotte NC 28208-1460	43.94%

	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	38.03%

	STATE STREET BANK & TRUST CO C/F IRA R/O William E Slaugenhop Box 20737 Bent Tree Jasper GA 30143	18.03%

Class GI	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	100.00%

Allstate ClearTarget 2010 Retirement Fund(2)

Class A	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	82.77%

	NFS LLC FEBO Hugo Camacho Agraz 1752 Mitzi Court Duluth GA 30097-3412	11.81%

Class C	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	58.91%

	NFS LLC FEBO Diana Paz 8718 Stewart & Gray Rd Downey CA 90241-5241	41.09%

Class I	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	100.00%

Class GA	State Street Bank & Trust Co C/F IRA David W Wadsworth 348 Blackwell Hill Rd Madison ME 04950-3918	89.53%

Class GC	State Street Bank & Trust Co C/F IRA R/O William Stephen Demas 4604 Bel Pre Rd Rockville MD 20853-2208	45.40%

	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	37.09%

	State Street Bank & Trust Co C/F IRA Philemon N Hill Jr 19 Crosby Knoll Cir Dover DE 19904-1098	17.52%

Class GI	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	100.00%

Allstate ClearTarget 2015 Retirement Fund(3)

Class A	Cheryl L Davis TTEE Frank McKnight Revocable Trust 4106 E Weidman Rd Rosebush MI 48878-9717	24.65%

	State Street Bank & Trust Co C/F Ira R/O Manuel J Araiza 159 E Live Oak Ave Ste 208 Arcadia CA 91006-5252	23.81%

	NFS LLC FEBO NFS/FMTC Rollover Ira FBO Jerry P Pleskach 252 Elm St Watertown NY 13601-4325	17.25%

	State Street Bank & Trust Co C/F IRA R/O David C Kicker 59 Woodford Dr Millbrook AL 36054-2581	13.45%

	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	8.76%

	State Street Bank & Trust Co C/F Roth Ira William Stroud PO Box 5197 Incline VLG NV 89450-5197	6.54%

Class C	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	52.34%

	State Street Bank & Trust Co C/F IRA Susan Varner 4271 45th Ave Ne Salem OR 97305-2806	43.94%

Class I	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	100.00%

Class GA	State Street Bank & Trust Co C/F Ira Emily W Foss 1428 N Rusk St Wharton TX 77488-3154	62.58%

	State Street Bank & Trust Co C/F IRA Linda Hines 7712 Elon Dr Raleigh NC 27613-1431	11.51%

	State Street Bank & Trust Co C/F Sep Ira Ahmad Samie 24962 Normans Way Calabasas CA 91302-3089	5.90%

	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	5.35%

Class GC	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	35.39%

	State Street Bank & Trust Co C/F IRA Margot R Heckman 7420 Westlake Ter Apt 1204 Bethesda MD 20817-6552	22.19%

	State Street Bank & Trust Co C/F Ira Cynthia A Goldberg 17136 Old Baltimore Rd Olney MD 20832-2502	15.21%

	State Street Bank & Trust Co C/F Ira Geraldine V Horn 2958 Richmond St Philadelphia PA 19134-5720	9.48%

	State Street Bank & Trust Co C/F Ira Ernest M Stiltner 3868 County Road 10 Bryan OH 43506-8650	6.36%

Class GI	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	100.00%

Allstate ClearTarget 2020 Retirement Fund

Class A	Cheryl L Davis TTEE Frank McKnight Revocable Trust 4106 E Weidman Rd Rosebush MI 48878-9717	18.47%

	State Street Bank & Trust Co C/F Ira Alexandra Krithades 63 Boulder Brook Rd Wilton CT 06897-1519	16.87%

	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	6.98%

	NFS LLC FEBO NFS/FMTC ROLLOVER IRA FBO Sean Cohen 48 East Mall Drive Melville NY 11747-2308	6.91%

Class C	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	41.65%

	State Street Bank & Trust Co C/F Ira R/O Donald J Kirkendall 53738 Heritage Ln New Baltimore MI 48047-5850	30.21%

	State Street Bank & Trust Co C/F IRA R/O Martha J Little 1518 E 3rd Pl Mesa AZ 85203-8124	19.04%

	State Street Bank & Trust CO C/F IRA R/O Cheryl S Fabacher 412b Golden Grain Rd Duson LA 70529-4206	6.39%

Class I	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	100.00%

Allstate ClearTarget 2030 Retirement Fund

Class A	State Street Bank & Trust Co C/F Ira R/O William D Fitzgerald 8 Margo Ct Airmont NY 10901-7533	16.44%

	State Street Bank & Trust Co C/F IRA David A Winter 4745 S Skyridge Way Boise ID 83709-4473	9.11%

	State Street Bank & Trust Co C/F Ira R/O Joann L Andrade 582 Holmes Ln Oregon City OR 97045-3747	5.66%

	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	5.39%

	NFS LLC FEBO NFS/FMTC Rollover Ira FBO Sean Cohen 48 East Mall Drive Melville NY 11747-2308	5.39%

Class C	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	46.00%

	State Street Bank & Trust Co C/F Ira R/O Martha J Little 1518 E 3rd Pl Mesa AZ 85203-8124	21.01%

	NFS LLC FEBO NFS/FMTC Roth Ira FBO Monte Rosenzweig PO Box 402 Woodmere NY 11598-0402	12.07%

	NFS LLC FEBO NFS/FMTC ROTH IRA FBO Deborah Rosenzweig PO Box 402 Woodmere NY 11598-0402	11.66%

	John S Langley 3135 Prescott Rd Bethlehem PA 18020-1324	5.08%

Class I	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	100.00%

Allstate ClearTarget 2040 Retirement Fund(4)

Class A	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	16.00%

	State Street Bank & Trust Co C/F IRA R/O Jessica R Hoffman 1117 Thomas Ave Forest Park IL 60130-2320	9.63%

	State Street Bank & Trust Co C/F IRA R/O Andrea G Mauger 1424 Westwood LN Wynnewood PA 19096-3836	8.70%

	State Street Bank & Trust Co C/F Ira R/O Yoon Young Kim 307 Buttry Rd Gaithersburg MD 20877-1812	8.37%

	NFS LLC FEBO NFS/FMTC Rollover Ira FBO Michelle D Martone 131 Norman Dr Bohemia NY 11716-1334	5.72%

	STATE STREET BANK & TRUST CO C/F IRA John E Rourke 26733 Desert Hills Dr Wilder ID 83676-5307	5.60%

Class C	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	47.94%

	NFS LLC FEBO NFS/FMTC Rollover Ira FBO Kristie Jajuan Junior 140 Cabanel Drive Maumelle AR 72113-7300	21.61%

	State Street Bank & Trust Co C/F Ira Guy M Ankney 5725 County Road 15.75 Lot 7 Bryan Oh 43506	12.92%

	State Street Bank & Trust Co C/F Ira R/O Gregory J Garris 28 Alton Way Sewell NJ 08080-3114	12.22%

	State Street Bank & Trust Co C/F Ira Claude R Kirkpatrick Jr 56 Waackaack Ave Keansburg NJ 07734-1524	5.32%

Class I	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	100.00%

Allstate ClearTarget 2050 Retirement Fund(5)

Class A	NFS LLC FEBO NFS/FMTC Rollover Ira FBO Kenneth A Zerth 2232 Mini Ranch Road Lakeland FL 33810-2118	22.23%

	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	21.19%

	Charles D Spicer 1015 White Rd Bon Aqua TN 37025-5107	9.97%

	Megan Elizabeth Spicer 1015 White Rd Bon Aqua TN 37025-5107	9.22%

	State Street Bank & Trust Co C/F IRA R/O Melissa Williamson 1802 Township Rd Wilmington DE 19804-4021	5.49%

Class C	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	90.86%

	Ssb & Trust Co C/F Roth Ira Denise D Skriapas PO Box 618 Malaga NJ 08328-0618	9.14%

Class I	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	100.00%

Allstate Large Cap Index Fund(6)

	Allstate Life Insurance Company Public Settlement Team Attn Leni Schmitz 3075 Sanders Road Ste G4A Northbrook IL 60062-7127	68.75%

	Allstate ClearTarget Fund 2010 Attn William P Marshall 3100 Sanders Rd Ste M2 Northbrook IL 60062-7155	7.46%

	Allstate ClearTarget Retirement Fund 2015 Attn William P Marshall 3100 Sanders Rd Suite M2 Northbrook IL 60062-7155	7.13%

	Allstate ClearTarget Retirement Fund 2030 Attn William P Marshall 3100 Sanders Rd Suite M2 Northbrook IL 60062-7155	5.85%

(1) As of December 1, 2008, David W. Wadsworth, 348 Blackwell Hill Road, Madison, Maine 04950, owned 67% of Allstate ClearTarget 2010 Retirement Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

(2) As of December 1, 2008, Emily W. Foss, 1428 N. Rusk Street, Wharton Texas 77488, Maine, owned 32% of Allstate ClearTarget 2015 Retirement Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

(3) As of December 1, 2008, Allstate Life Insurance Company, 3077 Sanders Road, Suite G4A, Northbrook, Illinois 60062, owned 45% of Allstate ClearTarget 2005 Retirement Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than State Street. State Street is organized under the laws of Massachusetts.

(4) As of December 1, 2008, Allstate Life Insurance Company, 3077 Sanders Road, Suite G4A, Northbrook, Illinois 60062, owned 32% of Allstate ClearTarget 2040 Retirement Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than State Street. State Street is organized under the laws of Massachusetts.

(5) As of December 1, 2008, Allstate Life Insurance Company, 3077 Sanders Road, Suite G4A, Northbrook, Illinois 60062, owned 44% of Allstate ClearTarget 2050 Retirement Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than State Street. State Street is organized under the laws of Massachusetts.

(6) As of December 1, 2008, Allstate Life Insurance Company, 3077 Sanders Road, Suite G4A, Northbrook, Illinois 60062, owned 67% of Allstate Large Cap Index Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than State Street. State Street is organized under the laws of Massachusetts.

As of December 1, 2008, the directors and officers as a group did not own any shares of the ClearTarget Funds.

PURCHASE OF SHARES

The following information supplements that set forth in your Prospectus under the heading “Investing in the Allstate Funds” or “Investing in the Fund” for the Large Cap Index Fund Prospectus.

General

Shares of each Fund are offered on a continuous basis at a price equal to their NAV plus an initial sales charge at the time of purchase (“Class A shares” and “Class GA shares”), without any initial sales charge and, as long as the shares are held for eighteen months or more, without any CDSC (“Class C shares” and “Class GC shares”), or to investors meeting the initial investment requirements to purchase Class I or Class GI shares, without any initial sales charge or CDSC (“Class I shares” and “Class GI shares”), in each case as described below. Shares of the Large Cap Index Fund are only offered to the ClearTarget Funds and are offered without any initial sales charge or CDSC. All of the classes of shares of the Funds, except the Class I and Class GI shares, are subject to Rule 12b-1 asset-based sales charges. Shares of each Fund that are offered subject to a sales charge are offered through (i) investment dealers that are members of the Financial Industry Regulatory Authority (“FINRA”) and have entered into selected dealer agreements with the

Distributor (“selected dealers”), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Distributor (“selected agents”) and (iii) the Distributor.

In order to open your account, the Funds or your financial intermediary are required to obtain certain information from you for identification purposes. This information may include name, date of birth, permanent residential address and social security/taxpayer identification number. It will not be possible to establish your account without this information. If the Funds or your financial intermediary are unable to verify the information provided, your account may be closed and other appropriate action may be taken as permitted by law.

The Trust’s Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. Each Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder’s financial intermediary.

In making the determination to exercise these rights, the Funds may consider an investor’s trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Adviser uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders other than those who hold shares through omnibus accounts. Although the Funds notify intermediaries of and request that they enforce the Funds’ policy, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds’ policy. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Funds to direct shareholders. The Funds reserve the right to limit an intermediary’s future access to the Funds, up to and including termination of the selling agreement held with an intermediary. There is no assurance that the Funds’ policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons. If a Fund suspends the sale of its shares, shareholders will not be able to acquire its shares, including through an exchange.

The public offering price of shares of each Fund is its NAV, plus, in the case of Class A and Class GA shares, a sales charge. On each Fund’s business day on which a purchase or redemption order is received by a Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the NAV is computed as of the next close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) by dividing the value of a Fund’s total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any day on which the Exchange is open for trading.

ClearTarget Funds

Class GA, Class GC and Class GI shares of the ClearTarget Funds (“G Shares”) may only be purchased in conjunction with the purchase/acceptance of a Guaranteed Lifetime Income Benefit Certificate (“Guaranteed Lifetime Income Certificate”) issued by Allstate Life Insurance Company under a Group Contingent Deferred Annuity Contract. The annual expense for the cost of insurance for the Guaranteed Lifetime Income Certificate is 1% of your Fund account value, which will be automatically redeemed from your Fund account quarterly. Shares will also be automatically redeemed from your account to cover the cost of any state premium taxes, as applicable. The purchase of the Guaranteed Lifetime Income Certificate is limited to investors aged 50 to 80 and requires residing in a state that has approved the Guaranteed Lifetime Income Certificate. The cancellation of your Guaranteed Lifetime Income Certificate, subject to its contractual provisions, will require redemption or exchange of your G Shares.  Any redemption or exchange of your G Shares, including redemptions or exchanges to pay the annual expense of the Guaranteed Lifetime Income Certificate or state premium taxes or as a result of the cancellation of your Guaranteed Lifetime Income Certificate, is generally a taxable transaction for federal income tax purposes. Additionally, the redemption or exchange of all your G Shares automatically cancels your Guaranteed Lifetime Income Certificate.

Investors may purchase Class A, Class C, or Class I shares of a ClearTarget Fund either through financial intermediaries or directly through the Distributor. Investors may purchase Class GA, Class GC, or Class GI shares of a ClearTarget Fund only through financial intermediaries.  A transaction, service, administrative or other similar fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of shares made through a financial intermediary. Such financial intermediary may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by each ClearTarget Fund, including requirements as to classes of shares available through that financial intermediary and the minimum initial and subsequent investment amounts. The ClearTarget Funds are not responsible for, and have no control over, the decision of any financial intermediary to impose such differing requirements. Sales personnel of financial intermediaries distributing a ClearTarget Fund’s shares may receive differing compensation for selling different classes of shares.

The respective NAVs of the various classes of shares of each ClearTarget Fund are expected to be substantially the same. However, the NAVs of the Class C and Class GC shares will generally be slightly lower than the NAVs of the Class A, Class I, Class GA and

Class GI shares as a result of the differential daily expense accruals of the higher distribution fees with respect to those classes of shares.

Each Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their NAV next determined (plus applicable Class A or Class GA sales charges), as described below. Orders received by the Trust prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the NAV computed as of the close of regular trading on the Exchange on that day (plus applicable Class A or Class GA sales charges). In the case of orders for purchase of shares placed through financial intermediaries, the applicable public offering price will be the NAV as so determined, but only if the financial intermediary completes its review and submits the order to the Allstate Funds prior to the close of regular trading on the Exchange. The financial intermediary is responsible for reviewing and transmitting such orders by such time to the Allstate Funds. If the financial intermediary fails to do so, the investor will not receive that day’s NAV. If the Allstate Funds receive the order after the close of regular trading on the Exchange, the price received by the investor will be based on the NAV determined as of the close of regular trading on the Exchange on the next day it is open for trading.

Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional Class A, Class C or Class I shares by telephone if the shareholder has completed the appropriate portion of the New Account Application or the Account Services Form obtained by calling the telephone number shown on the cover of this SAI. Except with respect to certain omnibus accounts, telephone purchase orders with payments by electronic funds transfer may not exceed $50,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association (“NACHA”). Telephone purchase requests must be received and confirmed before 4:00 p.m., Eastern time on a Fund business day to receive that day’s public offering price. Telephone purchase requests received or confirmed after 4:00 p.m., Eastern time are automatically placed the following Fund business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

Full and fractional shares are credited to a shareholder’s account in the amount of his or her subscription. As a convenience to the subscriber, and to avoid unnecessary expense to the Funds, a Fund will not issue share certificates representing shares of the Fund. Ownership of the Fund’s shares will be shown on the books of the Trust’s transfer agent.

Each class of shares of a ClearTarget Fund represents an interest in the same portfolio of investments of that Fund, has the same rights and is identical in all respects, except that (i) Class A and Class GA shares bear the expense of the initial sales charge (or CDSC, when applicable) and Class C and Class GC shares bear the expense of the CDSC, (ii) Class C and Class GC shares bear the expense of a higher distribution services fee than that borne by Class A, Class I, Class GA and Class GI shares do not bear such a fee, (iii) Class C and Class GC shares bear higher transfer agency costs than those borne by Class A, Class I, Class GA and Class GI shares, and (iv) each of Class A, Class C, Class GA and Class GC shares has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law.

Alternative Purchase Arrangements

Class A, Class C, Class GA and Class GC Shares. Class A, Class C, Class GA and Class GC shares have the following alternative purchase arrangements: Class A and Class GA shares are generally offered with an initial sales charge and Class C and Class GC shares are sold to investors choosing the asset-based sales charge alternative. Special purchase arrangements are available for group retirement plans. See “Alternative Purchase Arrangements — Group Retirement Plans” found herein. These alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances. Investors should consider whether, during the anticipated life of their investment in each ClearTarget Fund, the accumulated distribution services fee and CDSCs on Class C and Class GC shares, would be less than the initial sales charge and accumulated distribution services fee on Class A and Class GA shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A and Class GA shares. Class C and Class GC shares will normally not be suitable for the investor who qualifies to purchase Class A or Class GA shares at NAV. For this reason, the Distributor will reject any order for more than $1,000,000 for Class C and Class GC shares. In addition, the Distributor will generally reject any order for more than $1,000,000 for Class GA shares.

Class A and Class GA shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class C and Class GC shares. However, because initial sales charges are deducted at the time of purchase, investors purchasing Class A or Class GA shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A or Class GA shares because the accumulated continuing distribution charges on Class C and Class GC shares may exceed the initial sales charge on Class A or Class GA shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charges, not all their funds will be invested initially.

Other investors might determine, however, that it would be more advantageous to purchase Class C or Class GC shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution charges and being subject to a CDSC for a one-year period, respectively.

Class A and Class GA Shares

The public offering price of Class A and Class GA shares is the NAV plus a sales charge, as set forth below.

Sales Charge

Amount of Purchase	As % of Net Amount Invested	As % of the Public Offering Price	Discount or Commission to Dealers or Agents of up to % of Offering Price
$0 to $99,999	5.82%	5.50%	5.00%
$100,000 to $249,999	4.71%	4.50%	4.00%
$250,000 to $499,999	3.63%	3.50%	3.00%
$500,000 to $749,999	2.56%	2.50%	2.10%
$750,000 to $999,999	1.52%	1.50%	1.20%
$1,000,000 and above	0.00%	0.00%	0.00%

All or a portion of the initial sales charge may be paid to your financial representative. With respect to purchases of $1,000,000 or more, Class A and Class GA shares redeemed within eighteen months of purchase may be subject to a CDSC of up to 1%. The CDSC on Class A and Class GA shares will be waived on certain redemptions, as described below under “Contingent Deferred Sales Charge.”

No initial sales charge is imposed on Class A or Class GA shares issued (i) pursuant to the automatic reinvestment of income dividends or capital gains distributions or (ii) in connection with purchases of Class A or Class GA shares in the amount of $1,000,000 or more. Each ClearTarget Fund receives the entire NAV of its Class A and Class GA shares sold to investors. The Distributor’s commission is the sales charge shown above less any applicable discount or commission “reallowed” to selected dealers and agents. The Distributor will reallow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, the Distributor may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with the Distributor. A selected dealer who receives reallowance in excess of 90% of such a sales charge may be deemed to be an “underwriter” under the Securities Act.

In addition to the circumstances described above, certain types of investors may be entitled to pay no initial sales charge in certain circumstances described below.

Class A and Class GA Shares — Sales at NAV. Each ClearTarget Fund may sell its Class A or Class GA shares at NAV (i.e., without any initial sales charge) to certain categories of investors including:

•                  present and former Directors, Trustees, or Officers of any investment company managed by Allstate Institutional Advisers, LLC including domestic partners, and respective immediate family or the account of any trust or retirement plan or individual retirement account which holds shares for the benefit of those persons (provided such waiver applies to accounts established during the course of their employment).  The term “immediate family” includes a spouse, children, grandchildren, grandparents, parents, parents-in-law, sons-and daughters-in-law, adoptive children and the same respective parties that exist by operation of subsequent re-marriage(s);

•                  present and former Directors, Officers, or employees of Allstate Institutional Advisors, LLC or AIMCO including domestic partners, and respective immediate family or the account of any trust or retirement plan or individual retirement account which holds shares for the benefit of those persons (provided that such waiver applies to accounts established during the course of their employment); and

•                  present and former Directors, Officers, or associated persons or full-time employees of select broker/dealers and agents that have entered into a distribution agreement with the Allstate Funds including domestic partners, and respective immediate family or the account of any trust or retirement plan or individual retirement account which hold shares for the benefit of those persons (provided that such waiver applies to accounts established during the course of their employment).

Class C and Class GC Shares

Investors may purchase Class C and Class GC shares at the public offering price equal to the NAV per share of the respective Class C or Class GC shares on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for one year or more, upon redemption. Class C and Class GC shares are sold without an initial sales charge so that each ClearTarget Fund will receive the full amount of the investor’s purchase payment and, as long as the shares are held for one year or more, without a CDSC so that the investor will receive as proceeds upon redemption the entire NAV of his or her Class C or Class GC shares. The Class C and Class GC distribution services fee enables each ClearTarget Fund to sell Class C and Class GC shares without either an initial sales charge or CDSC, as long as the shares are held for one year or more. Class C and Class GC shares convert to Class A and Class GA shares, respectively, of the same Fund after 10 years, see page 55 for more details. Class C and Class GC shares incur higher distribution services fees than Class A and Class GA shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A and Class GA shares.

Contingent Deferred Sales Charge. Class A and Class GA share purchases of $1,000,000 or more that are redeemed within eighteen months of purchase will be subject to a CDSC of 1% and Class C and Class GC shares that are redeemed within one year of purchase will be subject to a CDSC of 1% as are Class A and Class GA share purchases by certain group retirement plans (see “Alternative Purchase Arrangement—Group Retirement Plans”) below. The charge will be assessed on an amount equal to the shares NAV at the time of redemption. No CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

In determining the CDSC applicable to a redemption of Class C and Class GC shares, it will be assumed that the redemption is, first, of any shares that are not subject to a CDSC (for example, because the shares were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable CDSC and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the ClearTarget Fund originally purchased by the shareholder.

Proceeds from the CDSC are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the ClearTarget Funds in connection with the sale of ClearTarget Fund shares, such as the payment of compensation to selected dealers and agents for selling ClearTarget Fund shares. The combination of the CDSC and the distribution services fee enables the Funds to sell shares without a sales charge being deducted at the time of purchase.

The CDSC is waived on redemptions of shares (i) following the death or disability, as defined in Section 72(m)(7) of the Code, of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder that has attained the age of 701/2, (iii) pursuant to, and in accordance with, a systematic withdrawal plan (see “Sales Charge Reduction Programs and Waivers — Systematic Withdrawal Plan” found herein), (iv) to the extent that the redemption is necessary to meet a plan participant’s or beneficiary’s request for a distribution or loan from a group retirement plan or to accommodate a plan participant’s or beneficiary’s direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan or (v) for certain permitted exchanges of shares.

Class I and Class GI Shares

Class I and Class GI shares are available to certain investors through a financial adviser at NAV for initial purchases of $1 million or more. Class I and Class GI shares do not incur any distribution services fees and will thus have a lower expense ratio. Class I and Class GI shares may be purchased and held solely:

(i)	through accounts established under a program or platform sponsored and maintained by a registered broker-dealer or other financial adviser approved by the Distributor; or

(ii)	through a qualified employee benefit plan (e.g., a 401(k) plan).

Alternative Purchase Arrangements – Group Retirement Plans

Each ClearTarget Fund offers special distribution arrangements for group retirement plans. However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Group retirement plans also may not offer all classes of shares of a ClearTarget Fund. In order to enable participants investing through group retirement plans to purchase shares of a Fund, the maximum and minimum investment amounts may be different for shares purchased through group retirement plans from those described herein. In addition, the Class A and Class GA CDSC may be waived for investments made through certain group retirement plans. Therefore, plan sponsors or fiduciaries may not adhere to these share class eligibility standards as set forth in the Prospectuses and this SAI. The Funds are not responsible for, and have no control over, the decision of any plan sponsor or fiduciary to offer such differing eligibility requirements.

Class A Shares. If the plan terminates a Fund as an investment option within eighteen months, then all plan purchases of Class A shares will be subject to a 1% CDSC on redemption.

Class C Shares. If a plan holding Class C shares becomes eligible to purchase Class A shares at NAV, the plan sponsor or other appropriate fiduciary of such plan may request the Distributor in writing to liquidate the Class C shares and purchase Class A shares with the liquidation proceeds. Any such liquidation and repurchase may not occur before the expiration of the 1-year period that begins on the date of the plan’s last purchase of Class C shares.

Choosing a Class of Shares for Group Retirement Plans. Plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of a Fund, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Plan fiduciaries should consider how these requirements differ from a Fund’s share class eligibility criteria before determining whether to invest.

Sales Charge Reduction Programs and Waivers

The ClearTarget Funds offer shareholders various programs through which shareholders may obtain reduced sales charges or reductions in CDSC through participation in such programs. In order for shareholders to take advantage of the reductions available through the combined purchase privilege, rights of accumulation and letters of intent, a ClearTarget Fund must be notified by the shareholder or his or her financial intermediary that they qualify for such a reduction. If a ClearTarget Fund is not notified that a shareholder is eligible for these reductions, that Fund will be unable to ensure that the reduction is applied to the shareholder’s account.

Combined Purchase Privilege. Shareholders may qualify for the sales charge reductions by combining purchases of shares of the ClearTarget Funds into a single “purchase.” By combining such purchases, shareholders may be able to take advantage of the quantity discounts described under “Alternative Purchase Arrangements — Class A and Class GA Shares.” A “purchase” means a single purchase or concurrent purchases of shares of one or more ClearTarget Funds, by (i) an individual, his or her spouse or domestic partner, or the individual’s children under the age of 21 years purchasing shares of a Fund for his, her or their own account(s); (ii) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved; (iii) the employee benefit plans of a single employer; or (iv) any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the ClearTarget Fund. The term “purchase” also includes purchases by any “company,” as the term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of the ClearTarget Funds or shares of other registered investment companies at a discount. The term “purchase” does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

Cumulative Quantity Discount (Right of Accumulation). An investor’s purchase of additional Class A or Class GA shares of a ClearTarget Fund may be combined with the value of the shareholder’s existing accounts, thereby enabling the shareholder to take advantage of the quantity discounts described under “Alternative Purchase Arrangements — Class A and Class GA Shares”. In such cases, the applicable sales charge on the newly purchased shares will be based on the total of:

(i)	the investor’s current purchase;

(ii)

the NAV (at the close of business on the previous day) of (a) all shares of each ClearTarget Fund held by the investor and (b) all shares held by the investor of any other Allstate Funds for which the investor, his or her spouse or domestic partner, or child under the age of 21 is the participant; and

(iii)	the NAV of all shares described in paragraph (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single “purchase” (see above).

For example, if an investor owned Class A shares of one ClearTarget Fund worth $200,000 at their then current NAV and, subsequently, purchased Class GA shares of the same or another ClearTarget Fund worth an additional $100,000, the initial sales charge for the $100,000 purchase would be the 3.50% rate applicable to a single $300,000 purchase of shares of the ClearTarget Fund, rather than the 5.50% rate.

Letter of Intent. Class A or Class GA investors may also obtain the quantity discounts described under “Alternative Purchase Arrangements – Class A or Class GA Shares” by means of a written Letter of Intent, which expresses the investor’s intention to invest at least $100,000 in shares of any of the ClearTarget Funds within 13 months (“Letter of Intent Period”) provided an initial investment of $5,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intent. At the investor’s option, a Letter of Intent may include purchases of shares of any of the ClearTarget Funds made not more than 90 days prior to the date that the investor signs a Letter of Intent, in which case the Letter of Intent Period during which the Letter of Intent is in effect will begin on the date of that earliest purchase. However, sales charges will not be reduced for purchases made prior to the date the Letter of Intent is signed.

Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the ClearTarget Funds under a single Letter of Intent. The market value of your existing holdings in Class A or Class GA shares as of the day immediately before the start of the Letter of Intent Period may be credited toward satisfying the Letter of Intent. For example, if at the time an investor signs a Letter of Intent to invest at least $250,000 in shares of a ClearTarget Fund, the investor and the investor’s spouse or domestic partner each purchase shares of a ClearTarget Fund worth $100,000 (for a total of $200,000), it will only be necessary to invest a total of $50,000 during the following 13 months in shares of a ClearTarget Fund or any other ClearTarget Fund, to qualify for the 4.50% sales charge on the total amount being invested in Class A or Class GA shares of a ClearTarget Fund (the sales charge applicable to an investment of $250,000).

The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is $5,000. Shares purchased with the $5,000 may be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed at their then NAV to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional ClearTarget Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

Investors wishing to enter into a Letter of Intent in conjunction with their initial investment in Class A or Class GA shares of a ClearTarget Fund can obtain a form of Letter of Intent by contacting the Allstate Funds at the address or telephone numbers shown on the cover of this SAI.

Reinstatement Privilege. A shareholder who has redeemed any or all of his or her Class A shares may reinvest all or any portion of the proceeds from that redemption in Class A shares of any ClearTarget Fund at NAV without any sales charge, provided that (i) such reinvestment is made within 60 calendar days after the redemption date. Shares are sold to a reinvesting shareholder at the NAV next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption transaction; therefore, there may be tax consequences with respect to the redemption (See “Dividends, Distributions and Taxes” section). Investors may exercise the reinstatement privilege by written request sent to the Allstate Funds at the address shown on the cover of this SAI.

Dividend Reinvestment Program. Shareholders of Class A, Class C or Class I shares may elect to have all dividends and capital gains distributions from their account paid to them in the form of additional shares of the same class of a ClearTarget Fund pursuant to each ClearTarget Fund’s Dividend Reinvestment Program. Dividend and capital gains distributions of Class A, Class C and Class I shares will automatically reinvest in additional shares of the same class of a ClearTarget Fund for distributions less than $25 unless a shareholder elects to receive distributions electronically at the shareholder’s bank of record. No initial sales charge or CDSC will be imposed on shares issued pursuant to the Dividend Reinvestment Program. Shares issued under this program will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. Investors wishing to participate in the Dividend Reinvestment Program should complete the appropriate section of the New Account Application. Current shareholders should contact the Allstate Funds to participate in the Dividend Reinvestment Program. Class GA, Class GC and Class GI shareholders automatically have all income and capital gains distributions from their account automatically reinvested in the form of additional shares in the same class of a ClearTarget Fund.  Dividends and distributions are taxable for federal income tax purposes whether received in cash or reinvested in additional shares.

In certain circumstances where a shareholder has elected to receive dividends and/or capital gain distributions in cash but the account has been determined to be lost due to mail being returned to us by the Postal Service as undeliverable, such shareholder’s distributions option will automatically be placed within the Dividend Reinvestment Program for future distributions. No interest will accrue on amounts represented by uncashed distribution checks.

Systematic Withdrawal Plan

General. Any shareholder who owns or purchases Class A or Class C shares of a ClearTarget Fund having a current NAV of at least $5,000 may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. The $5,000 account minimum does not apply to a shareholder owning shares through an individual retirement account or other retirement plan who has attained the age of 70-1/2 who wishes to establish a systematic withdrawal plan to help satisfy a required minimum distribution from such account or plan. Systematic withdrawal plan participants must elect to have their dividends and distributions from a ClearTarget Fund automatically reinvested in additional shares of the ClearTarget Fund.

Shareholders who own or purchase Class GA or Class GC shares of a ClearTarget Fund having a current NAV of at least $5,000 may establish a systematic withdrawal plan, provided proper notification is provided and certain other contractual provisions of the Guaranteed Lifetime Income Certificate are fulfilled. A shareholder in the systematic withdrawal plan will periodically receive a payment in a stated amount of not less than $50 on a selected date. The $5,000 account minimum does not apply to a shareholder owning shares through an individual retirement account or other retirement plan who has attained the age of 70 ½ who wishes to establish a systematic withdrawal plan to help satisfy a required minimum distribution from such account or plan. Systematic withdrawal plan participants must elect to have their dividends and distributions from a ClearTarget Fund automatically reinvested in additional shares of the ClearTarget Fund.

Shares of a ClearTarget Fund owned by a participant in the ClearTarget Fund’s systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such payments will be subject to any taxes applicable to redemptions and, except as discussed below with respect to Class A, Class GA, Class C and Class GC shares, any applicable CDSC. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor’s principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or the ClearTarget Funds.

Withdrawal payments will not automatically end when a shareholder’s account reaches a certain minimum level. Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder’s account and may subject the shareholder to the ClearTarget Fund’s involuntary redemption provisions, if applicable. See “Redemption and Repurchase of Shares — General.” Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges applicable when purchases are made.

Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House (“ACH”) network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of a ClearTarget Fund should complete the appropriate portion of the New Account Application, while current ClearTarget Fund shareholders desiring to do so can obtain an application form by contacting the Allstate Funds at the address or the telephone number shown on the cover of this SAI.

CDSC Waiver for Class A, Class C, Class GA and Class GC Shares. Under the systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class A, Class GA, Class C or Class GC shares in a shareholder’s account may be redeemed free of any CDSC.

With respect to Class A, Class GA, Class C and Class GC shares, shares held the longest will be redeemed first and will count toward the foregoing limitations. Redemptions in excess of those limitations will be subject to any otherwise applicable CDSC.

Payments to Financial Advisers and Their Firms

Financial intermediaries market and sell shares of the ClearTarget Funds. These financial intermediaries employ financial advisers and receive compensation for selling shares of the ClearTarget Funds. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or a Fund may pay. Your individual financial adviser may receive some or all of the amounts paid to the financial intermediary that employs him or her.

In the case of Class A and Class GA shares, all or a portion of the initial sales charge that you pay may be paid by the Distributor to financial intermediaries selling Class A and Class GA shares. The Distributor, the Adviser or an affiliate of the Adviser may also pay these financial intermediaries a fee of up to 1% on purchases of $1 million or more. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A and Class GA shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A and Class GA shares.

In the case of Class C and Class GC shares, the Distributor, the Adviser or an affiliate of the Adviser may pay, at the time of your purchase, a commission to firms selling Class C and Class GC shares in an amount equal to 1% of your investment. Additionally, up to 100% of the Rule 12b-1 fee applicable to Class C and Class GC shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class C and Class GC shares.

Your financial adviser’s firm may receive compensation from the Trust and/or the Distributor in several ways from various sources, which may include some or all of the following:

•          upfront sales commissions;

•          Rule 12b-1 fees;

•          additional distribution support;

•          defrayal of costs for educational seminars and training; and

•          payments related to providing shareholder record-keeping and/or transfer agency services.

Allstate Large Cap Index Fund

Shares of the Large Cap Index Fund may only be purchased and sold by the Allstate ClearTarget Funds. Shares of the Large Cap Index Fund are not currently available to the public.

REDEMPTION AND REPURCHASE OF SHARES

The following information supplements that set forth in your Prospectus under the heading “Investing in the Funds” or “Investing in the Fund” for the Large Cap Index Prospectus. The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. In such cases, orders will receive the NAV next computed after such order is properly received and reviewed by the authorized broker or designee and accepted by the Funds.

Redemption

Subject only to the limitations described below, the Trust’s Declaration of Trust requires that the Funds redeem the shares tendered to them, as described below, at a redemption price equal to their NAV as next computed following the receipt of shares tendered for redemption in proper form. Except for any CDSC which may be applicable to Class A, Class C, Class GA or Class GC shares, there is no redemption charge. However, with respect to Class GA, Class GC and Class GI shares redemptions under the policies herein may affect your benefits under the Guaranteed Benefit Certificate. Payment of the redemption price normally will be made within seven days after the Funds’ receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial intermediary.

The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of a Fund.

Payment of the redemption price normally will be made in cash. No interest will accrue on uncashed redemption checks. The value of a shareholder’s shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of a Fund’s portfolio securities at the time of such redemption or repurchase. Redemption proceeds on Class A, Class C, Class GA and Class GC shares will reflect the deduction of the CDSC, if any. For federal income tax purposes, payment received by a shareholder upon redemption or repurchase of his or her shares, assuming the shares constitute capital assets in his or her hands, generally will result in long-term or short-term capital gains (or loss) depending upon the shareholder’s holding period and basis in the shares redeemed.

To redeem shares of a Fund, the registered owner or owners should forward a letter to that Fund containing a request for redemption. The Funds may require the signature or signatures on the letter to be Medallion Signature Guaranteed. Please contact the Allstate Funds to confirm whether a Medallion Signature Guarantee is needed.

Telephone Redemption By Electronic Funds Transfer. A holder of Class A, Class C or Class I shares is entitled to request redemption by electronic funds transfer by telephone at (877) 663-3232 if the shareholder has completed the appropriate portion of the New Account Application or, if an existing shareholder has not completed this portion, by an Account Services Form application obtained from the Allstate Funds (except for certain omnibus accounts). A telephone redemption request by electronic funds transfer may not exceed $50,000 and must be made and confirmed by 4:00 p.m., Eastern time on a Fund business day as defined above. Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder’s designated bank account at a bank selected by the shareholder that is a member of the NACHA.

Telephone Redemption By Check. A holder of Class A, Class C or Class I shares is eligible to request redemption by check of Fund shares by telephone at (877) 663-3232 before 4:00 p.m., Eastern time on a Fund business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder’s address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to the Allstate Funds, or by checking the appropriate box on the New Account Application.

Telephone Redemptions – General. During periods of drastic economic, market, or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching the Allstate Funds by telephone. If a shareholder were to experience such difficulty, the shareholder should issue written instructions to the Allstate Funds at the address shown on the cover of this SAI. The Allstate Funds reserve the right to suspend or terminate their telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i)    held in nominee or “street name” accounts, (ii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iii) held in any retirement plan account. None of the Funds, the Trust, the Adviser, the Distributor or BFDS will be responsible for the authenticity of telephone requests for redemptions that the Allstate Funds reasonably believe to be genuine. The Allstate Funds will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Allstate Funds did not employ such procedures, they could be liable for losses arising from unauthorized or fraudulent telephone instructions.

General

With respect to Class A, Class C and Class I shares, if your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding retirement accounts), the Fund may redeem all your Fund shares within your account after giving you 60 days prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount or by using the Automatic Investment Plan. No CDSC will be deducted from the proceeds of this redemption.

In the case of a redemption or repurchase of shares of a Fund recently purchased by check, redemption proceeds will not be made available until the Funds are reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

SHAREHOLDER SERVICES

The following information supplements that set forth in your ClearTarget Funds Prospectus under the heading “Investing in the Allstate Funds.” The shareholder services set forth below are applicable to all classes of shares unless otherwise indicated.

Automatic Investment Program

Investors may purchase Class A, Class GA, Class C or Class GC shares of a Fund through an automatic investment program utilizing “Electronic Funds Transfer” drawn on the investor’s own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount are used to purchase shares through the selected dealer or selected agent designated by the investor at the public offering price next determined after the Allstate Funds receives the proceeds from the investor’s bank. In order to qualify for the Automatic Investment Program, a Class A or Class C shares investor need not make an initial purchase but must commit to a monthly contribution of at least $50. Class GA or GC shares investors must make an initial purchase of at least $2,500 and commit to a monthly contribution of at least $50. In electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the New Account Application. Current shareholders should contact the Allstate Funds at the address or telephone numbers shown on the cover of this SAI to establish an automatic investment program.

Exchange Privilege

You may exchange your investment in Class A, Class C or Class I shares of each ClearTarget Fund for shares of the same class of other Funds. Exchanges of shares are made at the NAV next determined and without sales or service charges. Exchanges may be made by telephone or written request. In order to receive a day’s NAV, the Allstate Funds must receive and confirm a telephone exchange request by 4:00 p.m., Eastern time, on that day. Class GA, GC and Class GI shares are not eligible for exchanges of the same class of shares of other Funds; however, subject to the terms of the Guaranteed Lifetime Income Certificate, you may exchange Class GA shares of a Fund for Class A shares of the same Fund or another Fund without being subject to a sales charge and you may exchange Class GI shares of a Fund for Class I shares of the same Fund or another Fund. Subject to the terms of the Guaranteed Lifetime Income Certificate, you may also exchange Class GC shares of a Fund for Class C shares of the same Fund or another Fund without being subject to a 1% CSDC, sales charge.

You may also exchange your Class A shares for Class GA shares of the same Fund or another Fund without being subject to a sales charge. You may exchange your Class C shares for Class GC shares of the same Fund or another Fund without being subject to a 1% CDSC. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange from the Class C shares. You may exchange your Class I shares of a Fund for Class GI shares of the same Fund or another Fund. However, Class A, Class C, or Class I shares acquired through an exchange out of the respective Class GA, Class GC, or Class GI shares are subject to a 60-day waiting period prior to any subsequent exchange back into the respective Class GA, Class GC, or Class GI shares (“waiting period restriction”). The waiting period restriction includes all Class A, Class C, or Class I shares held directly in your own name or indirectly through an account owned or controlled by:

•	your spouse or domestic partner, or your children under the age of 21 (“restricted family member”);

•	a trustee or other fiduciary single trust, estate or single fiduciary account in which you or a restricted family member are a beneficiary;

•	an employee benefit plan to which you or a restricted family member are a beneficiary; or

•	any privately-held company in which you or a restricted family member have a controlling interest.

Exchanges into Class GA, Class GC or Class GI shares may be done by mail, subject to the initial purchase requirements of such classes.

Shares will continue to age without regard to exchanges for purpose of determining the CDSC, if any, upon redemption. When redemption occurs, the CDSC applicable to the originally purchased shares is applied.

Please read carefully your Prospectus before submitting an exchange request. Call the Allstate Funds at (877) 663-3232 to exchange shares. The exchange service may be modified, restricted or terminated on 60 days written notice.

All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in your Prospectus. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective NAVs as next determined following receipt by the Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in such Fund’s prospectus or (ii) a telephone request for such exchange in  accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date. For federal income tax purposes, exchanges of shares of a Fund are treated as a redemption, which generally will result in the realization of a capital gain or loss, and a purchase of shares of the new Fund (See “Dividends, Distributions and Taxes” section).

Each Class A, Class C and Class I Fund shareholder and the shareholder’s financial intermediary are authorized to make telephone requests for exchanges unless the Allstate Funds receive written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the New Account Application. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

Eligible Class A, Class C or Class I shareholders desiring to make an exchange should telephone the Allstate Funds with their account number and other details of the exchange at (877) 663-3232 before 4:00 p.m., Eastern time, on a Fund business day as defined above. Telephone requests for exchange received and confirmed before 4:00 p.m., Eastern time on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic, market, or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching the Allstate Funds by telephone. If a shareholder were to experience such difficulty, the shareholder should issue written instructions to the Allstate Funds at the address shown on the cover of this SAI.

None of the Funds, the Trust, the Adviser, the Distributor or BFDS will be responsible for the authenticity of telephone requests for exchanges that a Fund reasonably believes to be genuine. A Fund will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If a Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for exchanges.

The exchange privilege is available only in states where shares of the Fund being acquired may be legally sold. Each ClearTarget Fund reserves the right, at any time on 60 days written notice to its shareholders, to modify, restrict or terminate the exchange privilege.

Automatic Conversion of Class C Shares to Class A Shares

Class C and GC shares automatically convert to Class A and Class GA shares, respectively, in the month of the 10-year anniversary of the purchase date.  Class C and Class GC shares issued upon reinvestment of income and capital gain dividends and other distributions will be converted to Class A and Class GA shares, respectively, on a pro rata basis with the Class C and Class GC shares.  These automatic conversions are not taxable events for federal income tax purposes.  Should this conclusion change, the automatic conversion process may be suspended.  If the automatic conversion process is suspended, you would have the option to exchange your Class C and Class GC shares to Class A and Class GA shares, respectively, in or after the same anniversary month mentioned above without incurring sales charges or fees, but you may incur tax consequences as a result.  Such an exchange would be based on the relative NAVs of the Class C and Class GC shares and Class A and Class GA shares, respectively, involved in the exchange.

Statements and Reports

Each shareholder of a Fund will receive semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of that Fund’s independent registered public accounting firm, Deloitte & Touche LLP, as well as a confirmation of each purchase and redemption. By contacting his or her financial intermediary or the Allstate Funds, a shareholder can arrange for copies of his or her account statements to be sent to another person.

NET ASSET VALUE

The price of each Fund’s shares is based on its NAV, which, for the ClearTarget Funds, in turn is based on the NAVs of the Underlying Portfolios in which it invests. Each Fund’s NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Because certain of the Underlying Portfolios may invest in securities that are primarily traded on foreign exchanges that trade on weekends or other days when a Fund does not price its shares, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.

Allstate Large Cap Index Fund

For the Large Cap Index Fund, the market value of domestic equity securities is determined by valuing securities traded on national securities markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price. Foreign equity securities that trade in the U.S. are valued as of the close of trading on the primary U.S. exchange or market on which they trade; otherwise, foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade.

Securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when the Fund’s NAV is computed, are valued at a fair value as determined in good faith under the supervision of the Board of Trustees and in accordance with the Allstate Funds’ valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security.

AB Underlying Portfolios

Each AB Underlying Portfolio values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the AB Underlying Portfolios’ Board of Directors. When an AB Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. An AB Underlying Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by an AB Underlying Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Each AB Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. An AB Underlying Portfolio may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the AB Underlying Portfolio values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, each AB Underlying Portfolio believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Underlying Portfolios may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

The Board of Directors of the AB Underlying Portfolios has delegated responsibility for valuing each AB Underlying Portfolio’s assets to AllianceBernstein. AllianceBernstein has established a Valuation Committee, which operates under the policies and procedures approved by the AB Underlying Portfolios’ Board, to value each AB Underlying Portfolio’s assets on behalf of the AB Underlying Portfolio. The Valuation Committee values AB Underlying Portfolio assets as described above.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends paid by the Funds, if any, with respect to Class A, Class C, Class I, Class GA, Class GC and Class GI shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution services fee applicable to Class C and Class GC shares, and any incremental transfer agency costs relating to Class C and Class GC shares, will be borne exclusively by the class to which they relate.

The following is intended to be a general summary of certain federal income tax consequences of investing in the Funds. It is not intended as a complete discussion of all such consequences or a discussion of circumstances applicable to certain types of shareholders. Investors are therefore advised to consult their tax advisers before making an investment decision.

Each Fund intends to qualify and to continue to qualify each year as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”).  In order to so qualify, each Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and 90% of its net tax-exempt income and (iii) at the end of each fiscal quarter (a) maintain at least 50% of the value of its total assets in cash and cash items, U.S. government securities, securities of other RICs, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) have no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships.

To the extent that a Fund qualifies for treatment as a RIC, it will not be subject to federal income tax on income or gains paid to shareholders in the form of dividends or capital gains distributions.

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund’s “required distribution” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of a Fund’s ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 of such calendar year plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax.

Shareholders will be subject to federal income taxes on distributions made by a Fund whether received in cash or additional shares of a Fund. Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable in the year they are declared, rather than the year in which they are received. Distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than “qualified dividend income,” if any, will be taxable to shareholders as ordinary income. It is not anticipated that a Fund will qualify to pay any exempt interest dividends. For taxable years beginning prior to January 1, 2011, distributions of qualified dividend income, as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), by a Fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied.

Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum federal income tax rate of 15%, without regard to how long a shareholder has held shares of a Fund. Unless extended by future legislation, the 15% federal income tax rate on net capital gain will expire for taxable years beginning after 2010 and will be replaced by a maximum federal income tax rate on net capital gains of 20%. Corporate shareholders are taxed on net capital gain at the same federal income tax rates applicable to ordinary income. Dividends paid by a Fund may qualify in part for the 70% dividends received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied by the Fund and the corporate shareholders. Generally, however, dividends received on stocks of foreign issuers are not eligible for the dividends received deduction when distributed to a Fund’s corporate shareholders.

To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In order for dividends received by a Fund’s shareholders to be treated as qualified dividend income, the Fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns. A dividend will not be treated as qualified dividend income at the Fund level if the dividend is received with respect to any share of stock held for 60 days or fewer during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days or fewer during the 181-day period beginning 90 days before such date). In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level), (1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of stock of a foreign corporation that is readily tradeable on an established securities market in the United States) or (b) treated as a passive foreign investment company for its current or preceding taxable year. If a Fund receives dividends from an Underlying Portfolio that qualifies as a RIC and the Underlying Portfolio designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income as well, provided the Fund meets the holding period and other requirements with respect to shares of the Underlying Portfolio.

After the close of each year, each ClearTarget Fund will notify its shareholders of the amount and type of dividends and distributions made in that year.

Gain or loss realized upon a redemption or other disposition (such as an exchange) of shares of a Fund by a shareholder generally will be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such period, as short-term capital gain or loss. A shareholder may be limited in his or her ability to utilize capital losses. Any loss on the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends paid to the shareholder with respect to such shares. Any loss a shareholder realizes on a sale or exchange of shares will be disallowed if the shareholder acquires other shares of that Fund (whether through the automatic reinvestment of dividends or otherwise) or substantially identical stock or securities within a 61-day period beginning 30 days before and ending 30 days after the shareholder’s sale or exchange of the shares. In such case, the shareholder’s tax basis in the shares acquired will be adjusted to reflect the disallowed loss. Upon the exchange of shares (or reinvestment in shares of the same Fund) that were purchased subject to a sales charge and held for less than 91 days, the lesser of (i) the sales charge incurred on the exchanged shares or (ii) the sales charge waived on the reinvested shares is included in the tax basis of the reinvested shares and is not included in the tax basis of the exchanged shares.

The use of a fund-of-funds structure could affect the amount, timing, and character of distributions from a ClearTarget Fund, and, therefore, may increase the amount of taxes payable by shareholders. Because each ClearTarget Fund will invest substantially all of its assets in shares of the Underlying Portfolios, its distributable income and gains will normally consist largely of distributions from the Underlying Portfolios in which it invests and gains and losses on the disposition of shares of the Underlying Portfolios. Generally, the character of the income or capital gains that the ClearTarget Funds receive from the Underlying Portfolios will pass through to the ClearTarget Funds’ shareholders so long as the Fund and the Underlying Portfolios qualify as RICs. However, to the extent that an Underlying Portfolio realizes net losses on its investments for a given taxable year, a ClearTarget Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other Underlying Portfolios in which it invests) until it disposes of shares of such Underlying Portfolio. Moreover, even when a ClearTarget Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as an ordinary deduction. In particular, a ClearTarget Fund will not be able to offset any capital losses from its dispositions of Underlying Portfolio shares against its ordinary income (including distributions of any net short-term capital gains from an Underlying Portfolio). As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that a ClearTarget Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the Underlying Portfolios, rather than investing in shares of the Underlying Portfolios. For similar reasons, the character of distributions from a ClearTarget Fund (e.g., long-term capital gain, qualified dividend income, eligibility for dividends received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the Underlying Portfolios.

Depending on a ClearTarget Fund’s percentage ownership in an Underlying Portfolio both before and after a redemption of the Underlying Portfolio’s shares, the Fund’s redemption of shares of such Underlying Portfolio may cause the Fund to be treated as receiving a dividend taxable as ordinary income (although possibly eligible for qualified dividend income treatment) on the full amount of the distribution instead of receiving capital gain (or capital loss) on only the amount received in excess of (or that is less than) the basis in the shares of the Underlying Portfolio. This might be the case, for example, where a ClearTarget Fund holds a significant interest in an Underlying Portfolio and redeems only a small portion of such interest.

If you purchase shares of a Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of your purchase price back as a taxable distribution.  This is referred to as “buying a dividend.”

Taxation of the Funds

The Funds or an Underlying Portfolio’s transactions, if any, in forward contracts, options, futures contracts and hedged investments may be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by a Fund or Underlying Portfolio (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to a Fund or Underlying Portfolio, defer a Fund’s or Underlying Portfolio’s losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund or an Underlying Portfolio to mark-to-market certain types of positions (i.e., treat them as if they were closed out), which may cause a Fund or Underlying Portfolio to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements of the Code for avoiding federal income and excise taxes.

If an option which a Fund or an Underlying Portfolio has written expires on its stipulated expiration date, the Fund or Underlying Portfolio recognizes a short-term capital gain. If a Fund or an Underlying Portfolio enters into a closing purchase transaction with respect to an option which it has written, the Fund or Underlying Portfolio realizes a short-term capital gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security. If a call option which a Fund or an Underlying Portfolio has written is exercised, the Fund or Underlying Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

If an option which a Fund or an Underlying Portfolio has purchased expires on the stipulated expiration date, the Fund or Underlying Portfolio realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund or an Underlying Portfolio exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security which will be decreased in the case of a gain and increased in the case of a loss by the premium originally paid.

Options on certain broad-based stock indices held by a Fund or an Underlying Portfolio at the end of each fiscal year generally are treated under the Code as “Section 1256 contracts.” Any gains or losses on these Section 1256 contracts held by a Fund or an Underlying Portfolio at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are “marked-to-market” for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales of such securities will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss (“60/40 gain or loss”). Certain other options, futures contracts and options on futures contracts utilized by the Funds and Underlying Portfolios may also be Section 1256 contracts.

A Fund or Underlying Portfolio’s entry into a short sale transaction, an option or certain other contracts could be treated as the constructive sale of an appreciated financial position, causing the Fund or Underlying Portfolio to realize gain, but not loss, on the position.

The Funds and Underlying Portfolios may invest in debt securities that are issued at a discount. Although a Fund and Underlying Portfolio may not actually receive interest payments on these securities, the Fund or Underlying Portfolio will be required to include in its net investment income a portion of the excess of the face value of such securities over their issue price (“original issue discount”) for each year the Fund or Underlying Portfolio holds such securities. To obtain cash in order to distribute such original issue discount to its shareholders, the Fund or Underlying Portfolio may have to dispose of other securities at a time when it might otherwise have continued to hold them. Distributions of amounts representing original issue discount are taxable as ordinary income and will not constitute qualified dividend income.

The Funds and Underlying Portfolios may also acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If a Fund or Underlying Portfolio invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Fund or Underlying Portfolio elects to include the market discount in income as it accrues. Such market discount will not constitute qualified dividend income.

A Fund’s or Underlying Portfolio’s investment in lower-rated or unrated debt securities may present issues for the Fund or Underlying Portfolio if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

REITs

An Underlying Portfolio may invest in REITs that hold residual interests in REMICs. Under a notice issued by the Internal Revenue Service (“IRS”), a portion of an Underlying Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. The notice provides that excess inclusion income of a RIC, such as a Fund or some of the Underlying Portfolios, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (a) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (b) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, and (c) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

Passive Foreign Investment Companies (“PFIC”)

If a Fund or an Underlying Portfolio receives an “excess distribution” with respect to the stock of a PFIC, the Fund or Underlying Portfolio itself may be subject to federal income tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund or Underlying Portfolio to its shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute certain investment-type assets or 75% or more of its gross income is certain investment-type income.

Under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund or Underlying Portfolio held the PFIC stock. A Fund or Underlying Portfolio itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

Rather than being taxed on the PFIC income as discussed above, a Fund or Underlying Portfolio may be eligible to elect alternative tax treatment. Under an election that currently is available in certain circumstances, a Fund or Underlying Portfolio generally would be required to include in income its share of the PFIC’s income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. In addition, another election may be available that would involve marking to market a Fund’s or Underlying Portfolio’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and treated as ordinary income or loss (subject to certain limitations). If this election is available and is made, federal income tax at a Fund level or Underlying Portfolio level (if the Underlying Portfolio qualifies as a RIC) under the PFIC rules would generally be eliminated, but the Fund or Underlying Portfolio could, in limited circumstances, incur nondeductible interest charges. A Fund or Underlying Portfolio’s intention to qualify annually as a RIC may limit its options with respect to PFIC shares. The Funds will not be entitled to make elections with respect to shares of a PFIC held by an Underlying Portfolio in which the Fund invests; rather the Underlying Portfolio investing in the PFIC would decide whether to make such elections.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund or Underlying Portfolio itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not invest in PFIC shares.

Foreign Currency Transactions

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund or an Underlying Portfolio accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time a Fund or Underlying Portfolio actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Foreign Taxation

Income received by a Fund or an Underlying Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Under current law, a fund-of-funds cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by an underlying fund. A Fund is only permitted to elect to pass through to its shareholders foreign income taxes it pays only if more than 50% of the value of its total assets consists of stock and securities in foreign corporations at the close of its taxable year. Foreign securities held indirectly through most Underlying Portfolios do not contribute to this 50% threshold. As a result, it is not anticipated that any Fund will be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by such Fund or Underlying Portfolio in which the Fund invests, with the result that shareholders will not be required to include in income, and will not be entitled to take any tax credits or deductions for such foreign taxes on their own federal income tax returns.

Any redemption of G Shares to pay the annual expense of the Guaranteed Lifetime Income Certificate or state premium taxes or as a result of the cancellation of a Guaranteed Lifetime Income Certificate will generally be a taxable transaction to you for federal income tax purposes as if the redemption proceeds had been paid to you.  The federal income tax treatment of a shareholder’s receipt of a payment, if any, under a Guaranteed Lifetime Income Certificate is uncertain.  The payment may be treated as ordinary income.  If the payment is treated as ordinary income, a shareholder’s ability to offset such ordinary income with capital losses, including any capital loss realized on the redemption of Fund shares, will be limited.

Other Taxes

Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding the application of federal, foreign, state and local taxes to their particular situation.

When a shareholder opens an account, IRS regulations require that the shareholder provide a taxpayer identification number (TIN), certify that it is correct, and certify that he, she or it is not subject to backup withholding.  If a shareholder fails to provide a TIN or the proper tax certifications, each Fund is required to withhold 28% of all distributions (including dividends and capital gain distributions) and redemption proceeds paid to the shareholder.  Each Fund is also required to begin backup withholding on an account if the IRS instructs it to do so.  Amounts withheld may be applied to the shareholder’s federal income tax liability and the shareholder may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by an applicable treaty).  However, effective for taxable years of a Fund beginning before January 1, 2010, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. shareholder with respect to dividends attributable to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund.  A Fund may choose not to designate any such amounts.

Special rules apply to foreign persons who receive distributions from a Fund that are attributable to gain from “United States real property interests” (“USRPIs”). The Code defines USRPIs to include direct holdings of United States real property and any interest (other than an interest solely as creditor) in a “United States real property holding corporation.” The Code defines a United States real property holding corporation as any corporation whose USRPIs make up 50% or more of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, if a Fund is a United States real property holding corporation (determined without regard to certain exceptions), the distribution of gains from USRPIs to foreign shareholders that own more than 5% of a class of such Fund’s shares at any time during the one-year period ending on the date of the distribution is subject to U.S. federal income tax withholding at rates of up to 35% and obligates such foreign shareholder to file a U.S. income tax return. To the extent a distribution to such foreign shareholder is attributable directly or indirectly to gains from the sale or exchange of USRPIs recognized by a REIT in which the Fund or an Underlying Portfolio invests, the Code treats that gain as the distribution of gain from a USRPI to the foreign shareholder which would be subject to U.S. withholding tax of up to 35% and would result in U.S. income tax filing obligations for the foreign shareholder.

FUND TRANSACTIONS

Subject to the general oversight of the Board, the Adviser is responsible for the investment decisions and the placement of orders for portfolio transactions for a Fund. The Adviser has delegated such decisions to the Subadvisers. A Fund’s Subadviser determines the broker or dealer to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission (for transactions on which a commission is payable) and the best price obtainable on each transaction (generally defined as “best execution”). In connection with seeking best price and execution, a Fund does not consider sales of shares of an Underlying Portfolio or other investment companies managed by the Adviser, AIMCO or AllianceBernstein as a factor in the selection of brokers and dealers to effect portfolio transactions and has adopted a policy and procedures reasonably designed to preclude such considerations.

When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser or a Subadviser. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if a Fund determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage, research and statistical services provided by the executing broker.

To the extent that such persons or firms supply investment information to the Adviser or a Subadviser for use in rendering investment advice to a Fund, such information may be supplied at no cost to the Adviser or a Subadviser, and therefore may have the effect of reducing the expenses of the Adviser or a Subadviser in rendering advice to that Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser or a Subadviser probably does not reduce the overall expenses of the Adviser or a Subadviser to any material extent.

The investment information provided to the Adviser or a Subadviser is of the type described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser or a Subadviser’s own internal research and investment strategy capabilities. Research services furnished by brokers through which a Fund effects securities transactions are used by the Adviser or a Subadviser in carrying out its investment responsibilities with respect to all its client accounts.

The extent to which commissions that will be charged by broker-dealers selected by a Fund may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Fund places portfolio transactions, the Adviser or a Subadviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser or a Subadviser in servicing its other clients as well as a Fund; but, on the other hand, certain research services obtained by the Adviser or a Subadviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in serving a Fund.

Each Fund, or the Underlying Portfolios, may deal in some instances in securities that are not listed on a national stock exchange but are traded in the over-the-counter market. Each Fund, or the Underlying Portfolios, may also purchase listed securities through the third market, i.e., from a dealer that is not a member of the exchange on which a security is listed. Where transactions are executed in the over-the-counter market or third market, each Fund, or the Underlying Portfolios, will seek to deal with the primary market makers; but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, each Fund, or the Underlying Portfolios, will attempt to negotiate best execution.

Allocations for the ClearTarget Funds are made by AllianceBernstein. Purchases and sales of portfolio securities for the Large Cap Index Fund are determined by AIMCO and are placed with broker-dealers by AIMCO.

During the fiscal year ended August 31, 2008, the Large Cap Index Fund paid the following brokerage commissions on agency transactions:

Broker	2008
Jefferies & Company Inc.	$2,267

During the fiscal year ended August 31, 2008, the Large Cap Index Fund, paid the following directed brokerage transactions to brokers for proprietary and third party research services.  The amount of such transactions and related commissions were as follows:

Name of Fund/Broker	Research Commission Transactions	Research Commissions
None	$0	$0

Disclosure of Portfolio Holdings

The Trust’s policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holdings information to be shared with the Trust’s service providers, because such parties generally need or may need access to such information in the performance of their duties and responsibilities. The parties who have access to nonpublic portfolio holdings on a daily and ongoing basis include the Trust’s Adviser, Subadvisers, administrator and fund accountant, custodian and pricing services. The Trust’s independent public accountants, attorneys and trustees have access to nonpublic portfolio holdings on an as needed basis. In addition, the Funds’ portfolio holdings may be discussed with broker/dealers for the purpose of analyzing or trading such securities. Such parties are subject to duties of confidentiality, including a duty not to trade on nonpublic information. These duties arise from the service provider’s agreement or by virtue of the party’s relationship with the Trust. For example, the Trust’s attorneys have ethical obligations (including duties of confidentiality) under state law and the trustees have certain duties of confidentiality, including a duty not to trade, under the Trust’s code of ethics. To the extent any of these duties are deemed not to extend to the Funds’ portfolio holdings or to the extent a party were to violate a duty of confidentiality, a Fund could be harmed if the party used the portfolio information to trade against the Fund or otherwise used the information in a way that harmed the Fund.

Nonpublic portfolio holdings information may also be disclosed by the Funds, the Adviser, or a Subadviser to third parties other than those described above, provided that (i) the Trust’s Chief Compliance Officer makes a good faith determination that the Fund has a legitimate business purpose to provide the information and the disclosure is in the Fund’s best interests; (ii) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, or persons who are likely to use the information for purposes of purchasing or selling shares of the Fund prior to the portfolio holdings becoming public information; (iii) the recipient signs a written confidentiality agreement which includes a duty not to trade on the nonpublic information; and (iv) the Chief Compliance Officer of the Trust approves of the disclosure. Currently, there are no arrangements to which these conditions apply.

No compensation or other consideration is received by the Trust, the Adviser or a Subadviser or any affiliates of the Trust, the Adviser or a Subadviser for disclosure of portfolio holdings information. The Chief Compliance Officer provides the Board of Trustees with quarterly reports of any potential exceptions to, or violations of, the Trust’s policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter, as well as periodic reports of any material issues arising under such policies and procedures. The Chief Compliance Officer is responsible for monitoring compliance with these procedures, including requesting information from service providers.

The Funds disclose their portfolio holdings to the extent required by law.

GENERAL INFORMATION

Capitalization

The authorized units of beneficial interest of each Fund is unlimited and has no par value. All shares of each Fund, when issued, are fully paid and non-assessable. The Trustees are authorized to reclassify and issue any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the laws of the State of Delaware.

It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Trustees.

A Fund shareholder will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from that Fund’s assets and, upon redeeming shares, will receive the then current NAV of that Fund represented by the redeemed shares less any applicable CDSC. The Board is empowered to establish, without shareholder approval, additional series, which may have different investment objectives and policies than those of any Fund, and additional classes of shares within each Fund. If an additional class were established in the Funds, each share of the class would normally be entitled to one vote for all purposes. Generally, shares of each class would vote together as a single class on matters, such as the election of Trustees, that affect each class in substantially the same manner. Each class of shares of a Fund has the same rights and is identical in all respects, except that each of Class A, Class C, Class GA and Class GC shares of each ClearTarget Fund bears its own distribution expenses. Each class of shares of a Fund votes separately with respect to that Fund’s Rule 12b-1 distribution plan and other matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Trustees and, in liquidation of each Fund, are entitled to receive the net assets of each Fund.

Counsel

Vedder Price P.C., located at 222 North LaSalle Street, Chicago, Illinois 60601, acts as legal counsel to the Trust.

Independent Registered Public Accounting

Deloitte & Touche LLP, 555 East Wells Avenue, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Funds.

Additional Information

Any shareholder inquiries may be directed to the shareholder’s financial intermediary or to the Allstate Funds at the address or telephone number shown on the front cover of this SAI. This SAI does not contain all the information set forth in the Registration Statement filed by the Funds with the Commission. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

The Allstate Large Cap Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors makes any representation or warranty, express or implied, to the owners of the Allstate Large Cap Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Allstate Large Cap Index Fund particularly or the ability of the S&P 500 to track general stock market performance. S&P’s and its third party licensor’s only relationship to the Allstate Financial Investment Trust is the licensing of certain trademarks and trade names of S&P and the third party licensors and of the S&P 500 which is determined, composed and calculated by S&P or its third party licensors without regard to the Allstate Financial Investment Trust or the Allstate Large Cap Index Fund. S&P and its third party licensors have no obligation to take the needs of the Allstate Financial Investment Trust or the owners of the Allstate Large Cap Index Fund into consideration in determining, composing or calculating the S&P 500. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the Allstate Large Cap Index Fund or the timing of the issuance or sale of the Allstate Large Cap Index Fund or in the determination or calculation of the equation by which the Allstate Large Cap Index Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Allstate Large Cap Index Fund.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

The S&P®, S&P 500®, Standard & Poor’s® and Standard & Poor’s 500® are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Allstate Financial Investment Trust.

FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Allstate Funds, including the notes thereto, dated August 31, 2008 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, and are incorporated by reference into this SAI from the 2008 Annual Reports of the Funds.

APPENDIX A

OPERATING PROCEDURES FOR PROXY VOTING

ALLSTATE INVESTMENT MANAGEMENT COMPANY

CHAPTER 3g

TABLE OF CONTENTS

1.	REGULATORY BACKGROUND	2

2.	ROLES AND RESPONABILITIES	2
2.1	Owners	2

3.	PROXY VOTING PROCESS	2
3.1	Overview / Delegation to PGI and Alliance Bernstein	2
3.2	General Maintenance	3
3.3	Vote Execution	3
3.4	Shares Out On Loan	3
3.5	Conflicts Of Interest	3
3.6	Record Keeping	4
3.7	Client Information Requests	4

4.	KEY PROCESS CONTROLS	4

1.  Regulatory Background

AIMCO, as a Securities and Exchange Commission (SEC) registered investment advisor, has a fiduciary responsibility to act in its clients’ best interest.  This obligation includes the execution of client proxy votes.  The Investment Advisers Act of 1940, as amended, details an investment adviser’s fiduciary obligation when the adviser has authority to vote client proxies.  Advisers are required to adopt written policies and procedures designed to ensure that proxies are voted in the clients’ best interest, to disclose to clients information regarding the proxy voting policies and procedures, to disclose how clients may obtain information on how the advisor voted, and to maintain specific records. This Procedure addresses the voting process and record keeping requirements. The disclosure requirements are addressed in the procedure for Registered Investment Advisors (AIMCO) Chapter 1c.

The Employee Retirement Income Security Act of 1970 (ERISA) also established proxy voting requirements in cases where the investment advisor manages pension plan assets.  This legislation requires that investment advisors establish written procedures, including specification of record keeping requirements. All of the ERISA conditions are included in the procedures described herein.

Allstate Investments, LLC is not an SEC registered entity and is not subject to these regulatory requirements. However, as a matter of practical efficiency, and to help ensure AIMCO’s compliance with these regulations, all proxy votes for companies managed by both entities will be included in the proxy voting and record keeping procedures described herein.  AIMCO and Allstate Investments, LLC are hereinafter referred to as the “Investment Manager”.

A copy of the SEC Final Rule 206(4) on Proxy Voting By Investment Advisers, Alliance Bernstein’s Proxy Voting Manual, and PROXY Governance, Inc. Policy and Analysis Methodology Summary are on file with the Compliance Director.  These are useful references to be considered in conjunction with this Procedure.

2. Roles and Responsibilities

2.1  Owners

•  The officer responsible for the Equity Division has ultimate operational responsibility for the overall proxy voting process.

•  The officer responsible for the asset group receiving non-PGI covered proxies are responsible for processing the proxy votes in accordance with this procedure.

•  The Head of Investment Law is responsible for maintaining currency with the regulations and, as they change, with communicating such changes to the appropriate personnel.

3.  Proxy Voting Process

3.1  Overview / Delegation to PGI and Alliance Bernstein

The Equity Division is responsible for voting all publicly traded domestic and foreign proxies for the companies owned on record date, in their client’s portfolio, including public equity, public REIT, and converted equity positions.  To mitigate the potential of material conflict of interests from arising and in the best interests of AIMCO/LLC clients, the Equity Officer authorizes PGI and Alliance Bernstein to use their recommendations and discretion when voting the proxy ballots of AIMCO/LLC clients.  PGI provides Allstate with proxy research, voting analysis, recommendations, and ballot voting execution services for the domestic equity portfolios.

PGI’s policies and methodologies consist of analyzing proxy statements on an issue-by-company basis with the focus of promoting long-term corporate and shareholder value.  PGI utilizes multiple data sources which include research materials of others, SEC filings of proponents and issuers, and data services.  In addition, PGI confers with both proponents and issuers to ensure a deep and full understanding of the specifics of each particular point of view, to verify factual and other information and to clarify ambiguities.

Alliance Bernstein, a third-party sub adviser, provides portfolio management services for the foreign equity portfolio of AIMCO clients, including, but not limited to, analysis and voting of proxies for that portfolio, and evaluating and acting on corporate event notices.  This process is separate and independent from AIMCO’s process.  The sub-adviser uses its own policies and procedures and has full discretion over the methodology applied when voting the proxies.

PGI’s and Alliance Bernstein’s methodologies seek to execute votes in the client’s/shareholder’s best interest and, as a result of being separate from AIMCO’s processes, addresses any potential conflicts of interest.  PGI’s and Alliance Bernstein’s recommendation methodologies and voting processes will be used unless otherwise noted in the Equity Officer’s annual report to the CRMC, or unless a specific vote is overridden.

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3.2  General Maintenance

The Equity Division is responsible for performing certain maintenance functions as a result of delegating the proxy voting process to PGI and Alliance Bernstein, including:

•                  On a nightly basis, the Equity Data Warehouse will create a holdings report of all public equity positions.  The report is sent via electronic file to PGI.  PGI will validate Allstate’s holdings with the custodian and request the proxy statements.

•                  Periodically, the Equity Officer will perform sufficient due diligence on PGI’s and Alliance Bernstein’s proxy voting recommendations to provide reasonable assurance that the ballots are cast in the best interest of AIMCO/LLC clients.

•                  If the Investment Manager determines that the voting methodology on a particular proxy should be overridden, the Equity Officer will document the specific reason for the override, the names of any of the subject company’s employees who participated in the decision, and any additional documents that were material to the vote decision-making process.

•                  Quarterly, the Equity Administration area will perform sufficient due diligence to provide a reasonable assurance that Alliance Bernstein and PGI are voting all eligible shares.

•                  The Equity Officer will determine if any adjustments are needed to reasonably ensure that there are not material conflicts of interests that may impact PGI’s and Alliance Bernstein’s ability to execute votes in the best interest of AIMCO/LLC clients.  The results of this review will be reported to the CRMC.

•                  Annually, or more frequently if appropriate, the Equity Officer prepares and presents a report to the Credit and Risk Management Committee that reviews the guidelines, any updates and any manual overrides that occurred during the year.  Further, the Equity Officer reviews these policies, procedures, guidelines and the methodology for reasonableness and any conflicts of interest and any issues are reported in the Annual Compliance Report.

3.3  Vote Execution

The Equity Officer is responsible for being familiar with the voting methodologies used by PGI and Alliance Bernstein.  The Equity Officer shall monitor (in the normal course of their portfolio oversight) the corporate event notices and proxy proposals received for the domestic portfolios.  The officer may determine that the proposed vote on either a foreign or domestic proxy issue should be overridden, and will document the rationale and submit the instruction to the proxy execution service company prior to the deadline.  The Equity Officer will ensure that the override does not pose any potential conflicts of interests.  Further, the Equity Officer periodically reviews the proxy votes cast by PGI and Alliance Bernstein to ensure reasonableness.

If proxies are received (either physically or electronically) for positions not covered by the PGI process, the asset area managing those positions is responsible for executing the proxies.  The asset area is required to perform the necessary due diligence to vote the proxy in the client’s best interest.  The officer responsible for the asset group receiving a proxy must review and approve the voting decision prior to vote execution.  The asset area executing the vote must maintain the documentation in accordance with the recordkeeping requirements detailed in Section 3.6.

3.4               Shares Out On Loan

The Equity Officer is responsible for determining if shares out on loan should be recalled in order to vote their related proxies.  If shares are to be recalled, the custodian (Bank of New York) must be informed on a T+3 timeframe prior to the indicated voting date.  In addition, all affected clients of the Investment Manager must receive the benefit, relevant to their participation, of the income stream derived from when shares are out on loan.

3.5  Conflicts of Interest

Allstate has delegated the entire proxy vote execution function for the domestic and foreign equity portfolios to PGI and Alliance Bernstein, respectively.  PGI’s voting methodology consists of analyzing proxy statements on an issue-by-company basis based upon their independent research, voting analysis and recommendations.  Alliance Bernstein executes client proxy votes through International Shareholders Services (ISS), which is a third-party proxy voting service provider.  ISS executes AIMCO/LLC client proxy votes in accordance with Alliance Bernstein’s pre-established Proxy Voting Guidelines.  Both methodologies seek to execute votes in the client’s/shareholder’s best interest and, as a result, assist in addressing conflict of interest concerns.  If a conflict of

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interest is identified it will be brought to the attention of the officer responsible for the Equities Division.  The Equity Officer will act in accordance with the Investment Manager’s Conflicts of Interests Policy, Chapter 1e.

3.6  Record Keeping

The Equity Administration area is responsible for maintaining documentation pertaining to proxy voting, in accordance with Rule 204 promulgated pursuant to the Investment Advisers Act of 1940:

•                  Copies of all of the proxy voting policies and procedures.  These include this Procedure, Alliance Bernstein Proxy Voting Manual, and PGI’s Policy and Analysis Methodology Summary that are distributed to clients;

•                  Copies of PGI’s and Alliance Bernstein’s quarterly comprehensive voting report that details, by Allstate legal entity/client, each proxy voted during that time period, the date voted, the company involved, the ballot issue, how the vote was cast and the number of shares that were voted;

•                  Documentation supporting any one-off changes/standing overrides to the voting methodologies and recommendations of PGI and Alliance Bernstein.  This includes the Equity Officer’s formal approval and any additional documentation used to support the change;

•                  Documentation evidencing the Equity Officer’s periodic review of PGI’s and Alliance Bernstein’s voting recommendations which provides reasonable assurance that the proxy ballots are cast in the best interest of AIMCO/LLC clients;

•                  Documentation evidencing that all affected clients of the Investment Manager received the benefit, relevant to their participation, of the income stream derived from their shares being out on loan.

•                  Copies of all client requests for proxy voting procedures and/or voting records and the information that was provided to each client; and

•                  The aforementioned documents will be retained in accordance with the Investment Manager’s Document Retention Policy, Chapter 5c.

Note: Copies of proxy statements are not maintained by the Equity Administration area, but are available from PGI, Alliance Bernstein and the SEC’s EDGAR system upon request.

3.7  Client Information Requests

All requests for information will be directed to the Equity Division Administration Manager.  Upon receiving a client request, the Equity Division Administration Manager will forward a copy of the client’s quarterly PGI and Alliance Bernstein quarterly voting records.  The Equity Administration area maintains copies of all client requests and the information that was provided to the client.

4.  Key Process Controls

In issuing Release IA-2106, the SEC endeavored to address several issues related to proxy voting.  These are specified below, with the attendant controls embedded in this Procedure:

Issue:	Control
Conflicts of interest; votes not in the best interest of the client

Methodology and analysis used in Alliance Bernstein’s and PGI’s process of casting proxy votes; CRMC oversight; Equity Officer review and approval of overrides; Equity Officer annual review of Alliance Bernstein’s and PGI’s voting methodologies; Equity Officer periodic review of PGI’s and Alliance Bernstein’s proxy voting analysis and recommendations

Failure to vote all client shares (Except for those shares out on loan)	Quarterly Due diligence on PGI’s performance

Unauthorized overrides of proxy votes	Equity Officer review/approval of override; segregation of duties; password protection; compliance review

Failure to maintain required documentation	Compliance review

Undocumented policies & procedures	PGI’s Policy and Analysis Methodology Summary, Alliance Bernstein’s Proxy Voting Manual and this Procedure

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Further elaboration of the controls is provided below:

Independent Reporting

PGI and Alliance Bernstein produce an independent quarterly report that details all the votes cast on behalf of Investment Manager’s clients.

Reconciliation

The Equity Administration area performs quarterly due diligence regarding PGI voting clients’ proxies.

Segregation of Duties / Systematic Controls

1) Allstate has delegated voting authority to an independent third party and, for the majority of cases, utilizes their recommendation in the voting of client proxies.  The voting methodologies of PGI and Alliance Bernstein address conflicts of interest in voting practices.   2) Only the Equity Officer has the ability to change the voting recommendations of PGI and Alliance Bernstein

The Equity Officer is required to periodically review the voting recommendations issued by PGI and Alliance Bernstein to provide reasonable assurance that the proxy ballots are cast in the best interest of AIMCO/LLC clients and do not pose a conflict of interest.

Periodic Reviews

Investment Compliance will perform a periodic review of the general maintenance, vote execution, and record keeping requirements of the proxy voting process. The review will assess whether client proxies are maintained and documented in accordance with the requirements of this Procedure.

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Statement of Policies and Procedures for AllianceBernstein L.P.

Proxy Voting

1.                Introduction

As a registered investment adviser, AllianceBernstein L.P. (“AllianceBernstein”, “we” or “us”) has a fiduciary duty to act solely in the best interests of our clients.  We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients.  Consistent with these obligations, we will disclose our clients’ voting records only to them and as required by mutual fund vote disclosure regulations.  In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940.  It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940.  This statement applies to AllianceBernstein’s investment groups investing on behalf of clients in both U.S. and non-U.S. securities.

2.              Proxy Policies

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients’ accounts.  These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider.  AllianceBernstein reserves the right to depart from these guidelines in order to make voting decisions that are in our clients’ best interests.  In reviewing proxy issues, we will apply the following general policies:

2.1.                Corporate Governance

AllianceBernstein’s proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to shareholders.  We favor proposals promoting transparency and accountability within a company.  We support the appointment of a majority of independent directors on key committees and generally support separating the positions of chairman and chief executive officer, except in cases where a company has sufficient counter-balancing governance in place.  Because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we generally will support shareholder proposals that request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast.  Furthermore, we have written to the SEC in support of shareholder access to corporate proxy statements under specified conditions with the goal of serving the best interests of all shareholders.

2.2.                Elections of Directors

Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors.  That

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said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support.  Therefore, we may withhold votes for directors (or vote against directors in non-U.S. markets) who fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares.  (We may vote against directors under these circumstances if the company has adopted a majority voting policy because, if a company has adopted such a policy, withholding votes from directors is not possible.)  In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse, and we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.  Also, we will generally not withhold votes for directors who meet the definition of independence promulgated by the exchange on which the company’s shares are traded.  Finally, because we believe that cumulative voting provides a disproportionate voice to minority shareholders in the affairs of a company, we will generally vote against such proposals and vote for management proposals seeking to eliminate cumulative voting.

2.3.                Appointment of Auditors

AllianceBernstein believes that the company is in the best position to choose its auditors, so we will generally support management’s recommendation.  However, we recognize that there are inherent conflicts when a company’s independent auditor performs substantial non-audit services for the company.  The Sarbanes-Oxley Act of 2002 prohibits certain categories of services by auditors to U.S. issuers, making this issue less prevalent in the U.S.  Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees as well as if there are other reasons for us to question the independence or performance of the auditors.

2.4.                Changes in Legal and Capital Structure

Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature.  Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with management’s recommendations on such proposals.  However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company.  For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition, or provide a sufficient number of shares for an employee savings plan, stock option plan or executive compensation plan.  However, a satisfactory explanation of a company’s intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares outstanding.  We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device.  We will support shareholder proposals that seek to eliminate dual class voting structures.

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2.5.                Corporate Restructurings, Mergers and Acquisitions

AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision.  Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

2.6.                Proposals Affecting Shareholder Rights

AllianceBernstein believes that certain fundamental rights of shareholders must be protected.  We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights.  However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

2.7.                Anti-Takeover Measures

AllianceBernstein believes that measures that impede corporate transactions (such as takeovers) or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company.  Therefore, we will generally oppose proposals, regardless of whether they are advanced by management or shareholders, when their purpose or effect is to entrench management or excessively or inappropriately dilute shareholder ownership.  Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers.  For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote.  We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans.  Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

2.8.                Executive Compensation

AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered to company employees.  Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.  In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans.  We generally will oppose shareholder proposals to amend a company’s by-laws to give shareholders the right to vote on executive compensation.  We believe this by-law amendment is likely to put the company at a competitive disadvantage which, in turn, is likely to adversely affect the value of the company and our clients’ interests.  We generally will oppose plans that have below market value exercise prices on the date of issuance or permit re-pricing of underwater stock options without shareholder approval.  Other factors such as the company’s performance and industry practice will

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generally be factored into our analysis.  We believe the U.S. Securities and Exchange Commission (“SEC”) took appropriate steps to ensure more complete and transparent disclosure of executive compensation when it issued its modified executive compensation disclosure rules in 2006.  Therefore, while we will consider them on a case-by-case basis, we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation, including proposals that seek to specify the measurement of performance-based compensation, if the company is subject to SEC rules.  Finally, we will support requiring a shareholder vote on management proposals to provide severance packages that exceed 2.99 times the sum of an executive officer’s base salary plus bonus that are triggered by a change in control.  Finally, we will support shareholder proposals requiring a company to expense compensatory employee stock options (to the extent the jurisdiction in which the company operates does not already require it) because we view this form of compensation as a significant corporate expense that should be appropriately accounted for.

2.9.                Social and Corporate Responsibility

AllianceBernstein will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value.  We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company with no discernable benefits to shareholders.  We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

3.              Proxy Voting Procedures

3.1.                Proxy Voting Committees

Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for AllianceBernstein and consider specific proxy voting matters as necessary.  These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal.  In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management, interested shareholder groups and others as necessary to discuss proxy issues.  Members of the committees include senior investment personnel and representatives of the Legal and Compliance Department.  The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below).  Finally, the committees monitor adherence to these policies.

3.2.                Conflicts of Interest

AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage or administer, who distributes AllianceBernstein-sponsored mutual funds, or with whom we have, or one of our employees has, a business or personal relationship that may affect (or may be reasonably viewed as affecting) how we vote on the issuer’s proxy.  Similarly, AllianceBernstein may have a potentially material conflict of interest when deciding how to vote on a

9

proposal sponsored or supported by a shareholder group that is a client.  We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted based solely on our clients’ best interests.  Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interest, including: (i) on an annual basis, the proxy committees taking reasonable steps to evaluate (A) the nature of AllianceBernstein’s and our employees’ material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and (B) any client that has sponsored or has a material interest in a proposal upon which we will be eligible to vote;  (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that he or she is aware of (including personal relationships) and any contact that he or she has had with any interested party regarding a proxy vote;  (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties;  and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients’ best interests.

Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the proxy committees take reasonable steps to verify that any third party research service is, in fact, independent taking into account all of the relevant facts and circumstances.  This includes reviewing the third party research service’s conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make recommendations in an impartial manner and in the best interests of our clients.

3.3.                Proxies of Certain Non-U.S. Issuers

Proxy voting in certain countries requires “share blocking.”  Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary.  During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks.  Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote is outweighed by the cost of voting (i.e. not being able to sell the shares during this period).  Accordingly, if share blocking is required we generally choose not to vote those shares.

In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent AllianceBernstein from voting such proxies.  For example, AllianceBernstein may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting.  Other markets require AllianceBernstein to provide local agents with power of attorney prior to implementing AllianceBernstein’s voting instructions.  Although it is AllianceBernstein’s policy to seek to vote all proxies

10

for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

3.4.                Loaned Securities

Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue.  AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements.  However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

3.5.                Proxy Voting Records

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge.  Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, go to the Securities and Exchange Commission’s web site at www.sec.gov or call AllianceBernstein at (800) 227-4618.

11

Registration Nos. 333-148568

811-22165

ALLSTATE FINANCIAL INVESTMENT TRUST

PART C

OTHER INFORMATION

Item 23.  Exhibits.

(a)                                 (1)                                   The Declaration of Trust of Allstate Financial Investment Trust (the “Registrant”) dated November 15, 2007, is incorporated by reference to exhibit (a)(1) to the Registrant’s initial Registration Statement as filed on Form N-1A (the “Registration Statement”) on January 9, 2008.

(2)                                  Written Instrument Establishing and Designating Classes of Shares dated January 4, 2008, is incorporated by reference to exhibit (2) to the Registration Statement as filed on January 9, 2008.

(3)                                  Written Instrument Amending the Declaration of Trust dated March 6, 2008, is incorporated by reference to exhibit (a)(3) Pre-Effective Amendment No. 1 to the Registration Statement as filed on March 18, 2008.

(b)                                (1)                                   The By-Laws of the Registrant dated November 15, 2007, are incorporated by reference to exhibit (b)(1) to the Registration Statement as filed on January 9, 2008.

(c)                                 None.

(d)                                (1)                                   The Investment Management Agreement dated March 20, 2008, between Allstate Institutional Advisors, LLC (the “Investment Adviser”) and the Registrant, is filed herewith.

(2)                                  The Investment Sub-Advisory Agreement dated March 20, 2008, between the Investment Adviser and Allstate Investment Management Company (“AIMCO”), is filed herewith.

(3)                                  The Investment Sub-Advisory Agreement dated March 20, 2008, between Investment Adviser and AllianceBernstein L.P. (“AllianceBernstein”) is filed herewith.

(e)                                 (1)                                   Distribution Agreement dated March 20, 2008, between the Registrant and Funds Distributor, LLC, is filed herewith.

(2)                                  Wholesaling Agreement dated March 20, 2008, between Allstate Distributors, LLC and Funds Distributor, LLC is filed herewith.

(3)                                  Distribution Services Agreement dated March 20, 2008, between Allstate Institutional Advisors, LLC and Funds Distributor, LLC, is filed herewith.

(f)                                   None.

(g)                                (1)                                   Master Custodian Agreement dated March 20, 2008, between the Registrant and State Street Bank and Trust Company, is filed herewith.

(h)                                (1)                                   Transfer Agency and Service Agreement dated April 16, 2008, between the Registrant, Allstate Life Insurance Company and Boston Financial Data Services, Inc., is filed herewith.

(2)                                 Administration Agreement dated March 20, 2008, between the Registrant and State Street Bank and Trust Company, is filed herewith.

(3)                                 Service Mark Licensing Agreement dated March 20, 2008, between the Registrant and Allstate Insurance Company, is filed herewith.

(4)                                 Standard & Poor’s Master Index License Agreement effective April 1, 2008, between the Registrant on behalf of the Allstate Large Cap Index Fund and Standard & Poor’s, a division of The McGraw-Hill Companies is filed herewith.

(5)                                 Compliance Services Agreement dated March 20, 2008, between the Registrant and Foreside Compliance Services, LLC is filed herewith.

(6)                                 Services Agreement dated June 3, 2008, between National Financial Services LLC and Fidelity Brokerage Services LLC and the Registrant, is filed herewith.

(7)                                 Master Agreement for DST FAN MAIL® SERVICES dated June 16, 2008, between DST Systems, Inc., and Allstate Institutional Advisors, LLC, is filed herewith.

(8)                                 Master Agreement for DST FAN SERVICES – MUTUAL FUNDS dated June 16, 2008, between DST Systems, Inc., and Allstate Institutional Advisors, LLC, is filed herewith.

(9)                                 Allocation of Joint Fidelity Bond Premium and Recoveries dated March 20, 2008, between the Registrant and Allstate Institutional Advisors, LLC, is filed herewith.

(10)                           Expense Limitation Agreement dated as of March 20, 2008, between the Registrant and the Investment Adviser is filed herewith.

(11)                           First Amendment to Expense Limitation Agreement, effective September 1, 2008, between the Registrant and the Adviser is filed herewith.

(i)                                    Opinion and Consent of Vedder Price P.C.is incorporated by reference to exhibit (i) to the Pre-Effective Amendment No. 1 to the Registration Statement as filed on March 18, 2008.

(j)                                    Consent of Independent Public Accountants is filed herewith.

(k)                                 None.

(l)                                    None.

(m)                              12b-1 Plan dated March 20, 2008 is filed herewith.

(n)                                Rule 18f-3 – Multi Class Plan dated October 16, 2008 is filed herewith.

(o)                                Reserved.

(p)                                (1)                                  Code of Ethics of the Registrant dated March 20, 2008 is filed herewith.

(2)                                 Code of Ethics of the Investment Adviser is incorporated by reference to exhibit (p)(2) to Pre-Effective Amendment No. 1 to the Registration Statement filed on March 18, 2008.

(3)                                 Code of Ethics of AIMCO is incorporated by reference to exhibit (p)(3) to Pre-Effective Amendment No. 1 to the Registration Statement filed on March 18, 2008.

(4)                                 Code of Ethics of AllianceBernstein is incorporated by reference to exhibit (p)(4) to Pre-Effective Amendment No. 1 to the Registration Statement filed on March 18, 2008.

(5)                                 Code of Ethics of Funds Distributor, LLC is incorporated by reference to exhibit (p)(5) to Pre-Effective Amendment No. 1 to the Registration Statement filed on March 18, 2008.

(q)                                (1)                                  Power of Attorney for Robert S. Matthews is filed herewith.

(2)                                 Power of Attorney for Roland C. Baker is filed herewith.

(3)                                 Power of Attorney for John C. Lounds is filed herewith.

(4)                                 Power of Attorney for John B. Scott is filed herewith.

Item 24.                 Persons Controlled by or Under Common Control with the Fund

Not applicable.

Item 25.                 Indemnification

Pursuant to Del. Code Ann. Title 12 Section 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and Trustees from and against any and all claims and demands whatsoever.

Section 5.2 of Article V of the Registrant’s Declaration of Trust provides for indemnification of directors and officers of the Trust under certain circumstances but does not allow such indemnification in cases of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office.

The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

The Investment Management Agreement between the Registrant and the Investment Adviser, provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties thereunder on the part of the Investment Adviser, the Investment Adviser shall not be liable for any error of judgment or mistake of law, or for any loss suffered by the Trust in connection with the matters to which such Agreement relates.

Item 26.                 Business and Other Connections of the Investment Adviser

Allstate Institutional Advisors, LLC

See “Management of the Allstate Funds - Investment Adviser” in the Class A, Class C and Class I Prospectus and Class GA, Class GC and Class GI Prospectus, “Management of the Fund — Investment Adviser” in the Allstate Large Cap Index Prospectus, and “Management of the Funds — Board of Trustees Information” and “Management of the Funds — The Adviser” in the Statement of Additional Information for information regarding the business of the Investment Adviser.

The principal occupation of the directors and officers of the Investment Adviser are their services as directors and officers of the Investment Adviser.  The address of the Investment Adviser is 3100 Sanders Road, Suite M2A, Northbrook, Illinois 60062.

 Set forth below is information as to any other business, profession, vocation and employment of a substantial nature in which each officer of the Investment Adviser is, or at any during the last two fiscal years has been, engaged for their own account or in the capacity of director, officer, employee partner or trustee:

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company

John C. Lounds, Manager and Chairman of the Board	Allstate Life Insurance Company; its subsidiaries and affiliates	Senior Vice President; Officer &/or employee

Lisa Flanary, Manager and CEO	Allstate Life Insurance Company; its subsidiaries and affiliates	Assistant Vice President; Officer &/or employee

Joseph P. Rath, Manager, Assistant Vice President, General Counsel, and Secretary	Allstate Life Insurance Company; its subsidiaries and affiliates	Assistant Vice President, Assistant General Counsel and Assistant Secretary; Officer &/or employee

William Marshall, President	Allstate Life Insurance Company; its subsidiaries and affiliates	Director; Officer &/or employee

Stephen North, Vice President	Allstate Life Insurance Company; its subsidiaries and affiliates	Mutual Fund Management; Officer &/or employee

Kenneth P. Priess, Controller	Allstate Life Insurance Company; its subsidiaries and affiliates	Direct Finance; Officer &/or employee

Darryl Baltimore, Treasurer	Allstate Life Insurance Company; its subsidiaries and affiliates	Assistant Vice President; Officer &/or employee

Andrew Plebanski, Vice President and Chief Compliance Officer	Allstate Life Insurance Company; its subsidiaries and affiliates	Fund Relationship Manager and Fund Compliance Manager; Officer &/or employee

Allen R. Reed, Assistant Secretary	Allstate Life Insurance Company; its subsidiaries and affiliates	Associate Counsel; Officer &/or employee

Mario Rizzo, Assistant Treasurer	Allstate Life Insurance Company; its subsidiaries and affiliates	AVP Assistant Treasurer; Officer &/or employee

Susan L. Lees, Assistant Secretary	Allstate Life Insurance Company; its subsidiaries and affiliates	Director, Senior Vice President, General Counsel and Secretary; Officer &/or employee

Karen C. Duffy, Assistant Treasurer	Allstate Life Insurance Company; its subsidiaries and affiliates	Assistant Vice President and Assistant Treasurer; Officer &/or employee

Allstate Investment Management Company

See “Management of the Fund - Subadvisers” in the Allstate Large Cap Index Fund’s Prospectus and “Management of the Funds — Subadvisers” in the Statement of Additional Information for information regarding the business of AIMCO.

The principal occupation of the directors and officers of AIMCO are their services as directors and officers of AIMCO and of Allstate Investments, LLC, an affiliated investment adviser.  The address of AIMCO is 3075 Sanders Road, Suite G5A, Northbrook, Illinois 60062.

Set forth below is information as to any other business, profession, vocation and employment of a substantial nature in which each officer of AIMCO is, or at any during the last two fiscal years has been, engaged for their own account or in the capacity of director, officer, employee partner or trustee:

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company

Eric A. Simonson, Chairman of the Board, President and Chief Investment Officer/Director	Allstate Investments, LLC (“AILLC”); its subsidiaries and affiliates	Chairman of the Board, President and Manager; Officer &/or employee
	Allstate Insurance Company and other Allstate affiliates (“Allstate”); its subsidiaries and affiliates	Senior Vice President (“SVP”) and Director

Mary J. McGinn, Vice President, Secretary and General Counsel	AILLC Allstate; its subsidiaries and affiliates	Vice President, Secretary and General Counsel; Officer &/or employee

Linda Honour, Senior Managing Director/Director	AILLC; its subsidiaries and affiliates	Senior Managing Director and Manager; Officer &/or employee

Mary C. Winn, Assistant Vice President (“AVP”) and Treasurer	AILLC; its subsidiaries and affiliates	Treasurer and AVP; Officer &/or employee

Trond K. Odegaard AVP - Investment Risk Manager and Chief Compliance Officer	AILLC; its subsidiaries and affiliates	AVP Investment Risk Manager and Chief Compliance Officer; Officer &/or employee

Paul A. Lythberg, Compliance Director	AILLC; its subsidiaries and affiliates	Compliance Director; Officer &/or employee

Judith P. Greffin, Director, SVP and Chief Investment Officer	AILLC; its subsidiaries and affiliates	Manager, SVP and Chief Investment Manager; Officer &/or employee

Dorothy E. Even, Senior Managing Director and Director	AILLC; its subsidiaries and affiliates	Manager and Senior Managing Director; Officer &/or employee

Charles D. Mires, Senior Managing Director and Director	AILLC; its subsidiaries and affiliates	Manager and Senior Managing Director; Officer &/or employee

Patricia W. Wilson, Senior Managing Director and Director	AILLC; its subsidiaries and affiliates	Manager and Senior Managing Director; Officer &/or employee

Mark W. Davis, Senior Managing Director and Director	AILLC; its subsidiaries and affiliates	Manager and Senior Managing Director; Officer &/or employee

Mark P. Cloghessy, Managing Director	AILLC; its subsidiaries and affiliates	Managing Director; Officer &/or employee

Jerry D. Zinkula, Managing	AILLC; its subsidiaries and affiliates	Managing Director; Officer &/or employee

Director

Daniel J. Rivera, Managing Director	AILLC; its subsidiaries and affiliates	Managing Director; Officer &/or employee

A. Farrell Breege, Managing Director	AILLC; its subsidiaries and affiliates	Managing Director; Officer &/or employee

David A. Walsh, Managing Director	AILLC; its subsidiaries and affiliates	Managing Director; Officer &/or employee

Sandra L. Figurski, AVP	AILLC; its subsidiaries and affiliates	AVP; Officer &/or employee

Paul H. Schutt, AVP	AILLC; its subsidiaries and affiliates	AVP; Officer &/or employee

Doris J. Bryant, Assistant Secretary	AILLC; its subsidiaries and affiliates	Assistant Secretary; Officer &/or employee

Paul N. Kierig, Assistant Secretary	AILLC; its subsidiaries and affiliates	Assistant Secretary; Officer &/or employee

AllianceBernstein L.P.

“Below is the standard disclosure typically provided for the AllianceBernstein funds. The second paragraph should serve your purposes.

          The descriptions of AllianceBernstein L.P. under the captions “Management of the Fund” in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration
Statement are incorporated by reference herein.

          The information as to the directors and executive officers of AllianceBernstein Corporation, the general partner of AllianceBernstein L.P., set forth in AllianceBernstein L.P.’s Form ADV filed with the Securities and
Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.”

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company

Peter S. Kraus, Chairman and CEO	AllianceBernstein Corporation (“ABC”)	Chairman and CEO

Jerry M. Lieberman, President and Chief Operating Officer	ABC	President, CEO & Director

Lawrence H. Cohen, Executive Vice President

Laurence E. Cranch, Executive Vice President and General Counsel

Sharon Fay, Executive Vice President

Marilyn G. Fedak, Executive Vice President	ABC	Executive Vice President

James A. Gingrich, Executive Vice President

Mark R. Gordon, Executive Vice President	ABC	Executive Vice President

Thomas S. Hexner, Executive Vice President	ABC	Executive Vice President

Mark R. Manley, Senior Vice President and Chief Compliance Officer	ABC	Senior Vice President, Deputy General Counsel, Assistant Secretary

Seth J. Masters, Executive Vice President	ABC	Executive Vice President

Mark O. Mayer, Executive Vice President	ABC	Executive Vice President

Douglas J. Peebles, Executive Vice President	ABC	Executive Vice President

Jeffrey S. Phlegar, Executive Vice President	ABC	Executive Vice President

James G. Reilly, Executive Vice President	ABC	Executive Vice President

Lisa A. Shalett, Executive Vice President	ABC	Executive Vice President

David A. Steyn, Executive Vice President	ABC	Executive Vice President

Gregory J. Tencza, Executive Vice President	ABC	Executive Vice President

Christopher M. Toub, Executive Vice President	ABC	Executive Vice President

Robert H. Joseph, Jr., Senior Vice President and Chief Financial Officer	ABC	Senior Vice President & CFO

Edward J. Farrell, Senior Vice President and Controller

Item 27.               Principal Underwriters

(a)                                  Funds Distributor, LLC, (“FDL” or the “Distributor”), is located at 10 High Street, Suite 302, Boston Massachusetts 02110.  FDL is registered with the Securities and Exchange Commission as a broker-dealer and is a member of FINRA.  FDL is an indirectly wholly-owned subsidiary of Foreside Financial Group, LLC, located at Two Portland Square, Portland, Maine 04101.  FDL acts as principal underwriter of the following investment companies other than the Registrant: GMO Trust, Allstate ClearTarget Retirement Finds, Allstate Large Cap Index Fund, Munder Series Trust II (fka The Munder Framlington Funds Trust).

(b)                                 The Directors and Officers of The Underwriter are as follows:

Name	Address	Positions and Offices with Underwriter	Positions and Offices with Registrant

Mark S. Redman	690 Taylor Road, Suite 150, Gahanna, OH 42330-3202	President and Director

Jennifer E. Hoopes	Two Portland Square, Portland, Maine 04101	Secretary

Linda C. Carley	10 High Street, Suite 302, Boston, MA 02110	Compliance Officer

Wayne A. Rose	10 High Street, Suite 302, Boston, MA 02110	Co Chief Compliance Officer	AML Compliance Officer

James Edward Pike	690 Taylor Road, Suite 150, Gahanna, OH 43230-3202	Financial and Operations Principal

(c)                                  Not applicable.

Item 28.                 Location of Accounts and Records

The accounts, books and other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained at the following locations:

Investment Adviser

Allstate Institutional Advisors, LLC, 3100 Sanders Road, Suite J5, Northbrook, Illinois 60062.

AIMCO

Allstate Investment Management Company, 3075 Sanders Road, Northbrook, Illinois 60062.

AllianceBernstein

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York 10105.

Transfer Agent, Fund Accountant and Administrator

Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171.

Administrator, Custodian & Fund Accounting Agent

State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Distributor

Funds Distributor, LLC, 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219.

Item 29.                 Management Services

None.

Item 30.                 Undertakings

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

EXHIBIT INDEX

(d) (1)	Investment Management Agreement

(d) (2)	Investment Sub-Advisory Agreement

(d) (3)	Investment Sub-Advisory Agreement

(e)(1)	Distribution Agreement

(e)(2)	Wholesaling Agreement

(e)(3)	Distribution Services Agreement

(g)(1)	Master Custodian Agreement

(h) (1)	Transfer Agency and Service Agreement

(h) (2)	Administration Agreement

(h) (3)	Service Mark Licensing Agreement

(h) (4)	Standard & Poor’s Master Index License Agreement

(h) (5)	Compliance Services Agreement

(h) (6)	Services Agreement

(h) (7)	Master Agreement for DST FAN MAIL® SERVICES

(h) (8)	Master Agreement for DST FAN SERVICES — MUTUAL FUNDS

(h) (9)	Allocation of Joint Fidelity Bond Premium and Recoveries

(h) (10)	Expense Limitation Agreement

(h) (11)	First Amendment to Expense Limitation Agreement

(j)	Consent of Independent Public Accountants

(m)	12b-1 Plan

(n)	Rule 18f-3 Plan

(p)(1)	Code of Ethics of the Trust

(q)(1)	Power of Attorney for Robert S. Matthews

(q)(2)	Power of Attorney for Roland C. Baker

(q)(3)	Power of Attorney for John C. Lounds

(q)(4)	Power of Attorney for John B. Scott

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 1 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 1 under the Securities Act of 1933, as amended and Post-Effective Amendment No. 2 under the Investment Company Act of 1940, as amended to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Northbrook, and the State of Illinois on the 24th day of December 2008.

ALLSTATE FINANCIAL INVESTMENT TRUST

By	/s/ Frederick F. Cripe
Frederick F. Cripe
President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Frederick F. Cripe	President (principal executive officer)	December 24, 2008
Frederick F. Cripe

/s/ Darryl Baltimore	Treasurer (principal financial and accounting officer)	December 24, 2008
Darryl Baltimore

/s/ Roland C. Baker*	Trustee	December 24, 2008
Roland C. Baker

/s/ John C. Lounds*	Trustee	December 24, 2008
John C. Lounds

/s/ Robert S. Matthews*	Trustee	December 24, 2008
Robert S. Matthews

/s/ John B. Scott*	Trustee	December 24, 2008
John B. Scott

/s/ William P. Marshall
William P. Marshall
Attorney-in-Fact
December 24, 2008

*Signed pursuant to powers of attorney authorizing William P. Marshall to execute this Registration Statement, and Amendments thereto, for each of the Trustees of the Registrant on whose behalf this Registration Statement is filed.

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